UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21261
Rydex ETF Trust
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
(Address of principal executive offices)	(Zip code)
Donald C. Cacciapaglia Rydex ETF Trust 805 King Farm Boulevard, Suite 600 Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 86.2%
Financials - 19.5%
Alior Bank S.A.	906	$25,292
BDO Unibank, Inc.	13,375	23,315
Ayala Land, Inc.	38,100	22,026
Malayan Banking BHD	7,500	21,582
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,638	21,201
AMMB Holdings BHD	9,600	21,027
Metro Pacific Investments Corp.	216,000	20,494
Bank Pekao S.A.	342	20,088
Piraeus Bank S.A.	8,499	19,828
Credicorp Ltd.	150	19,788
UEM Sunrise BHD	31,500	19,485
Powszechny Zaklad Ubezpieczen S.A.	147	19,236
CIMB Group Holdings BHD	9,300	19,231
Commercial International Bank Egypt SAEGDR	4,243	18,839
Yuanta Financial Holding Company Ltd.	33,068	18,391
Bank Mandiri Persero Tbk PT	25,500	18,170
CTBC Financial Holding Company Ltd.	27,069	17,869
Cathay Financial Holding Company Ltd.	11,701	17,630
Shin Kong Financial Holding Company Ltd.	52,338	17,534
China Development Financial Holding Corp.	60,000	17,506
Fibra Uno Administracion S.A. de CV	5,400	17,425
Bank Rakyat Indonesia Persero Tbk PT	25,500	17,386
Highwealth Construction Corp.	8,600	17,287
Lippo Karawaci Tbk PT	222,000	17,273
Grupo Financiero Banorte SAB de CV — Class O	2,732	17,235
Bumi Serpong Damai PT	144,000	16,983
Bancolombia S.A. ADR	386	16,961
Mega Financial Holding Company Ltd.	20,956	16,911
Taishin Financial Holding Company Ltd.	35,684	16,901
Alpha Bank AE — Class B	18,612	16,816
Hua Nan Financial Holdings Company Ltd.	29,605	16,709
Fubon Financial Holding Company Ltd.	11,788	16,652
Shimao Property Holdings Ltd.	7,608	16,618
Bank Negara Indonesia Persero Tbk PT	46,500	16,604
China Life Insurance Company Ltd.	17,220	16,454
China Life Insurance Company Ltd. — Class H	6,000	16,382
Shinhan Financial Group Company Ltd. ADR*	393	16,266
China Everbright Ltd.	12,000	16,258
PICC Property & Casualty Company Ltd. — Class H	12,000	16,227
Komercni Banka AS	75	16,224
China Overseas Land & Investment Ltd.	6,000	16,188
Chang Hwa Commercial Bank	27,124	16,070
Bank Central Asia Tbk PT	19,684	16,000
First Financial Holding Company Ltd.	26,558	15,866
Ruentex Development Company Ltd.	9,000	15,863
Bangkok Bank PCL	3,041	15,799
Industrial Bank of Korea	1,350	15,766
Evergrande Real Estate Group Ltd.	39,272	15,729
Investec Ltd.	2,448	15,608
OTP Bank plc	852	15,605
Kasikornbank PCL	3,028	15,594
China Pacific Insurance Group Company Ltd. — Class H	4,200	15,308
VTB Bank OJSCGDR	5,961	15,141
Bank of China Ltd. — Class H	35,620	15,092
E.Sun Financial Holding Company Ltd.	24,220	15,069
Siam Commercial Bank PCL	3,322	14,995
Remgro Ltd.	900	14,946
Barclays Africa Group Ltd.	1,284	14,945
Hana Financial Group, Inc.	390	14,903
Longfor Properties Company Ltd.	10,732	14,872
FirstRand Ltd.	5,325	14,837
Nedbank Group Ltd.	855	14,753
Standard Bank Group Ltd.	1,407	14,733
Central Pattana PCL	12,900	14,655
Industrial & Commercial Bank of China Ltd. — Class H	23,600	14,619
Krung Thai Bank PCL	28,797	14,569
Hanwha Life Insurance Company Ltd.	2,130	14,567
Banco Santander Chile ADR	746	14,532
Guangzhou R&F Properties Company Ltd. — Class H	10,932	14,501
Dongbu Insurance Company Ltd.	288	14,476
China Construction Bank Corp. — Class H	20,752	14,405
Poly Property Group Company Ltd.	30,120	14,391
CITIC Securities Company Ltd. — Class H	6,232	14,383
People's Insurance Company Group of China Ltd. — Class H	33,000	14,322
New China Life Insurance Company Ltd. — Class H	4,800	14,280
SOHO China Ltd.	17,924	14,266
Agricultural Bank of China Ltd. — Class H	32,664	14,261
China CITIC Bank Corporation Ltd. — Class H	29,520	14,257
BS Financial Group, Inc.	960	14,216
Hyundai Securities Company Ltd.	2,640	14,207
RMB Holdings Ltd.	3,693	14,139
China Resources Land Ltd.	6,000	14,125

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
Financials - 19.5% (continued)
Haitong Securities Company Ltd. — Class H	9,600	$14,094
Sanlam Ltd.	3,294	14,065
Bank of Ayudhya PCL	14,129	14,018
Banco de Chile	114,063	14,007
Hyundai Marine & Fire Insurance Company Ltd.	480	13,947
Bank of Communications Company Ltd. — Class H	21,444	13,947
Samsung Life Insurance Company Ltd.	144	13,924
Samsung Fire & Marine Insurance Company Ltd.	60	13,902
Woori Finance Holdings Company Ltd.	1,200	13,846
Chongqing Rural Commercial Bank — Class H	32,592	13,809
Chailease Holding Company Ltd.	5,600	13,807
China Merchants Bank Company Ltd. — Class H	7,704	13,613
Growthpoint Properties Ltd.	6,906	13,572
Daewoo Securities Company Ltd.	1,650	13,273
China Minsheng Banking Corporation Ltd. — Class H	13,396	13,198
Samsung Securities Company Ltd.	324	13,153
Country Garden Holdings Company Ltd.	23,940	13,134
African Bank Investments Ltd.	13,548	12,979
Greentown China Holdings Ltd.	9,000	12,912
Samsung Card Company Ltd.	390	12,698
TMB Bank PCL	182,500	12,605
China Overseas Grand Oceans Group Ltd.	15,000	12,151
Banco Santander Brasil S.A. ADR	2,649	12,106
Haci Omer Sabanci Holding AS	3,570	11,795
Woori Investment & Securities Company Ltd.	1,380	11,784
KB Financial Group, Inc. ADR*	347	11,642
National Bank of Greece S.A. ADR[1]	2,600	11,622
Turkiye Garanti Bankasi AS	4,362	11,499
Akbank TAS	4,488	11,434
Turkiye Is Bankasi — Class C	6,354	11,382
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	11,821	11,241
Agile Property Holdings Ltd.	12,000	11,034
Ping An Insurance Group Company of China Ltd. — Class H	1,332	10,790
Yapi ve Kredi Bankasi AS	7,572	10,650
Turkiye Vakiflar Bankasi Tao — Class D	6,852	10,456
Turkiye Halk Bankasi AS	2,112	10,416
IOI Properties Group BHD	4,300	3,469
Total Financials		1,818,931
Industrials - 12.6%
Hiwin Technologies Corp.	3,003	27,257
DMCI Holdings, Inc.	18,390	24,266
China Merchants Holdings International Company Ltd.	6,974	23,711
Dialog Group BHD	23,100	22,434
IJM Corporation BHD	12,300	21,722
SM Investments Corp.	1,381	21,468
Shanghai Industrial Holdings Ltd.	6,432	21,413
AirAsia BHD	30,000	20,260
Sime Darby BHD	7,500	20,148
China Everbright International Ltd.	15,000	19,782
Grupo Aeroportuario del Sureste SAB de CV ADR	168	18,920
Promotora y Operadora de Infraestructura SAB de CV	1,500	18,230
Evergreen Marine Corporation Taiwan Ltd.	30,499	17,918
Larsen & Toubro Ltd.GDR	1,128	17,721
Samsung Engineering Company Ltd.	258	17,283
Jasa Marga Persero Tbk PT	40,381	17,115
Barloworld Ltd.	1,827	17,066
Korea Aerospace Industries Ltd.	570	17,041
Embraer S.A. ADR	555	17,033
Korean Air Lines Company Ltd.	515	17,009
Orascom Construction IndustriesGDR	459	17,006
Yang Ming Marine Transport Corp.	39,000	16,927
CJ Corp.	147	16,343
OHL Mexico SAB de CV	6,600	16,236
CTCI Corp.	11,805	16,092
SK Networks Company Ltd.	2,040	16,067
Alfa SAB de CV — Class A	5,669	15,971
GS Engineering & Construction Corp.	508	15,971
China Airlines Ltd.	45,400	15,959
Eva Airways Corp.	30,000	15,942
Far Eastern New Century Corp.	15,365	15,924
Air China Ltd. — Class H	24,284	15,825
COSCO Pacific Ltd.	12,000	15,346
Shanghai Electric Group Company Ltd. — Class H	48,000	15,331
LS Industrial Systems Company Ltd.	246	15,330
LS Corp.	195	15,322
China Communications Construction Company Ltd. — Class H	21,012	15,316
Gol Linhas Aereas Inteligentes S.A. ADR	3,895	15,307
Latam Airlines Group S.A. ADR	1,088	15,123
Daewoo International Corp.	390	15,103
KCC Corp.	33	15,015
CITIC Pacific Ltd.	12,000	14,991
China Shipping Container Lines Company Ltd. — Class H	63,228	14,902
Bidvest Group Ltd.	669	14,802
Beijing Enterprises Holdings Ltd.	1,732	14,722
Doosan Infracore Company Ltd.	1,200	14,631
Doosan Corp.	114	14,538
China COSCO Holdings Company Ltd. — Class H	34,304	14,446

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
Industrials - 12.6% (continued)
Hyundai Development Company-Engineering & Construction	630	$14,303
United Tractors Tbk PT	9,000	14,226
SK Holdings Company Ltd.	84	14,126
Hyundai Mipo Dockyard	87	14,102
Hyundai Glovis Company Ltd.	66	14,059
Airports of Thailand PCL	2,700	14,028
Samsung Techwin Company Ltd.	279	13,815
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H	16,856	13,720
Sinopec Engineering Group Company Ltd. — Class H	10,500	13,604
Hyundai Engineering & Construction Company Ltd.	249	13,586
Daewoo Shipbuilding & Marine Engineering Company Ltd.	420	13,538
Doosan Heavy Industries & Construction Company Ltd.	395	13,525
LG Corp.	249	13,376
CSR Corporation Ltd. — Class H	18,348	13,374
Samsung C&T Corp.	243	13,327
Turk Hava Yollari	4,467	13,317
BTS Group Holdings PCL	54,400	13,266
China Railway Construction Corporation Ltd. — Class H	15,164	12,674
Daelim Industrial Company Ltd.	162	12,532
Samsung Heavy Industries Company Ltd.	390	12,279
China Railway Group Ltd. — Class H	27,408	12,178
Hyundai Heavy Industries Company Ltd.	57	11,955
Daewoo Engineering & Construction Company Ltd.	1,860	11,851
KOC Holding AS	3,360	11,384
Weichai Power Company Ltd. — Class H	2,868	10,933
Zhuzhou CSR Times Electric Company Ltd. — Class H	2,920	9,063
Hanjin Kal Corp.	176	3,823
Neo Holdings Company Ltd.††	152	–
Total Industrials		1,174,249
Materials - 11.7%
Hyundai Steel Co.	326	23,269
Petronas Chemicals Group BHD	10,500	20,865
Nan Ya Plastics Corp.	9,090	19,832
Indocement Tunggal Prakarsa Tbk PT	10,572	19,395
KGHM Polska Miedz S.A.	558	19,383
Cemex SAB de CV ADR*	1,556	19,248
Sesa Sterlite Ltd. ADR	1,576	19,038
LCY Chemical Corp.	15,000	19,036
Southern Copper Corp.	669	18,719
AngloGold Ashanti Ltd. ADR	1,270	18,593
Siam Cement PCL	1,500	18,449
Grupo Mexico SAB de CV	5,684	18,388
China Steel Corp.	21,367	18,371
Industrias CH SAB de CV	3,048	18,272
Sociedad Quimica y Minera de Chile S.A. ADR	732	18,234
Taiwan Cement Corp.	12,296	17,979
African Rainbow Minerals Ltd.	915	17,906
Anhui Conch Cement Company Ltd. — Class H	4,560	17,677
Cia de Minas Buenaventura SAA ADR	1,425	17,670
Korea Zinc Company Ltd.	54	17,557
Kumba Iron Ore Ltd.	432	17,353
MMC Norilsk Nickel OJSC ADR	1,134	17,282
Semen Indonesia Persero Tbk PT	14,776	17,184
Anglo American Platinum Ltd.	432	17,124
Jiangxi Copper Company Ltd. — Class H	9,444	17,076
Sappi Ltd.	5,508	16,975
China Resources Cement Holdings Ltd.	24,820	16,973
TSRC Corp.	11,900	16,909
Harmony Gold Mining Company Ltd. ADR	5,742	16,537
Aluminum Corporation of China Ltd. ADR	1,833	16,240
Formosa Chemicals & Fibre Corp.	6,180	16,196
Industrias Penoles SAB de CV	692	16,194
Formosa Plastics Corp.	6,240	16,065
China Petrochemical Development Corp.	36,312	16,060
Indorama Ventures PCL	25,510	15,997
Uralkali OJSCGDR	657	15,867
PTT Global Chemical PCL	7,211	15,564
Zijin Mining Group Company Ltd. — Class H	71,248	15,415
BBMG Corp. — Class H	19,468	15,294
Nine Dragons Paper Holdings Ltd.	17,872	15,283
Eregli Demir ve Celik Fabrikalari TAS	12,564	15,060
Assore Ltd.	420	14,988
Gerdau S.A. ADR	2,125	14,981
Gold Fields Ltd. ADR	4,294	14,943
Nampak Ltd.	4,782	14,853
Fibria Celulose S.A. ADR	1,320	14,744
Mexichem SAB de CV	4,243	14,725
Braskem S.A. ADR	970	14,696
Severstal OAOGDR	1,806	14,665
Asia Cement Corp.	11,805	14,533
OCI Company Ltd.	81	14,378
Yingde Gases Group Company Ltd.	16,272	14,334
Impala Platinum Holdings Ltd.	1,386	14,326
Cia Siderurgica Nacional S.A. ADR	3,023	13,996
Hyosung Corp.	219	13,852
Lotte Chemical Corp.	69	13,634
Empresas CMPC S.A.	6,435	13,581
Shougang Fushan Resources Group Ltd.	48,748	13,435
Hanwha Corp.	390	13,154
LG Chem Ltd.	54	13,117
Hanwha Chemical Corp.	690	12,893

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
Materials - 11.7% (continued)
POSCO ADR	189	$12,850
CAP S.A.	876	12,778
Taiwan Fertilizer Company Ltd.	6,000	12,536
China National Building Material Company Ltd. — Class H	12,768	12,333
Kumho Petro chemical Company Ltd.	144	11,866
Cheil Industries, Inc.	168	11,850
Koza Altin Isletmeleri AS	1,101	9,374
Hyundai Hysco Company Ltd.	102	3,836
Total Materials		1,091,780
Consumer Discretionary - 9.5%
Eclat Textile Company Ltd.	3,000	32,873
Genting BHD	7,200	22,376
Genting Malaysia BHD	16,500	21,497
Astro Malaysia Holdings BHD	24,300	21,348
Shenzhou International Group Holdings Ltd.	6,000	20,670
Merida Industry Company Ltd.	3,000	18,516
Naspers Ltd. — Class N	177	17,998
Brilliance China Automotive Holdings Ltd.	11,712	17,949
Dongfeng Motor Group Company Ltd. — Class H	12,000	17,711
Nan Kang Rubber Tire Company Ltd.	14,568	17,622
Zhongsheng Group Holdings Ltd.	12,000	17,618
Steinhoff International Holdings Ltd.	4,215	17,285
Matahari Department Store Tbk PT	18,000	17,138
ANTA Sports Products Ltd.	11,656	17,023
OPAP S.A.	1,320	17,000
Haier Electronics Group Company Ltd.	5,740	16,781
China Motor Corp.	18,000	16,754
Belle International Holdings Ltd.	15,100	16,296
Grupo Televisa SAB ADR	554	16,099
Far Eastern Department Stores Ltd.	17,594	16,057
Golden Eagle Retail Group Ltd.	11,724	16,005
Astra International Tbk PT	30,000	15,786
Coway Company Ltd.	243	15,756
Cheil Worldwide, Inc.	600	15,696
Global Mediacom Tbk PT	103,500	15,682
Cheng Shin Rubber Industry Company Ltd.	6,199	15,652
Yulon Motor Company Ltd.	9,000	15,477
Kangwon Land, Inc.	480	15,180
GOME Electrical Appliances Holding Ltd.	86,600	15,056
Lotte Shopping Company Ltd.	42	14,833
Hyundai Mobis	51	14,771
BEC World PCL	10,230	14,488
Byd Company Ltd. — Class H	3,032	14,448
Minor International PCL	22,800	14,367
Halla Visteon Climate Control Corp.	390	14,320
Ruentex Industries Ltd.	5,872	14,168
Media Nusantara Citra Tbk PT	76,500	14,003
Great Wall Motor Company Ltd. — Class H	2,968	13,990
SACI Falabella	1,788	13,976
Imperial Holdings Ltd.	843	13,926
Hankook Tire Company Ltd.	240	13,835
Foschini Group Ltd.	1,665	13,819
Hyundai Motor Co.	63	13,802
Intime Retail Group Company Ltd.	13,724	13,786
Hyundai Department Store Company Ltd.	102	13,723
Mr Price Group Ltd.	1,089	13,380
Home Product Center PCL	51,300	13,287
LG Electronics, Inc.	213	13,154
Truworths International Ltd.	1,989	13,000
Geely Automobile Holdings Ltd.	31,328	12,830
Shinsegae Company Ltd.	60	12,809
Woolworths Holdings Limited/South Africa	2,307	12,497
Guangzhou Automobile Group Company Ltd. — Class H	12,408	12,352
Tofas Turk Otomobil Fabrikasi AS	2,553	11,969
Kia Motors Corp.	237	11,957
Hyundai Wia Corp.	78	11,769
Total Consumer Discretionary		882,160
Information Technology - 8.6%
Radiant Opto-Electronics Corp.	6,301	27,451
Novatek Microelectronics Corp.	6,284	25,200
Tencent Holdings Ltd.	344	24,078
Quanta Computer, Inc.	9,000	22,279
Synnex Technology International Corp.	12,000	20,358
Catcher Technology Company Ltd.	3,000	20,002
Epistar Corp.	9,000	19,903
Pegatron Corp.	15,000	19,729
Kinsus Interconnect Technology Corp.	5,628	19,597
Wipro Ltd. ADR	1,504	19,462
AAC Technologies Holdings, Inc.	4,500	19,444
Foxconn Technology Company Ltd.	8,615	19,392
Cheng Uei Precision Industry Company Ltd.	8,924	18,939
Phison Electronics Corp.	2,964	18,588
Unimicron Technology Corp.	24,000	18,378
Compal Electronics, Inc.	24,000	18,021
Acer, Inc.	30,000	17,774
Hon Hai Precision Industry Company Ltd.GDR	3,286	17,744
WPG Holdings Ltd.	15,208	17,719
Lite-On Technology Corp.	11,927	17,656
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,031	17,445
Wistron Corp.	20,690	17,141
Siliconware Precision Industries Co. ADR	2,981	17,022
Powertech Technology, Inc.	12,000	16,615
Vanguard International Semiconductor Corp.	15,000	16,586

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
Information Technology - 8.6% (continued)
Innolux Corp.	47,820	$16,573
AU Optronics Corp. ADR	5,985	16,519
Advanced Semiconductor Engineering, Inc.	17,700	16,387
United Microelectronics Corp. ADR[1]	8,109	16,380
GCL-Poly Energy Holdings Ltd.	48,156	16,373
LG Innotek Company Ltd.	201	15,962
SK Hynix, Inc.	450	15,913
Simplo Technology Company Ltd.	3,400	15,599
Lenovo Group Ltd.	12,000	15,547
LG Display Company Ltd. ADR*	1,322	15,507
Zhen Ding Technology Holding Ltd.	6,163	15,399
Realtek Semiconductor Corp.	5,544	15,188
NAVER Corp.	24	15,135
ZTE Corp. — Class H	7,240	14,975
Delta Electronics, Inc.	2,680	14,728
SK C&C Company Ltd.	114	13,313
Hanergy Solar Group Ltd.	92,000	13,033
Samsung Electro-Mechanics Company Ltd.	204	12,712
Samsung Electronics Company Ltd.GDR	21	12,327
NCSoft Corp.	66	12,240
Samsung SDI Company Ltd.	87	11,664
NHN Entertainment Corp.	17	1,228
Total Information Technology		799,225
Consumer Staples - 7.0%
Kuala Lumpur Kepong BHD	3,000	20,995
Gudang Garam Tbk PT	6,000	20,590
President Chain Store Corp.	3,000	20,150
Charoen Pokphand Foods PCL	21,035	18,161
Indofood Sukses Makmur Tbk PT	31,500	17,994
Fomento Economico Mexicano SAB de CV ADR	198	17,868
Indofood CBP Sukses Makmur Tbk PT	19,500	17,568
China Resources Enterprise Ltd.	5,828	17,338
AMOREPACIFIC Group	39	17,289
Eurocash S.A.	1,323	17,208
Standard Foods Corp.	5,808	17,023
Amorepacific Corp.	18	17,019
Uni-President China Holdings Ltd.	18,400	16,635
Want Want China Holdings Ltd.	12,312	16,617
Siam Makro PCL	17,400	16,604
Grupo Modelo SAB de CV	1,811	16,569
Hengan International Group Company Ltd.	1,500	16,198
IOI Corporation BHD	12,900	16,190
Grupo Comercial Chedraui S.A. de CV	5,400	16,004
Controladora Comercial Mexicana SAB de CV	4,201	15,926
Wal-Mart de Mexico SAB de CV	6,625	15,842
CP ALL PCL	13,161	15,649
Tingyi Cayman Islands Holding Corp.	6,000	15,532
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	404	15,461
Uni-President Enterprises Corp.	9,281	15,316
Coca-Cola Femsa SAB de CV ADR	144	15,299
CJ CheilJedang Corp.	60	14,883
KT&G Corp.	210	14,852
E-Mart Company Ltd.	60	14,575
China Mengniu Dairy Company Ltd.	3,000	13,812
Magnit OJSCGDR	258	13,610
Sun Art Retail Group Ltd.	10,352	13,545
Tiger Brands Ltd.	561	13,361
BIM Birlesik Magazalar AS	764	13,044
Biostime International Holdings Ltd.	1,500	12,914
Cencosud S.A.	4,551	12,856
Shoprite Holdings Ltd.	993	12,687
Massmart Holdings Ltd.	1,143	12,368
Orion Corporation/Republic of Korea	15	12,234
LG Household & Health Care Ltd.	27	12,058
Hite Jinro Company Ltd.	600	11,996
Ulker Biskuvi Sanayi AS	1,800	11,066
Total Consumer Staples		652,906
Telecommunication Services - 5.9%
Telekom Malaysia BHD	13,800	22,722
Philippine Long Distance Telephone Co. ADR	368	21,925
Orange Polska S.A.	6,342	21,125
Maxis BHD	9,900	20,619
DiGi.com BHD	14,700	20,602
Axiata Group BHD	10,500	20,583
Hellenic Telecommunications Organization S.A.	1,386	20,186
Tim Participacoes S.A. ADR	735	19,132
Oi S.A. ADR	10,796	18,461
Far EasTone Telecommunications Company Ltd.	9,000	17,734
Global Telecom HoldingGDR	5,298	17,589
Telefonica Brasil S.A. ADR	914	17,366
Telekomunikasi Indonesia Persero Tbk PT ADR	477	17,301
Taiwan Mobile Company Ltd.	5,816	17,046
Telefonica Czech Republic AS	1,146	16,588
Sistema JSFCGDR	609	16,437
Chunghwa Telecom Company Ltd. ADR	532	15,641
America Movil SAB de CV ADR	734	15,605
Advanced Info Service PCL	2,448	15,499
MTN Group Ltd.	852	15,065
LG Uplus Corp.	1,470	15,039
Vodacom Group Ltd.	1,380	14,503
China Unicom Hong Kong Ltd. ADR	1,111	14,487
ENTEL Chile S.A.	1,176	14,130
SK Telecom Company Ltd. ADR	642	14,085
China Telecom Corporation Ltd. — Class H	30,000	13,986

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 86.2% (continued)
Telecommunication Services - 5.9% (continued)
Turkcell Iletisim Hizmetleri AS ADR	1,112	$13,844
Mobile Telesystems OJSC ADR	798	13,766
True Corporation PCL	62,700	13,676
China Mobile Ltd. ADR	285	13,637
Turk Telekomunikasyon AS	5,124	12,692
KT Corp. ADR	879	12,438
Asia Pacific Telecom Company Ltd.	25,000	12,336
Total Telecommunication Services		545,845
Energy - 5.6%
Bumi Armada BHD	17,700	21,421
Polski Koncern Naftowy Orlen S.A.	1,458	17,941
Polskie Gornictwo Naftowe i Gazownictwo S.A.	11,697	17,180
PTT Exploration & Production PCL	3,622	16,788
Exxaro Resources Ltd.	1,221	16,383
Sasol Ltd. ADR	333	16,047
MOL Hungarian Oil & Gas plc	258	15,793
Rosneft OAOGDR	2,295	15,744
Banpu PCL	19,540	15,686
Gazprom OAO ADR	1,875	15,488
NOVATEK OAOGDR	126	15,385
Surgutneftegas OAO ADR	1,983	15,249
Lukoil OAO ADR	267	15,179
IRPC PCL	160,526	15,172
Formosa Petrochemical Corp.	5,908	14,859
Ultrapar Participacoes S.A. ADR	672	14,818
PTT PCL	1,767	14,774
Pacific Rubiales Energy Corp.	961	14,607
Tatneft OAO ADR	438	14,498
Empresas COPEC S.A.	1,209	14,112
China Petroleum & Chemical Corp. — Class H	17,654	14,051
Thai Oil PCL	8,724	13,941
China Oilfield Services Ltd. — Class H	5,096	13,651
Ecopetrol S.A. ADR	397	13,601
SK Innovation Company Ltd.	114	13,526
Yanzhou Coal Mining Company Ltd. — Class H	17,876	13,445
Indo Tambangraya Megah Tbk PT	6,000	13,170
GS Holdings	273	13,084
S-Oil Corp.	201	12,882
Adaro Energy Tbk PT	165,000	12,838
China Shenhua Energy Company Ltd. — Class H	4,724	12,198
China Coal Energy Company Ltd. — Class H	24,216	12,101
Tupras Turkiye Petrol Rafinerileri AS	720	11,863
PetroChina Company Ltd. — Class H	12,000	11,606
CNOOC Ltd. ADR	74	11,398
Kunlun Energy Company Ltd.	6,380	10,583
Total Energy		521,062
Utilities - 3.7%
Tenaga Nasional BHD	7,500	26,446
PGE S.A.	3,663	19,173
China Gas Holdings Ltd.	12,428	17,382
Guangdong Investment Ltd.	18,452	17,110
Perusahaan Gas Negara Persero Tbk PT	42,248	16,505
Aguas Andinas S.A. — Class A	25,743	16,429
Huaneng Power International, Inc. — Class H	17,664	16,425
Beijing Enterprises Water Group Ltd.	28,000	15,866
RusHydro JSC ADR	9,969	15,562
CEZ AS	615	15,494
Cia Energetica de Minas Gerais ADR	2,664	15,371
Korea Electric Power Corp. ADR*	929	15,152
Public Power Corporation S.A.	1,125	15,019
CPFL Energia S.A. ADR	1,004	14,799
Enersis S.A. ADR	1,100	14,597
China Longyuan Power Group Corp. — Class H	12,000	14,434
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,572	14,352
China Resources Power Holdings Company Ltd.	6,000	14,233
Korea Gas Corp.	225	14,000
Centrais Eletricas Brasileiras S.A. ADR	6,488	13,755
Empresa Nacional de Electricidad S.A. ADR	356	13,734
Cia Paranaense de Energia ADR	1,172	13,431
Total Utilities		349,269
Health Care - 2.1%
Sino Biopharmaceutical Ltd.	24,000	20,338
Dr Reddy's Laboratories Ltd. ADR	467	19,483
ScinoPharm Taiwan Ltd.	6,240	17,506
Sinopharm Group Company Ltd. — Class H	6,000	16,923
Aspen Pharmacare Holdings Ltd.	708	15,898
Celltrion, Inc.	377	15,761
Mediclinic International Ltd.	2,412	15,420
Richter Gedeon Nyrt	755	15,264
Bangkok Dusit Medical Services PCL — Class F	4,200	15,014
Genomma Lab Internacional SAB de CV — Class B	6,000	14,837
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	12,000	14,063
Life Healthcare Group Holdings Ltd.	4,335	13,775
Total Health Care		194,282
Total Common Stocks
(Cost $8,391,611)		8,029,709

Guggenheim MSCI Emerging Markets Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
PREFERRED STOCKS† - 0.1%
Embotelladora Andina S.A.	3,366	$12,513
Total Preferred Stocks
(Cost $20,313)		12,513
EXCHANGE TRADED FUNDS† - 13.5%
WisdomTree India Earnings Fund	43,925	710,266
iShares MSCI Brazil Capped ETF[1]	14,013	549,870
Total Exchange Traded Funds
(Cost $1,868,849)		1,260,136
SHORT TERM INVESTMENTS† - 0.3%
Federated U.S. Treasury Cash Reserve Fund	31,365	31,365
Total Short Term Investments
(Cost $31,365)		31,365
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 6.2%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$287,285	287,285
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	197,969	197,969
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	88,396	88,396
Total Securities Lending Collateral
(Cost $573,650)		573,650
Total Investments - 106.3%
(Cost $10,885,788)		$9,907,373
Other Assets & Liabilities, net - (6.3)%		(584,390)
Total Net Assets - 100.0%		$9,322,983

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5%
Information Technology - 13.1%
FireEye, Inc.	1,666	$121,601
First Solar, Inc.*	1,876	94,888
Concur Technologies, Inc.*	691	83,846
F5 Networks, Inc.*	769	82,283
Juniper Networks, Inc.*	3,090	82,225
Tableau Software, Inc. — Class A	989	79,931
ServiceNow, Inc.*	1,259	79,858
Freescale Semiconductor Ltd.*	4,374	79,301
IAC/InterActiveCorp	1,097	76,834
Fortinet, Inc.*	3,623	76,808
Rovi Corp.*	3,609	76,547
Red Hat, Inc.*	1,343	75,880
VeriFone Systems, Inc.*	2,591	75,165
Electronic Arts, Inc.*	2,847	75,161
Salesforce.com, Inc.*	1,240	75,057
Riverbed Technology, Inc.*	3,801	74,956
Science Applications International Corp.	2,017	74,649
Twitter, Inc.*,1	1,147	73,982
Facebook, Inc. — Class A*	1,181	73,895
Atmel Corp.*	8,837	73,877
Computer Sciences Corp.	1,222	73,821
NetSuite, Inc.*	699	73,521
Workday, Inc. — Class A*	811	72,617
Silicon Laboratories, Inc.*	1,537	72,608
Teradyne, Inc.*	3,856	72,531
Google, Inc. — Class A*	61	72,039
SolarWinds, Inc.*	1,800	71,802
Splunk, Inc.*	932	71,792
Marvell Technology Group Ltd.	4,777	71,321
Oracle Corp.	1,926	71,069
Dolby Laboratories, Inc. — Class A*	1,731	70,954
Equinix, Inc.*	383	70,932
Polycom, Inc.*	5,926	70,697
Brocade Communications Systems, Inc.*	7,567	70,676
ON Semiconductor Corp.*	8,445	70,600
Maxim Integrated Products, Inc.	2,317	70,112
Tech Data Corp.*	1,300	70,096
Ingram Micro, Inc. — Class A*	2,800	70,056
Autodesk, Inc.*	1,364	69,905
JDS Uniphase Corp.*	5,258	69,879
NCR Corp.*	1,978	69,606
Microchip Technology, Inc.	1,544	69,264
CDW Corp.	2,924	69,211
Amdocs Ltd.	1,595	69,000
Skyworks Solutions, Inc.*	2,280	68,970
Palo Alto Networks, Inc.*	1,160	68,962
Zynga, Inc. — Class A*	15,646	68,842
NetApp, Inc.	1,621	68,633
Altera Corp.	2,051	68,565
Hewlett-Packard Co.	2,360	68,440
Vishay Intertechnology, Inc.*	5,029	68,294
Nuance Communications, Inc.*	4,443	68,111
Diebold, Inc.	2,022	67,919
Xilinx, Inc.	1,463	67,912
Broadcom Corp. — Class A	2,280	67,853
Cisco Systems, Inc.	3,096	67,833
Cree, Inc.*	1,122	67,791
Akamai Technologies, Inc.*	1,421	67,753
Gartner, Inc.*	963	67,728
AOL, Inc.*	1,469	67,692
Harris Corp.	974	67,537
VMware, Inc. — Class A*	747	67,335
NVIDIA Corp.	4,287	67,306
Leidos Holdings, Inc.	1,484	67,285
Lexmark International, Inc. — Class A	1,714	67,172
Microsoft Corp.	1,773	67,108
Western Digital Corp.	777	66,954
EMC Corp.	2,753	66,733
Cognizant Technology Solutions Corp. — Class A*	688	66,681
Synopsys, Inc.*	1,669	66,526
Adobe Systems, Inc.*	1,123	66,470
Cadence Design Systems, Inc.*	4,690	66,223
MICROS Systems, Inc.*	1,192	66,192
SanDisk Corp.	951	66,142
Avago Technologies Ltd.	1,209	66,060
Stratasys Ltd.*	547	65,946
QUALCOMM, Inc.	888	65,907
VeriSign, Inc.*	1,121	65,859
Informatica Corp.*	1,630	65,787
DST Systems, Inc.	722	65,702
CommScope Holding Company, Inc.	3,664	65,696
LSI Corp.	5,932	65,430
International Business Machines Corp.	369	65,195
Amphenol Corp. — Class A	750	65,160
Micron Technology, Inc.*	2,826	65,111
Activision Blizzard, Inc.	3,797	65,043
Applied Materials, Inc.	3,856	64,858
EchoStar Corp. — Class A	1,379	64,854
Linear Technology Corp.	1,455	64,806
Texas Instruments, Inc.	1,527	64,745
Corning, Inc.	3,762	64,744
Intel Corp.	2,629	64,516
KLA-Tencor Corp.	1,046	64,298
CA, Inc.	1,994	63,968
Analog Devices, Inc.	1,324	63,909
Teradata Corp.*	1,552	63,818
Arrow Electronics, Inc.*	1,237	63,557
Intuit, Inc.	867	63,508
Rackspace Hosting, Inc.*	1,744	63,499
Fairchild Semiconductor International, Inc. — Class A*	4,971	63,430
Motorola Solutions, Inc.	989	63,098
Avnet, Inc.	1,536	63,084
FLIR Systems, Inc.	1,988	63,059
Solera Holdings, Inc.	942	62,954
Lam Research Corp.*	1,241	62,807
LinkedIn Corp. — Class A*	290	62,411
3D Systems Corp.*	796	61,873
Accenture plc — Class A	772	61,667

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Information Technology - 13.1% (continued)
Zebra Technologies Corp. — Class A*	1,120	$61,555
AVX Corp.	4,725	61,047
Advanced Micro Devices, Inc.*,1	17,746	60,869
Citrix Systems, Inc.*	1,118	60,450
Symantec Corp.	2,816	60,291
ANSYS, Inc.*	765	60,075
Booz Allen Hamilton Holding Corp.	3,252	59,447
Yahoo!, Inc.*	1,639	59,037
Jabil Circuit, Inc.	3,285	59,031
Apple, Inc.	117	58,570
Compuware Corp.	5,773	58,538
Pandora Media, Inc.*	1,612	58,145
TIBCO Software, Inc.*	2,703	57,547
IPG Photonics Corp.[1]	855	57,174
Automatic Data Processing, Inc.	739	56,607
Genpact Ltd.	3,320	56,340
Trimble Navigation Ltd.*	1,724	55,737
Paychex, Inc.	1,331	55,662
National Instruments Corp.	1,887	54,723
Xerox Corp.	4,969	53,914
NeuStar, Inc. — Class A*	1,332	45,141
eBay, Inc.*	819	43,571
Global Payments, Inc.	534	35,292
Vantiv, Inc. — Class A*	1,147	34,800
Visa, Inc. — Class A	159	34,253
Fidelity National Information Services, Inc.	662	33,563
Fiserv, Inc.*	597	33,462
Alliance Data Systems Corp.*	136	32,594
FactSet Research Systems, Inc.	308	32,577
Jack Henry & Associates, Inc.	575	32,074
Total System Services, Inc.	1,072	32,031
MasterCard, Inc. — Class A	420	31,786
Broadridge Financial Solutions, Inc.	875	31,754
Western Union Co.	2,053	31,616
CoreLogic, Inc.*	981	31,245
FleetCor Technologies, Inc.*	286	30,408
Total Information Technology		9,235,100
Health Care - 12.0%
ARIAD Pharmaceuticals, Inc.*,1	18,529	136,929
Illumina, Inc.*	756	114,912
Incyte Corporation Ltd.*	1,621	106,208
Jazz Pharmaceuticals plc*	688	104,342
Pharmacyclics, Inc.*	773	102,863
Community Health Systems, Inc.*	2,446	101,289
Alexion Pharmaceuticals, Inc.*	626	99,365
Medivation, Inc.*	1,247	99,261
Alkermes plc*	1,987	96,727
Vertex Pharmaceuticals, Inc.*	1,175	92,872
United Therapeutics Corp.*	897	92,050
Forest Laboratories, Inc.*	1,386	91,892
Boston Scientific Corp.*	6,738	91,165
Actavis plc*	482	91,088
Health Net, Inc.*	2,761	90,809
Seattle Genetics, Inc.*	1,999	89,675
Allergan, Inc.	778	89,159
Tenet Healthcare Corp.*	1,934	88,983
Biogen Idec, Inc.*	284	88,790
Gilead Sciences, Inc.*	1,100	88,715
Myriad Genetics, Inc.*,1	3,209	88,665
Salix Pharmaceuticals Ltd.*	910	88,579
Intuitive Surgical, Inc.*	217	88,445
Mallinckrodt plc*	1,524	88,133
Thermo Fisher Scientific, Inc.	753	86,700
Cubist Pharmaceuticals, Inc.*	1,183	86,465
Covance, Inc.*	914	86,428
Express Scripts Holding Co.*	1,152	86,043
PerkinElmer, Inc.	1,973	86,023
Allscripts Healthcare Solutions, Inc.*	5,152	85,317
Merck & Company, Inc.	1,609	85,229
HCA Holdings, Inc.*	1,693	85,107
McKesson Corp.	487	84,938
Regeneron Pharmaceuticals, Inc.*	294	84,845
Hospira, Inc.*	1,925	84,719
Eli Lilly & Co.	1,566	84,580
IDEXX Laboratories, Inc.*	739	84,438
Bruker Corp.*	4,135	84,147
Mylan, Inc.*	1,841	83,600
Stryker Corp.	1,076	83,498
Charles River Laboratories International, Inc.*	1,477	83,495
DaVita HealthCare Partners, Inc.*	1,280	83,110
Amgen, Inc.	694	82,551
Alere, Inc.*	2,173	82,357
Varian Medical Systems, Inc.*	1,011	82,204
Catamaran Corp.*	1,685	81,925
CareFusion Corp.*	2,003	81,662
MEDNAX, Inc.*	1,464	81,457
VCA Antech, Inc.*	2,544	81,255
Quintiles Transnational Holdings, Inc.*	1,705	81,209
Omnicare, Inc.	1,300	81,198
Sirona Dental Systems, Inc.	1,119	80,501
Baxter International, Inc.	1,176	80,321
LifePoint Hospitals, Inc.*	1,515	80,310
Cardinal Health, Inc.	1,179	80,196
Covidien plc	1,175	80,182
Bio-Rad Laboratories, Inc. — Class A*	630	80,086
Aetna, Inc.	1,172	80,083
Edwards Lifesciences Corp.*	1,229	80,032
Zimmer Holdings, Inc.	850	79,875
Cerner Corp.*	1,403	79,817
Henry Schein, Inc.*	692	79,504
Cigna Corp.	920	79,405
Techne Corp.	869	78,966
Universal Health Services, Inc. — Class B	961	78,821
Becton Dickinson and Co.	729	78,819
UnitedHealth Group, Inc.	1,090	78,785
St. Jude Medical, Inc.	1,297	78,767
Theravance, Inc.*	2,138	78,721
Brookdale Senior Living, Inc. — Class A*	2,860	78,536
Endo International plc*	1,191	78,463

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Health Care - 12.0% (continued)
Envision Healthcare Holdings, Inc.	2,373	$78,451
Cooper Companies, Inc.	631	78,421
Perrigo Company plc	503	78,297
BioMarin Pharmaceutical, Inc.*	1,132	77,972
Pfizer, Inc.	2,557	77,733
Life Technologies Corp.*	1,019	77,515
Laboratory Corporation of America Holdings*	861	77,344
Abbott Laboratories	2,105	77,169
Medtronic, Inc.	1,362	77,035
Teleflex, Inc.	821	76,878
Patterson Companies, Inc.	1,920	76,723
WellPoint, Inc.	887	76,282
AmerisourceBergen Corp. — Class A	1,128	75,824
QIAGEN N.V.*	3,426	75,783
Humana, Inc.	778	75,699
CR Bard, Inc.	583	75,551
Quest Diagnostics, Inc.	1,439	75,548
Bristol-Myers Squibb Co.	1,508	75,355
Johnson & Johnson	850	75,200
DENTSPLY International, Inc.	1,624	74,931
Zoetis, Inc.	2,436	73,957
Hologic, Inc.*	3,453	73,756
ResMed, Inc.[1]	1,681	73,308
Celgene Corp.*	479	72,774
Premier, Inc. — Class A	2,080	72,155
Veeva Systems, Inc. — Class A1	2,263	71,941
AbbVie, Inc.	1,437	70,744
Hill-Rom Holdings, Inc.	1,939	70,328
Waters Corp.*	594	64,312
Agilent Technologies, Inc.	1,013	58,906
Mettler-Toledo International, Inc.*	236	58,127
Total Health Care		8,459,625
Industrials - 11.9%
SolarCity Corp.	1,987	147,217
Timken Co.	2,051	115,533
Lennox International, Inc.	1,317	114,000
Armstrong World Industries, Inc.*	1,988	110,692
Valmont Industries, Inc.	751	109,931
Ingersoll-Rand plc	1,864	109,585
Masco Corp.	5,057	107,006
Owens Corning*	2,768	105,599
Hexcel Corp.*	2,531	105,492
Precision Castparts Corp.	409	104,193
Fastenal Co.	2,273	99,853
MRC Global, Inc.*	3,330	92,974
Manitowoc Company, Inc.	2,635	74,966
American Airlines Group, Inc.*	2,188	73,407
United Continental Holdings, Inc.*	1,530	70,135
Alliant Techsystems, Inc.	471	67,683
GATX Corp.	1,152	66,701
Southwest Airlines Co.	3,117	65,301
Pitney Bowes, Inc.	2,588	65,166
Delta Air Lines, Inc.	2,119	64,863
Allegion plc*	1,305	64,402
Huntington Ingalls Industries, Inc.	677	64,329
Alaska Air Group, Inc.	808	63,889
Hubbell, Inc. — Class B	544	63,501
General Dynamics Corp.	624	63,217
Textron, Inc.	1,779	63,155
Oshkosh Corp.	1,159	62,748
Raytheon Co.	658	62,556
United Rentals, Inc.*	771	62,405
Trinity Industries, Inc.	1,068	62,190
L-3 Communications Holdings, Inc.	558	61,977
Union Pacific Corp.	355	61,855
Caterpillar, Inc.	657	61,699
TransDigm Group, Inc.	369	61,634
Lockheed Martin Corp.	405	61,119
Quanta Services, Inc.*	1,957	61,000
Rockwell Collins, Inc.	804	60,750
Spirit Aerosystems Holdings, Inc. — Class A*	1,786	60,563
United Technologies Corp.	531	60,545
SPX Corp.	607	60,439
MSC Industrial Direct Company, Inc. — Class A	719	60,410
Kirby Corp.*	605	60,373
Exelis, Inc.	3,081	60,357
Honeywell International, Inc.	660	60,212
Northrop Grumman Corp.	521	60,202
Regal-Beloit Corp.	811	60,087
KBR, Inc.	1,919	60,065
Toro Co.	946	59,939
Roper Industries, Inc.	434	59,562
Jacobs Engineering Group, Inc.*	981	59,557
Covanta Holding Corp.	3,304	59,472
Old Dominion Freight Line, Inc.*	1,095	59,393
Rockwell Automation, Inc.	517	59,372
CH Robinson Worldwide, Inc.	1,013	59,301
Landstar System, Inc.	1,032	59,278
Norfolk Southern Corp.	640	59,258
Terex Corp.	1,445	59,245
Robert Half International, Inc.	1,409	58,868
Wabtec Corp.	797	58,827
AECOM Technology Corp.*	2,051	58,802
Cintas Corp.	1,027	58,611
Babcock & Wilcox Co.	1,709	58,585
Stericycle, Inc.*	498	58,296
Pentair Ltd.	784	58,275
Ryder System, Inc.	818	58,233
Air Lease Corp. — Class A	1,849	58,207
IDEX Corp.	806	58,040
RR Donnelley & Sons Co.	3,125	57,719
Fluor Corp.	753	57,198
Clean Harbors, Inc.*	1,016	56,977
J.B. Hunt Transport Services, Inc.	758	56,888
Danaher Corp.	764	56,834
Eaton Corporation plc	777	56,791
Emerson Electric Co.	859	56,642
URS Corp.	1,125	56,475
Flowserve Corp.	780	56,417
Joy Global, Inc.	1,067	56,327
Illinois Tool Works, Inc.	714	56,313
AMETEK, Inc.	1,139	56,289

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Industrials - 11.9% (continued)
Rollins, Inc.	1,945	$56,055
Carlisle Companies, Inc.	752	56,047
IHS, Inc. — Class A*	494	56,025
Colfax Corp.*	929	55,972
Con-way, Inc.	1,453	55,897
Verisk Analytics, Inc. — Class A*	875	55,878
Xylem, Inc.	1,674	55,845
3M Co.	435	55,763
Donaldson Company, Inc.	1,349	55,660
Deere & Co.	647	55,616
CSX Corp.	2,063	55,515
Lincoln Electric Holdings, Inc.	801	55,429
Stanley Black & Decker, Inc.	716	55,418
PACCAR, Inc.	987	55,272
ITT Corp.	1,349	55,242
Pall Corp.	688	55,109
Genesee & Wyoming, Inc. — Class A*	610	55,107
Copart, Inc.*	1,607	55,088
Republic Services, Inc. — Class A	1,716	54,963
Waste Management, Inc.	1,314	54,899
FedEx Corp.	411	54,795
Nordson Corp.	790	54,763
Chicago Bridge & Iron Company N.V.	730	54,743
Crane Co.	866	54,697
WESCO International, Inc.*	659	54,671
Expeditors International of Washington, Inc.	1,337	54,630
Towers Watson & Co. — Class A	466	54,485
Snap-on, Inc.	544	54,482
Harsco Corp.	2,141	54,360
Cummins, Inc.	428	54,347
Waste Connections, Inc.	1,328	54,289
Dover Corp.	626	54,187
Parker Hannifin Corp.	476	53,964
WW Grainger, Inc.	228	53,461
United Parcel Service, Inc. — Class B	560	53,329
B/E Aerospace, Inc.*	671	53,324
General Electric Co.	2,112	53,075
HD Supply Holdings, Inc.	2,471	53,052
Manpowergroup, Inc.	680	52,972
AGCO Corp.	992	52,903
Boeing Co.	420	52,609
Triumph Group, Inc.	766	52,410
Graco, Inc.	754	52,395
Iron Mountain, Inc.	1,978	52,239
Kansas City Southern	486	51,317
AO Smith Corp.	1,074	50,714
Kennametal, Inc.	1,154	50,014
Copa Holdings S.A. — Class A	365	47,706
Fortune Brands Home & Security, Inc.	1,023	46,096
Hertz Global Holdings, Inc.*	1,712	44,546
Avis Budget Group, Inc.*	1,174	44,272
Navistar International Corp.*	1,426	43,949
ADT Corp.	1,445	43,408
AMERCO*	193	42,987
KAR Auction Services, Inc.	1,497	41,647
WABCO Holdings, Inc.*	470	40,523
Nielsen Holdings N.V.	954	40,345
Equifax, Inc.	504	35,310
Dun & Bradstreet Corp.	294	32,340
Total Industrials		8,452,123
Energy - 11.1%
ONEOK, Inc.	2,178	149,171
Energen Corp.	1,937	136,985
Ultra Petroleum Corp.*,1	5,164	123,678
Cabot Oil & Gas Corp.	2,908	116,262
SandRidge Energy, Inc.*,1	18,870	116,051
Williams Companies, Inc.	2,827	114,465
Helmerich & Payne, Inc.	1,289	113,484
Spectra Energy Corp.	3,156	113,458
Valero Energy Corp.	2,217	113,289
Nabors Industries Ltd.	6,605	112,813
Equities Corp.	1,213	112,579
Range Resources Corp.	1,306	112,564
Baker Hughes, Inc.	1,978	112,034
Newfield Exploration Co.*	4,499	111,440
Gulfport Energy Corp.*	1,827	111,356
Cobalt International Energy, Inc.*	6,795	111,234
Cheniere Energy, Inc.*	2,521	110,773
Patterson-UTI Energy, Inc.	4,302	110,518
Southwestern Energy Co.*	2,700	109,863
Golar LNG Ltd.[1]	3,065	108,838
Continental Resources, Inc.*	980	107,996
EOG Resources, Inc.	652	107,736
McDermott International, Inc.*	12,828	106,986
Schlumberger Ltd.	1,218	106,660
SM Energy Co.	1,288	106,595
Cameron International Corp.*	1,775	106,447
Chesapeake Energy Corp.	3,952	106,348
Anadarko Petroleum Corp.	1,317	106,269
Kinder Morgan, Inc.	3,116	105,975
Marathon Petroleum Corp.	1,210	105,331
QEP Resources, Inc.	3,405	105,180
Phillips 66	1,435	104,884
World Fuel Services Corp.	2,454	104,835
Denbury Resources, Inc.*	6,514	104,680
Antero Resources Corp.*	1,782	104,675
CONSOL Energy, Inc.	2,783	103,945
Halliburton Co.	2,111	103,460
Devon Energy Corp.	1,746	103,398
Unit Corp.*	2,067	103,288
Dresser-Rand Group, Inc.*	1,800	102,600
Cimarex Energy Co.	1,043	102,193
Laredo Petroleum, Inc.*	4,104	101,533
HollyFrontier Corp.	2,187	101,258
Occidental Petroleum Corp.	1,155	101,143
RPC, Inc.[1]	5,912	100,681
Whiting Petroleum Corp.*	1,724	100,647
Kosmos Energy Ltd.*	9,708	100,381
Concho Resources, Inc.*	1,024	100,137
National Oilwell Varco, Inc.	1,333	99,988
WPX Energy, Inc.*	5,245	99,917
Exxon Mobil Corp.	1,077	99,256
Hess Corp.	1,310	98,892

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Energy - 11.1% (continued)
Superior Energy Services, Inc.*	4,152	$98,153
Marathon Oil Corp.	2,989	98,009
Apache Corp.	1,221	97,997
ConocoPhillips	1,508	97,945
Chevron Corp.	877	97,900
CVR Energy, Inc.	2,638	97,843
FMC Technologies, Inc.*	1,959	96,853
Pioneer Natural Resources Co.	571	96,682
Oil States International, Inc.*	1,029	96,675
Peabody Energy Corp.	5,652	96,367
Rowan Companies plc — Class A*	3,064	96,118
Noble Energy, Inc.	1,541	96,051
Dril-Quip, Inc.*	955	96,035
Oasis Petroleum, Inc.*	2,292	95,829
Atwood Oceanics, Inc.*	2,021	95,795
Tesoro Corp.	1,828	94,179
Murphy Oil Corp.	1,650	93,407
Seadrill Ltd.	2,612	93,275
Frank's International N.V.	3,919	91,861
Oceaneering International, Inc.	1,327	90,435
Diamond Offshore Drilling, Inc.	1,857	90,139
PBF Energy, Inc. — Class A1	3,453	89,536
Teekay Corp.	1,304	70,638
Tidewater, Inc.	1,025	53,146
Total Energy		7,855,037
Consumer Staples - 10.9%
Beam, Inc.	2,329	194,005
Tyson Foods, Inc. — Class A	4,649	173,872
Hillshire Brands Co.	4,804	171,117
Constellation Brands, Inc. — Class A*	2,197	168,443
WhiteWave Foods Co. — Class A*	6,944	168,113
Green Mountain Coffee Roasters, Inc.*	2,063	167,102
Monster Beverage Corp.*	2,432	165,132
Kimberly-Clark Corp.	1,500	164,054
Hershey Co.	1,638	162,816
Brown-Forman Corp. — Class B	2,106	162,161
Coca-Cola Enterprises, Inc.	3,710	160,605
Hormel Foods Corp.	3,491	158,630
Walgreen Co.	2,741	157,195
CVS Caremark Corp.	2,307	156,229
Dr Pepper Snapple Group, Inc.	3,256	155,896
ConAgra Foods, Inc.	4,897	155,675
Pinnacle Foods, Inc.	5,765	155,654
PepsiCo, Inc.	1,916	153,969
Kraft Foods Group, Inc.	2,940	153,908
Reynolds American, Inc.	3,172	153,841
Lorillard, Inc.	3,115	153,319
Church & Dwight Company, Inc.	2,356	152,150
Molson Coors Brewing Co. — Class B	2,866	150,866
Sysco Corp.	4,279	150,107
General Mills, Inc.	3,109	149,294
Coca-Cola Co.	3,943	149,124
Sprouts Farmers Market, Inc.*	4,160	148,678
Mondelez International, Inc. — Class A	4,539	148,652
Campbell Soup Co.	3,607	148,644
Colgate-Palmolive Co.	2,425	148,483
Safeway, Inc.	4,748	148,328
Kellogg Co.	2,555	148,139
Clorox Co.	1,671	147,499
Flowers Foods, Inc.	7,039	147,467
JM Smucker Co.	1,525	146,995
Ingredion, Inc.	2,356	146,779
Archer-Daniels-Midland Co.	3,717	146,747
McCormick & Company, Inc.	2,285	146,651
Dean Foods Co.*	9,264	146,371
Procter & Gamble Co.	1,905	145,961
Altria Group, Inc.	4,116	144,966
Bunge Ltd.	1,894	143,489
Mead Johnson Nutrition Co. — Class A	1,858	142,862
Philip Morris International, Inc.	1,821	142,293
Whole Foods Market, Inc.	2,690	140,579
Kroger Co.	3,870	139,707
Fresh Market, Inc.*	3,915	136,868
Energizer Holdings, Inc.	1,448	136,836
Herbalife Ltd.[1]	2,035	130,993
Wal-Mart Stores, Inc.	557	41,597
Costco Wholesale Corp.	366	41,124
Estee Lauder Companies, Inc. — Class A	592	40,694
Coty, Inc. — Class A	2,859	38,568
Avon Products, Inc.	2,545	37,895
Nu Skin Enterprises, Inc. — Class A	327	27,844
Total Consumer Staples		7,714,986
Consumer Discretionary - 10.2%
GNC Holdings, Inc. — Class A	2,669	136,413
Groupon, Inc. — Class A*	6,076	63,555
Allison Transmission Holdings, Inc.	2,108	60,563
Under Armour, Inc. — Class A*	509	55,028
Apollo Education Group, Inc. — Class A*	1,673	54,021
Harman International Industries, Inc.	519	53,680
DR Horton, Inc.	2,277	53,464
Wynn Resorts Ltd.	236	51,311
Tesla Motors, Inc.*	282	51,158
NVR, Inc.*	44	50,750
Burger King Worldwide, Inc.	2,021	49,191
Lennar Corp. — Class A	1,223	49,116
PulteGroup, Inc.	2,390	48,565
Lions Gate Entertainment Corp.	1,500	48,495
Royal Caribbean Cruises Ltd.	974	48,310
Abercrombie & Fitch Co. — Class A	1,358	48,046
Comcast Corp. — Class A	878	47,807
SeaWorld Entertainment, Inc.	1,468	47,593
Toll Brothers, Inc.*	1,289	47,371
MGM Resorts International*	1,938	47,210
Netflix, Inc.*	115	47,073
Norwegian Cruise Line Holdings Ltd.*	1,340	46,927
H&R Block, Inc.	1,539	46,786
Wendy's Co.	5,157	46,774

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Discretionary - 10.2% (continued)
Cabela's, Inc.*	695	$46,468
Chipotle Mexican Grill, Inc. — Class A*	84	46,365
Carnival Corp.	1,178	46,166
AutoZone, Inc.*	93	46,041
DIRECTV*	659	45,754
Brinker International, Inc.	946	45,749
DeVry Education Group, Inc.	1,265	45,717
Advance Auto Parts, Inc.	397	45,580
HomeAway, Inc.*	1,114	45,518
Madison Square Garden Co. — Class A*	784	45,496
Taylor Morrison Home Corp. — Class A*	2,151	45,494
Charter Communications, Inc. — Class A*	331	45,347
Marriott International, Inc. — Class A	919	45,307
Signet Jewelers Ltd.	568	45,184
Sirius XM Holdings, Inc.*	12,610	45,144
Hanesbrands, Inc.	634	45,103
Goodyear Tire & Rubber Co.	1,895	44,836
Omnicom Group, Inc.	617	44,782
Jarden Corp.*	740	44,733
Extended Stay America, Inc.	1,756	44,690
Gannett Company, Inc.	1,620	44,599
Visteon Corp.*	548	44,393
John Wiley & Sons, Inc. — Class A	819	44,341
Macy's, Inc.	833	44,316
O'Reilly Automotive, Inc.*	338	44,271
Walt Disney Co.	609	44,219
DISH Network Corp. — Class A*	783	44,146
Choice Hotels International, Inc.	907	44,017
Leggett & Platt, Inc.	1,466	44,009
Genuine Parts Co.	535	44,004
Six Flags Entertainment Corp.	1,226	44,001
Starz — Class A*	1,570	43,929
AMC Networks, Inc. — Class A*	681	43,884
Delphi Automotive plc	720	43,841
Mohawk Industries, Inc.*	308	43,791
Service Corporation International	2,471	43,737
Regal Entertainment Group — Class A	2,242	43,719
Domino's Pizza, Inc.	619	43,708
DreamWorks Animation SKG, Inc. — Class A*	1,293	43,626
Wyndham Worldwide Corp.	612	43,415
Hyatt Hotels Corp. — Class A*	908	43,393
Graham Holdings Co. — Class B	69	43,198
Time Warner Cable, Inc.	324	43,179
Panera Bread Co. — Class A*	255	43,113
CBS Corp. — Class B	733	43,042
Viacom, Inc. — Class B	524	43,020
Urban Outfitters, Inc.*	1,201	43,020
AutoNation, Inc.*	870	42,969
McDonald's Corp.	456	42,942
Interpublic Group of Companies, Inc.	2,631	42,938
Dunkin' Brands Group, Inc.	922	42,901
The Gap, Inc.	1,126	42,878
VF Corp.	732	42,785
Newell Rubbermaid, Inc.	1,384	42,766
Lowe's Companies, Inc.	923	42,726
Las Vegas Sands Corp.	557	42,622
Foot Locker, Inc.	1,102	42,537
Starwood Hotels & Resorts Worldwide, Inc.	568	42,435
Bally Technologies, Inc.*	578	42,379
Priceline.com, Inc.*	37	42,361
Liberty Ventures*	365	42,340
Sally Beauty Holdings, Inc.*	1,490	42,286
Expedia, Inc.	649	42,172
Home Depot, Inc.	548	42,114
Cablevision Systems Corp. — Class A	2,624	42,089
TRW Automotive Holdings Corp.*	567	42,043
Family Dollar Stores, Inc.	676	41,790
Clear Channel Outdoor Holdings, Inc. — Class A	4,417	41,741
BorgWarner, Inc.	777	41,725
Twenty-First Century Fox, Inc. — Class A	1,310	41,684
Garmin Ltd.	925	41,671
Tempur Sealy International, Inc.*	845	41,650
Lamar Advertising Co. — Class A*	853	41,507
Gentex Corp.	1,281	41,492
Michael Kors Holdings Ltd.*	519	41,484
Thor Industries, Inc.	807	41,456
Liberty Interactive Corp. — Class A*	1,551	41,427
Nordstrom, Inc.	720	41,364
Carter's, Inc.	613	41,224
Time Warner, Inc.	654	41,091
Liberty Global plc — Class A*	514	41,084
TripAdvisor, Inc.*	532	41,065
Hasbro, Inc.	836	41,064
Dollar General Corp.*	729	41,057
Discovery Communications, Inc. — Class A*	514	41,007
American Eagle Outfitters, Inc.	3,030	40,996
Dick's Sporting Goods, Inc.	779	40,898
NIKE, Inc. — Class B	561	40,869
Dillard's, Inc. — Class A	468	40,856
Ascena Retail Group, Inc.*	2,175	40,803
Darden Restaurants, Inc.	823	40,689
Ross Stores, Inc.	598	40,610
zulily, Inc. — Class A	1,020	40,545
Deckers Outdoor Corp.*	520	40,534
Williams-Sonoma, Inc.	741	40,399
Ulta Salon Cosmetics & Fragrance, Inc.*	470	40,284
TJX Companies, Inc.	702	40,267
Starbucks Corp.	566	40,254
Yum! Brands, Inc.	599	40,223
Aaron's, Inc.	1,487	39,985
Kohl's Corp.	789	39,947
Fossil Group, Inc.*	357	39,923
Amazon.com, Inc.*	111	39,815
Polaris Industries, Inc.	317	39,688

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Consumer Discretionary - 10.2% (continued)
Tiffany & Co.	477	$39,682
PVH Corp.	328	39,645
News Corp. — Class A*	2,482	39,613
Harley-Davidson, Inc.	641	39,543
Target Corp.	698	39,535
CST Brands, Inc.	1,237	39,497
Murphy USA, Inc.*	1,018	39,437
Guess?, Inc.	1,404	39,382
Liberty Media Corp. — Class A*	297	39,082
Dollar Tree, Inc.*	773	39,052
Tractor Supply Co.	587	39,041
DSW, Inc. — Class A	1,030	38,780
Cinemark Holdings, Inc.	1,323	38,777
Ralph Lauren Corp. — Class A	247	38,752
Johnson Controls, Inc.	839	38,695
Chico's FAS, Inc.	2,331	38,695
Ford Motor Co.	2,579	38,582
Scripps Networks Interactive, Inc. — Class A	529	38,363
PetSmart, Inc.	603	37,989
Whirlpool Corp.	284	37,857
Lear Corp.	521	37,684
CarMax, Inc.*	832	37,532
General Motors Co.*	1,037	37,415
Coach, Inc.	779	37,306
Big Lots, Inc.*	1,391	37,265
Staples, Inc.	2,829	37,230
L Brands, Inc.	709	37,123
International Game Technology	2,532	36,537
Mattel, Inc.	963	36,440
Weight Watchers International, Inc.[1]	1,345	36,355
Penn National Gaming, Inc.*	3,094	36,293
Tupperware Brands Corp.	460	36,046
Bed Bath & Beyond, Inc.*	560	35,756
LKQ Corp.*	1,316	35,624
Sears Holdings Corp.*	969	35,243
Morningstar, Inc.	432	33,350
Thomson Reuters Corp.	917	33,067
JC Penney Company, Inc.*,1	5,251	31,086
GameStop Corp. — Class A	879	30,827
Best Buy Company, Inc.	1,045	24,599
Total Consumer Discretionary		7,235,840
Financials - 10.2%
Crown Castle International Corp.*	905	64,219
McGraw Hill Financial, Inc.	591	44,940
Fidelity National Financial, Inc. — Class A	1,382	43,588
LPL Financial Holdings, Inc.	762	40,790
Signature Bank*	324	39,547
Jones Lang LaSalle, Inc.	343	39,191
Howard Hughes Corp.*	306	38,180
Extra Space Storage, Inc.	823	37,578
Alexandria Real Estate Equities, Inc.	534	37,449
Douglas Emmett, Inc.	1,469	37,357
Digital Realty Trust, Inc.	732	37,325
Ventas, Inc.	598	37,309
Bank of America Corp.	2,227	37,302
SVB Financial Group*	332	37,260
Healthcare Trust of America, Inc. — Class A	3,439	36,900
Essex Property Trust, Inc.	232	36,742
Corporate Office Properties Trust	1,478	36,728
Equity Lifestyle Properties, Inc.	934	36,716
Apartment Investment & Management Co. — Class A	1,311	36,669
Duke Realty Corp.	2,332	36,636
Starwood Property Trust, Inc.	1,210	36,542
Federal Realty Investment Trust	335	36,515
HCP, Inc.	931	36,449
Camden Property Trust	589	36,412
Health Care REIT, Inc.	628	36,374
National Retail Properties, Inc.	1,095	36,354
Rayonier, Inc.	821	36,337
E*TRADE Financial Corp.*	1,813	36,296
Equity Residential	655	36,274
TD Ameritrade Holding Corp.	1,159	36,219
PNC Financial Services Group, Inc.	453	36,186
American Campus Communities, Inc.	1,041	36,185
Hatteras Financial Corp.	2,017	36,185
Two Harbors Investment Corp.	3,679	36,165
CommonWealth REIT	1,471	36,157
Spirit Realty Capital, Inc.	3,411	36,157
American Capital Ltd.*	2,316	36,153
Mid-America Apartment Communities, Inc.	560	36,142
Regions Financial Corp.	3,551	36,114
Boston Properties, Inc.	334	36,102
Annaly Capital Management, Inc.	3,351	36,090
Prologis, Inc.	931	36,086
BioMed Realty Trust, Inc.	1,846	36,015
Brandywine Realty Trust	2,527	36,010
CBRE Group, Inc. — Class A*	1,354	35,935
Liberty Property Trust	987	35,927
Brown & Brown, Inc.	1,139	35,867
American Capital Agency Corp.	1,712	35,866
Kilroy Realty Corp.	679	35,851
American Tower Corp. — Class A	443	35,830
BRE Properties, Inc.	606	35,815
Omega Healthcare Investors, Inc.	1,118	35,709
BB&T Corp.	953	35,652
Public Storage	226	35,615
SunTrust Banks, Inc.	959	35,502
Weingarten Realty Investors	1,224	35,484
Regency Centers Corp.	737	35,479
Tanger Factory Outlet Centers, Inc.	1,062	35,450
AvalonBay Communities, Inc.	287	35,445
First Horizon National Corp.	3,013	35,433
Northern Trust Corp.	588	35,409
Realty Income Corp.	867	35,356
Post Properties, Inc.	752	35,291
Fifth Third Bancorp	1,678	35,272
Vornado Realty Trust	384	35,263
American Homes 4 Rent — Class A	2,114	35,262

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financials - 10.2% (continued)
DDR Corp.	2,249	$35,242
UDR, Inc.	1,447	35,220
Wells Fargo & Co.	776	35,184
Raymond James Financial, Inc.	691	35,179
Home Properties, Inc.	631	35,178
Kimco Realty Corp.	1,682	35,171
SL Green Realty Corp.	375	35,164
Waddell & Reed Financial, Inc. — Class A	541	35,068
Corrections Corporation of America	1,044	35,047
Cullen/Frost Bankers, Inc.	473	35,011
Retail Properties of America, Inc. — Class A	2,647	34,914
Piedmont Office Realty Trust, Inc. — Class A	2,093	34,890
Brixmor Property Group, Inc.	1,683	34,804
Zions Bancorporation	1,204	34,615
TCF Financial Corp.	2,149	34,599
BOK Financial Corp.	538	34,572
Ares Capital Corp.	1,946	34,464
Simon Property Group, Inc.	222	34,374
Artisan Partners Asset Management, Inc. — Class A	542	34,374
Arthur J Gallagher & Co.	743	34,349
MFA Financial, Inc.	4,709	34,329
U.S. Bancorp	864	34,327
First Citizens BancShares, Inc. — Class A	155	34,292
Chimera Investment Corp.	10,976	34,245
Assurant, Inc.	524	34,243
Moody's Corp.	459	34,232
American Express Co.	402	34,178
Protective Life Corp.	697	34,160
StanCorp Financial Group, Inc.	530	34,053
Comerica, Inc.	743	34,029
Discover Financial Services	634	34,014
SEI Investments Co.	998	33,992
Senior Housing Properties Trust	1,509	33,983
PartnerRe Ltd.	346	33,967
Charles Schwab Corp.	1,365	33,879
St. Joe Co.*	1,883	33,838
MSCI, Inc. — Class A*	792	33,834
Host Hotels & Resorts, Inc.	1,836	33,764
Erie Indemnity Co. — Class A	481	33,752
American Financial Group, Inc.	614	33,721
Taubman Centers, Inc.	518	33,680
Reinsurance Group of America, Inc. — Class A	451	33,676
Legg Mason, Inc.	795	33,668
RenaissanceRe Holdings Ltd.	371	33,653
BlackRock, Inc. — Class A	112	33,653
General Growth Properties, Inc.	1,669	33,614
Lazard Ltd. — Class A	786	33,609
CBOE Holdings, Inc.	646	33,605
JPMorgan Chase & Co.	607	33,604
New York Community Bancorp, Inc.	2,073	33,562
Weyerhaeuser Co.	1,123	33,555
Leucadia National Corp.	1,227	33,534
MBIA, Inc.*	3,065	33,531
Genworth Financial, Inc. — Class A*	2,272	33,512
Hudson City Bancorp, Inc.	3,691	33,367
Torchmark Corp.	444	33,367
Commerce Bancshares, Inc.	767	33,341
Bank of Hawaii Corp.	587	33,330
Federated Investors, Inc. — Class B	1,239	33,317
East West Bancorp, Inc.	994	33,259
T. Rowe Price Group, Inc.	424	33,259
Capital One Financial Corp.	471	33,257
Berkshire Hathaway, Inc. — Class B*	298	33,257
Aon plc	413	33,230
Allstate Corp.	648	33,178
Valley National Bancorp[1]	3,422	33,159
Everest Re Group Ltd.	229	33,150
M&T Bank Corp.	297	33,118
Aspen Insurance Holdings Ltd.	851	33,104
Affiliated Managers Group, Inc.*	166	33,074
Axis Capital Holdings Ltd.	734	33,045
Synovus Financial Corp.	9,856	33,018
KeyCorp	2,585	32,985
ProAssurance Corp.	709	32,940
Forest City Enterprises, Inc. — Class A*	1,810	32,924
Bank of New York Mellon Corp.	1,029	32,887
Ameriprise Financial, Inc.	311	32,854
American International Group, Inc.	685	32,853
People's United Financial, Inc.	2,311	32,839
NASDAQ OMX Group, Inc.	860	32,809
Associated Banc-Corp.	1,992	32,808
TFS Financial Corp.	2,855	32,775
Realogy Holdings Corp.*	719	32,765
White Mountains Insurance Group Ltd.	58	32,753
Marsh & McLennan Companies, Inc.	716	32,728
Morgan Stanley	1,108	32,697
Old Republic International Corp.	2,092	32,677
MetLife, Inc.	666	32,667
Huntington Bancshares, Inc.	3,600	32,652
Hospitality Properties Trust	1,270	32,639
Invesco Ltd.	981	32,618
Macerich Co.	576	32,602
State Street Corp.	486	32,538
BankUnited, Inc.	1,045	32,500
Goldman Sachs Group, Inc.	198	32,496
CNA Financial Corp.	827	32,485
Fulton Financial Corp.	2,629	32,468
Loews Corp.	728	32,462
Lincoln National Corp.	675	32,420
Prudential Financial, Inc.	384	32,406
CapitalSource, Inc.	2,359	32,389
CBL & Associates Properties, Inc.	1,904	32,349
Markel Corp.*	60	32,348
XL Group plc — Class A	1,125	32,333
Hanover Insurance Group, Inc.	582	32,318

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Financials - 10.2% (continued)
WP Carey, Inc.	547	$32,317
Cincinnati Financial Corp.	667	32,316
Franklin Resources, Inc.	621	32,298
ING US, Inc.	954	32,217
First Republic Bank	663	32,175
Aflac, Inc.	512	32,143
Plum Creek Timber Company, Inc.	746	32,130
Hartford Financial Services Group, Inc.	966	32,120
Allied World Assurance Company Holdings AG	312	32,111
Mack-Cali Realty Corp.	1,587	32,105
ACE Ltd.	342	32,083
Mercury General Corp.	699	32,035
Alleghany Corp.*	86	32,020
Unum Group	993	31,975
Arch Capital Group Ltd.	594	31,963
American National Insurance Co.	307	31,928
HCC Insurance Holdings, Inc.	744	31,925
Washington Federal, Inc.	1,459	31,923
Popular, Inc.*	1,205	31,812
Travelers Companies, Inc.	391	31,780
City National Corp.	439	31,762
IntercontinentalExchange Group, Inc.	152	31,736
Assured Guaranty Ltd.	1,499	31,704
Citigroup, Inc.	667	31,636
Validus Holdings Ltd.	880	31,610
Endurance Specialty Holdings Ltd.	602	31,539
CIT Group, Inc.	674	31,375
Eaton Vance Corp.	823	31,332
WR Berkley Corp.	802	31,086
Principal Financial Group, Inc.	710	30,935
Chubb Corp.	365	30,857
Kemper Corp.	832	30,576
CME Group, Inc. — Class A	408	30,502
SLM Corp.	1,322	30,089
Progressive Corp.	1,292	30,026
Interactive Brokers Group, Inc. — Class A	1,401	29,701
First Niagara Financial Group, Inc.	3,168	27,372
Ocwen Financial Corp.*	612	27,014
Gaming and Leisure Properties, Inc.*	681	23,631
Nationstar Mortgage Holdings, Inc.*	828	23,167
Total Financials		7,207,205
Materials - 9.3%
Royal Gold, Inc.	2,353	131,627
Alcoa, Inc.	11,037	127,036
Domtar Corp.	1,179	126,636
Martin Marietta Materials, Inc.	1,126	122,745
Vulcan Materials Co.	1,895	116,978
Tahoe Resources, Inc.*	6,528	116,198
Dow Chemical Co.	2,537	115,459
Eagle Materials, Inc.	1,465	115,369
Southern Copper Corp.	4,086	114,326
Westlake Chemical Corp.	932	113,275
Eastman Chemical Co.	1,446	112,730
Packaging Corporation of America	1,744	112,662
Sigma-Aldrich Corp.	1,196	111,192
Sherwin-Williams Co.	604	110,689
International Flavors & Fragrances, Inc.	1,274	110,430
NewMarket Corp.	329	110,169
Compass Minerals International, Inc.	1,394	109,596
Ball Corp.	2,136	109,342
WR Grace & Co.*	1,154	108,845
LyondellBasell Industries N.V. — Class A	1,379	108,610
Rock-Tenn Co. — Class A	1,067	108,279
Sonoco Products Co.	2,616	108,250
Cytec Industries, Inc.	1,200	107,964
Valspar Corp.	1,536	107,950
CF Industries Holdings, Inc.	466	107,581
MeadWestvaco Corp.	2,978	107,416
Mosaic Co.	2,405	107,407
EI du Pont de Nemours & Co.	1,750	106,768
Praxair, Inc.	855	106,636
RPM International, Inc.	2,685	106,514
PPG Industries, Inc.	583	106,316
Cabot Corp.	2,183	106,247
Ashland, Inc.	1,142	105,989
AptarGroup, Inc.	1,661	105,972
International Paper Co.	2,214	105,696
Greif, Inc. — Class A	2,084	105,513
Ecolab, Inc.	1,049	105,466
Sealed Air Corp.	3,374	105,235
Air Products & Chemicals, Inc.	997	104,825
Silgan Holdings, Inc.	2,284	104,676
Scotts Miracle-Gro Co. — Class A	1,760	104,526
Bemis Company, Inc.	2,713	104,478
Carpenter Technology Corp.	1,783	103,610
FMC Corp.	1,466	103,544
Reliance Steel & Aluminum Co.	1,477	103,316
United States Steel Corp.	3,943	102,952
Airgas, Inc.	996	102,827
Rockwood Holdings, Inc.	1,498	102,658
Allegheny Technologies, Inc.	3,265	102,652
Kronos Worldwide, Inc.	6,568	101,673
Crown Holdings, Inc.*	2,472	101,599
Monsanto Co.	952	101,436
Owens-Illinois, Inc.*	3,141	100,638
Nucor Corp.	2,078	100,471
Newmont Mining Corp.	4,632	100,051
Albemarle Corp.	1,557	99,928
Huntsman Corp.	4,546	99,648
Freeport-McMoRan Copper & Gold, Inc.	3,068	99,434
Celanese Corp. — Class A	1,955	99,001
Steel Dynamics, Inc.	5,652	93,258
Cliffs Natural Resources, Inc.[1]	4,479	86,534
Avery Dennison Corp.	1,163	57,301
Total Materials		6,606,149

Guggenheim Russell 1000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Utilities - 8.5%
ITC Holdings Corp.	1,388	$143,658
NextEra Energy, Inc.	1,555	142,951
NiSource, Inc.	4,136	142,154
MDU Resources Group, Inc.	4,377	140,239
UGI Corp.	3,223	139,846
National Fuel Gas Co.	1,854	139,717
Atmos Energy Corp.	2,897	139,085
Ameren Corp.	3,644	137,889
American Electric Power Company, Inc.	2,804	136,863
Dominion Resources, Inc.	2,011	136,567
Sempra Energy	1,472	136,469
Vectren Corp.	3,716	135,708
Edison International	2,815	135,570
Northeast Utilities	3,095	135,561
CMS Energy Corp.	4,857	134,976
Westar Energy, Inc.	4,063	134,770
Wisconsin Energy Corp.	3,149	134,368
Exelon Corp.	4,633	134,357
Public Service Enterprise Group, Inc.	4,027	134,260
DTE Energy Co.	1,968	134,257
Pepco Holdings, Inc.	6,903	134,125
PPL Corp.	4,386	134,080
Xcel Energy, Inc.	4,610	133,275
PG&E Corp.	3,161	133,236
Duke Energy Corp.	1,879	132,695
AGL Resources, Inc.	2,776	132,637
American Water Works Company, Inc.	3,099	131,924
Questar Corp.	5,639	131,501
Southern Co.	3,187	131,432
Aqua America, Inc.	5,485	131,366
Entergy Corp.	2,084	131,355
CenterPoint Energy, Inc.	5,612	131,321
Great Plains Energy, Inc.	5,315	131,174
Hawaiian Electric Industries, Inc.	5,018	130,568
OGE Energy Corp.	3,829	130,454
SCANA Corp.	2,756	130,276
Integrys Energy Group, Inc.	2,396	130,199
Alliant Energy Corp.	2,498	129,796
AES Corp.	9,216	129,577
NRG Energy, Inc.	4,610	128,389
Pinnacle West Capital Corp.	2,429	127,838
Calpine Corp.*	6,730	127,735
Consolidated Edison, Inc.	2,346	127,646
FirstEnergy Corp.	4,022	126,653
TECO Energy, Inc.	7,629	124,963
Total Utilities		6,013,480
Telecommunication Services - 2.3%
T-Mobile US, Inc.	4,815	147,195
United States Cellular Corp.	3,129	138,583
Telephone & Data Systems, Inc.	5,112	138,126
Level 3 Communications, Inc.*	4,185	134,339
Verizon Communications, Inc.	2,701	129,702
tw telecom, Inc. — Class A*	4,374	128,858
AT&T, Inc.	3,795	126,449
Frontier Communications Corp.	26,876	126,317
Sprint Corp.*	14,665	121,280
Windstream Holdings, Inc.[1]	15,899	118,925
CenturyLink, Inc.	4,086	117,922
Intelsat S.A.	5,853	116,943
SBA Communications Corp. — Class A*	762	70,676
Total Telecommunication Services		1,615,315
Total Common Stocks
(Cost $56,642,841)		70,394,860
RIGHTS†† - 0.0%
Community Health Systems, Inc.	5,961	238
Total Health Care
(Cost $281)		238
EXCHANGE TRADED FUNDS† - 0.5%
iShares Russell 1000 ETF	3,300	329,438
Total Exchange Traded Funds
(Cost $331,963)		329,438
SHORT TERM INVESTMENTS† - 0.5%
Federated U.S. Treasury Cash Reserve Fund	359,726	359,726
Total Short Term Investments
(Cost $359,726)		359,726

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 1.9%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$688,980	688,980
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	474,776	474,776
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	211,994	211,994
Total Securities Lending Collateral
(Cost $1,375,750)		1,375,750
Total Investments - 102.4%
(Cost $58,710,561)		$72,460,012
Other Assets & Liabilities, net - (2.4)%		(1,682,379)
Total Net Assets - 100.0%		$70,777,633

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3%
Industrials - 13.7%
Pike Corp.*	5,082	$53,564
West Corp.	1,996	46,148
Pendrell Corp.*	28,912	42,212
EnerNOC, Inc.*	1,872	41,933
Capstone Turbine Corp.*	25,696	41,628
PowerSecure International, Inc.*	1,914	36,940
Patrick Industries, Inc.*	998	35,928
Ameresco, Inc. — Class A*	3,448	33,997
Acuity Brands, Inc.	265	33,666
USG Corp.*	1,091	33,385
Builders FirstSource, Inc.*	4,024	32,393
FuelCell Energy, Inc.*,1	22,598	32,315
PGT, Inc.*	2,914	31,122
Quanex Building Products Corp.	1,589	30,112
Universal Forest Products, Inc.	569	29,901
Global Brass & Copper Holdings, Inc.	1,690	29,220
NCI Building Systems, Inc.*	1,582	29,172
Nortek, Inc.*	386	29,031
Gibraltar Industries, Inc.*	1,620	28,933
Interface, Inc. — Class A	1,374	28,785
Rexnord Corp.*	1,107	28,760
Watsco, Inc.	300	28,386
Mueller Industries, Inc.	456	28,381
Mueller Water Products, Inc. — Class A	3,268	28,366
AAON, Inc.	932	27,643
Northwest Pipe Co.*	782	27,433
Dynamic Materials Corp.	1,256	27,418
Griffon Corp.	2,178	27,356
Apogee Enterprises, Inc.	807	27,277
Beacon Roofing Supply, Inc.*	714	26,982
RBC Bearings, Inc.*	416	26,973
LSI Industries, Inc.	3,157	26,645
Trex Company, Inc.*	376	26,444
Stock Building Supply Holdings, Inc.*	1,517	26,441
Insteel Industries, Inc.	1,412	26,306
Ampco-Pittsburgh Corp.	1,472	26,216
Aceto Corp.	1,229	26,202
LB Foster Co. — Class A	601	25,879
Simpson Manufacturing Company, Inc.	786	25,624
Polypore International, Inc.*	761	25,227
Comfort Systems USA, Inc.	1,468	25,015
NN, Inc.	1,405	24,854
CLARCOR, Inc.	448	24,828
YRC Worldwide, Inc.*,1	977	21,474
Ply Gem Holdings, Inc.*	1,560	20,686
EnPro Industries, Inc.*	248	17,990
Engility Holdings, Inc.*	428	16,397
Xerium Technologies, Inc.*	977	16,375
Proto Labs, Inc.*	205	16,269
Knight Transportation, Inc.	757	16,162
Meritor, Inc.*	1,464	16,075
MasTec, Inc.*	447	16,065
Mistras Group, Inc.*	682	15,932
Astronics Corp.*	263	15,931
Heartland Express, Inc.	754	15,879
Hawaiian Holdings, Inc.*	1,549	15,738
Wabash National Corp.*	1,145	15,698
Greenbrier Companies, Inc.*	427	15,667
Primoris Services Corp.	483	15,345
Furmanite Corp.*	1,310	15,301
American Railcar Industries, Inc.	310	15,165
Hub Group, Inc. — Class A*	364	15,088
John Bean Technologies Corp.	488	15,065
Swisher Hygiene, Inc.*	29,752	15,043
Commercial Vehicle Group, Inc.*	1,873	14,984
Tetra Tech, Inc.*	507	14,962
Spirit Airlines, Inc.*	319	14,961
Layne Christensen Co.*	875	14,840
Coleman Cable, Inc.	565	14,826
Team, Inc.*	350	14,816
Applied Industrial Technologies, Inc.	293	14,808
Middleby Corp.*	60	14,795
Pacer International, Inc.*	1,676	14,766
Quality Distribution, Inc.*	1,067	14,671
Esterline Technologies Corp.*	142	14,619
Wesco Aircraft Holdings, Inc.*	654	14,617
Huron Consulting Group, Inc.*	220	14,573
H&E Equipment Services, Inc.*	481	14,565
KEYW Holding Corp.*	908	14,528
Lydall, Inc.*	822	14,525
Accuride Corp.*	3,809	14,512
EMCOR Group, Inc.	341	14,496
Werner Enterprises, Inc.	556	14,489
Gorman-Rupp Co.	455	14,483
Argan, Inc.	509	14,461
Titan Machinery, Inc.*	887	14,458
SP Plus Corp.*	571	14,423
Forward Air Corp.	323	14,386
Roadrunner Transportation Systems, Inc.*	548	14,385
Lindsay Corp.	169	14,365
International Shipholding Corp.	535	14,333
Kratos Defense & Security Solutions, Inc.*	1,982	14,330
Granite Construction, Inc.	430	14,315
Aerovironment, Inc.*	480	14,314
WageWorks, Inc.*	230	14,304
Celadon Group, Inc.	688	14,297
Houston Wire & Cable Co.	1,078	14,262
Hurco Companies, Inc.	550	14,256
American Superconductor Corp.*	9,496	14,244
Saia, Inc.*	423	14,238
Ducommun, Inc.*	498	14,193
Curtiss-Wright Corp.	231	14,188
Orbital Sciences Corp.*	580	14,181
ESCO Technologies, Inc.	406	14,169
Mine Safety Appliances Co.	281	14,157
Republic Airways Holdings, Inc.*	1,441	14,136
InnerWorkings, Inc.*	1,873	14,122
JetBlue Airways Corp.*	1,612	14,121
Encore Wire Corp.	276	14,101

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrials - 13.7% (continued)
Arkansas Best Corp.	411	$14,093
Kelly Services, Inc. — Class A	587	14,076
Dycom Industries, Inc.*	505	14,054
CECO Environmental Corp.	904	14,048
Briggs & Stratton Corp.	665	14,012
API Technologies Corp.*	4,233	14,011
Manitex International, Inc.*	997	13,978
UniFirst Corp.	132	13,966
Barnes Group, Inc.	373	13,965
Teledyne Technologies, Inc.*	152	13,964
Mobile Mini, Inc.*	361	13,960
Kaman Corp.	360	13,954
Kimball International, Inc. — Class B	935	13,903
Aircastle Ltd.	736	13,903
Universal Truckload Services, Inc.	479	13,896
Consolidated Graphics, Inc.*	214	13,876
Resources Connection, Inc.	1,028	13,857
Flow International Corp.*	3,427	13,845
Astec Industries, Inc.	372	13,838
Echo Global Logistics, Inc.*	682	13,838
XPO Logistics, Inc.*,1	554	13,806
Cubic Corp.	278	13,769
Marten Transport Ltd.	719	13,711
Advisory Board Co.*	216	13,675
CDI Corp.	797	13,645
Knoll, Inc.	821	13,629
TrueBlue, Inc.*	555	13,614
EnerSys, Inc.	200	13,612
General Cable Corp.	477	13,609
Patriot Transportation Holding, Inc.*	373	13,607
Corporate Executive Board Co.	186	13,597
Tennant Co.	212	13,596
ICF International, Inc.*	403	13,565
Ultrapetrol Bahamas Ltd.*	4,082	13,552
Woodward, Inc.	316	13,541
GP Strategies Corp.*	487	13,514
Sterling Construction Company, Inc.*	1,249	13,514
MYR Group, Inc.*	539	13,513
Healthcare Services Group, Inc.	498	13,511
Deluxe Corp.	278	13,497
Taser International, Inc.*	840	13,490
Rush Enterprises, Inc. — Class A*	488	13,488
Orion Marine Group, Inc.*	1,204	13,485
Graham Corp.	377	13,463
Thermon Group Holdings, Inc.*	497	13,459
Titan International, Inc.	803	13,458
Multi-Color Corp.	374	13,449
LMI Aerospace, Inc.*	974	13,441
Insperity, Inc.	407	13,439
Park-Ohio Holdings Corp.*	281	13,432
RPX Corp.*	828	13,430
US Ecology, Inc.	374	13,374
GenCorp, Inc.*	785	13,361
Albany International Corp. — Class A	386	13,344
Miller Industries, Inc.	727	13,333
ABM Industries, Inc.	499	13,303
Hyster-Yale Materials Handling, Inc.	155	13,293
Global Power Equipment Group, Inc.	746	13,286
Costa, Inc. — Class A*	618	13,281
Altra Industrial Motion Corp.	423	13,265
Steelcase, Inc. — Class A	898	13,263
Matson, Inc.	554	13,257
Tecumseh Products Co. — Class A*	1,577	13,247
Herman Miller, Inc.	472	13,230
TRC Companies, Inc.*	1,940	13,173
Exponent, Inc.	182	13,144
Brink's Co.	415	13,131
Sparton Corp.*	471	13,127
PMFG, Inc.*	1,751	13,080
Preformed Line Products Co.	193	13,024
United Stationers, Inc.	314	13,009
Swift Transportation Co. — Class A*	596	12,993
Textainer Group Holdings Ltd.	358	12,992
Chart Industries, Inc.*	152	12,987
Navigant Consulting, Inc.*	739	12,984
VSE Corp.	294	12,968
Hardinge, Inc.	938	12,916
Standex International Corp.	227	12,912
CBIZ, Inc.*	1,499	12,891
UTI Worldwide, Inc.	822	12,873
Sun Hydraulics Corp.	351	12,829
Watts Water Technologies, Inc. — Class A	229	12,829
Erickson Air-Crane, Inc.*	664	12,828
CIRCOR International, Inc.	178	12,820
McGrath RentCorp	350	12,817
Odyssey Marine Exploration, Inc.*	6,606	12,816
Atlas Air Worldwide Holdings, Inc.*	362	12,789
Aegion Corp. — Class A*	623	12,784
HNI Corp.	372	12,763
Brady Corp. — Class A	466	12,750
Blount International, Inc.*	994	12,743
FreightCar America, Inc.	553	12,708
CAI International, Inc.*	614	12,704
Power Solutions International, Inc.*	191	12,703
Raven Industries, Inc.	338	12,658
Powell Industries, Inc.	206	12,650
GrafTech International Ltd.*	1,233	12,638
G&K Services, Inc. — Class A	226	12,631
CRA International, Inc.*	669	12,617
Casella Waste Systems, Inc. — Class A*	2,459	12,615
Korn/Ferry International*	537	12,598
Franklin Electric Company, Inc.	316	12,589
Columbus McKinnon Corp.*	509	12,582
HEICO Corp.	236	12,560
Twin Disc, Inc.	530	12,492
DXP Enterprises, Inc.*	130	12,485
Quad/Graphics, Inc.	544	12,474
Barrett Business Services, Inc.	159	12,467

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Industrials - 13.7% (continued)
On Assignment, Inc.*	420	$12,466
Kadant, Inc.	347	12,461
TriMas Corp.*	358	12,458
Alamo Group, Inc.	248	12,455
Moog, Inc. — Class A*	207	12,432
Heidrick & Struggles International, Inc.	744	12,410
ACCO Brands Corp.*	2,130	12,375
Generac Holdings, Inc.	257	12,369
Tutor Perini Corp.*	547	12,362
Cenveo, Inc.*	3,710	12,317
Kforce, Inc.	678	12,292
Actuant Corp. — Class A	358	12,251
SkyWest, Inc.	937	12,190
ExOne Co.*	259	12,189
FTI Consulting, Inc.*	328	12,159
AAR Corp.	455	12,126
Acacia Research Corp.	876	12,106
Heritage-Crystal Clean, Inc.*	723	12,016
AZZ, Inc.	287	11,999
Federal Signal Corp.*	968	11,926
Great Lakes Dredge & Dock Corp.*	1,583	11,920
Douglas Dynamics, Inc.	812	11,790
Performant Financial Corp.*	1,370	11,686
Innovative Solutions & Support, Inc.*	1,718	11,682
Ennis, Inc.	807	11,677
Vicor Corp.*	1,128	11,652
Allegiant Travel Co. — Class A	127	11,566
Schawk, Inc. — Class A	956	11,548
American Woodmark Corp.*	327	11,481
National Presto Industries, Inc.	149	11,337
Air Transport Services Group, Inc.*	1,799	11,316
Acorn Energy, Inc.	3,256	11,298
Viad Corp.	427	11,226
Franklin Covey Co.*	586	11,198
Revolution Lighting Technologies, Inc.*	3,706	11,155
American Science & Engineering, Inc.	163	11,148
ARC Document Solutions, Inc.*	1,450	10,991
TAL International Group, Inc.	254	10,930
Norcraft Companies, Inc.*	633	10,919
Energy Recovery, Inc.*	2,542	10,880
Courier Corp.	674	10,642
II-VI, Inc.*	696	10,628
DigitalGlobe, Inc.*	276	10,538
Intersections, Inc.	827	6,120
Total Industrials		4,254,776
Information Technology - 13.5%
j2 Global, Inc.	1,110	50,339
GT Advanced Technologies, Inc.*	3,749	38,502
SunPower Corp. — Class A*	1,110	35,920
Gogo, Inc.*,1	1,664	33,929
Belden, Inc.	401	25,949
Cabot Microelectronics Corp.*	609	24,555
Digimarc Corp.	613	22,424
Control4 Corp.*,1	874	20,032
Advanced Energy Industries, Inc.*	625	17,063
Vringo, Inc.*	3,804	16,319
Responsys, Inc.*	595	16,071
Datalink Corp.*	1,104	16,041
Proofpoint, Inc.*	394	15,949
Accelrys, Inc.*	1,248	15,700
Rally Software Development Corp.*	733	15,613
Maxwell Technologies, Inc.*	1,907	15,561
Angie's List, Inc.*	859	15,410
Barracuda Networks, Inc.*,1	446	15,302
Liquidity Services, Inc.*	642	15,260
Mesa Laboratories, Inc.	189	15,171
Electronics for Imaging, Inc.*	355	15,041
OSI Systems, Inc.*	258	14,946
WebMD Health Corp. — Class A*	312	14,945
Cray, Inc.*	506	14,922
Ambarella, Inc.*	464	14,862
NetScout Systems, Inc.*	419	14,799
Marketo, Inc.*	359	14,697
MTS Systems Corp.	208	14,629
Hutchinson Technology, Inc.*	3,842	14,600
NeoPhotonics Corp.*	1,987	14,585
Unwired Planet, Inc.*	8,667	14,474
Fusion-io, Inc.*	1,314	14,454
Super Micro Computer, Inc.*	699	14,371
Qualys, Inc.*	495	14,345
Callidus Software, Inc.*	965	14,157
Radisys Corp.*	4,990	14,122
BroadSoft, Inc.*	461	14,111
Rubicon Technology, Inc.*	1,281	14,053
CalAmp Corp.*	476	14,032
Veeco Instruments, Inc.*	368	13,988
Millennial Media, Inc.*	1,757	13,951
EPAM Systems, Inc.*	339	13,865
Imperva, Inc.*	252	13,860
Vocus, Inc.*	1,133	13,845
PRGX Global, Inc.*	2,075	13,820
Itron, Inc.*	342	13,810
Dice Holdings, Inc.*	1,967	13,769
Envestnet, Inc.*	322	13,766
Sykes Enterprises, Inc.*	656	13,750
Forrester Research, Inc.	366	13,740
Guidance Software, Inc.*	1,272	13,725
Littelfuse, Inc.	153	13,694
Convergys Corp.	672	13,689
Measurement Specialties, Inc.*	248	13,682
MaxLinear, Inc. — Class A*	1,331	13,656
Spansion, Inc. — Class A*	908	13,620
Infoblox, Inc.*	387	13,576
ServiceSource International, Inc.*	1,699	13,558
ARRIS Group, Inc.*	523	13,546
Monster Worldwide, Inc.*	2,213	13,544
Web.com Group, Inc.*	399	13,486
MAXIMUS, Inc.	317	13,431
Synaptics, Inc.*	230	13,423
Gigamon, Inc.*	440	13,402
LTX-Credence Corp.*	1,566	13,389

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Information Technology - 13.5% (continued)
Vishay Precision Group, Inc.*	940	$13,386
Interactive Intelligence Group, Inc.*	176	13,365
FormFactor, Inc.*	2,070	13,331
InvenSense, Inc. — Class A*	677	13,330
Cognex Corp.	337	13,295
M/A-COM Technology Solutions Holdings, Inc.*	782	13,294
QAD, Inc. — Class A	730	13,279
Internap Network Services Corp.*	1,626	13,252
CoStar Group, Inc.*	77	13,247
Aruba Networks, Inc.*	668	13,166
Hackett Group, Inc.	2,231	13,163
Rocket Fuel, Inc.*	225	13,163
Benefitfocus, Inc.*	202	13,160
Ultra Clean Holdings, Inc.*	1,150	13,145
Yelp, Inc. — Class A*	173	13,139
Mitek Systems, Inc.*	2,187	13,100
Manhattan Associates, Inc.*	388	13,083
SunEdison, Inc.*	939	13,061
Zygo Corp.*	930	13,048
ModusLink Global Solutions, Inc.*	2,533	13,045
Badger Meter, Inc.	256	13,041
Aspen Technology, Inc.*	285	12,987
Tangoe, Inc.*	712	12,980
Violin Memory, Inc.*	3,431	12,969
Global Eagle Entertainment, Inc.*	808	12,936
LivePerson, Inc.*	935	12,931
Mavenir Systems, Inc.*	1,013	12,906
Verint Systems, Inc.*	284	12,905
Sigma Designs, Inc.*	2,751	12,902
TechTarget, Inc.*	1,915	12,888
Trulia, Inc.*	373	12,880
Marchex, Inc. — Class B	1,375	12,870
ChannelAdvisor Corp.*	296	12,838
Unisys Corp.*	374	12,817
ExlService Holdings, Inc.*	509	12,801
Supertex, Inc.*	478	12,763
Dealertrack Technologies, Inc.*	273	12,735
Ultimate Software Group, Inc.*	78	12,732
Ceva, Inc.*	732	12,729
Aeroflex Holding Corp.*	1,844	12,705
PTC, Inc.*	355	12,666
TeleTech Holdings, Inc.*	580	12,656
Take-Two Interactive Software, Inc.*	659	12,640
YuMe, Inc.*	1,617	12,629
FARO Technologies, Inc.*	244	12,620
Electro Scientific Industries, Inc.	1,164	12,618
Cornerstone OnDemand, Inc.*	221	12,608
FleetMatics Group plc*	315	12,603
Immersion Corp.*	1,076	12,589
Park Electrochemical Corp.	417	12,581
Multi-Fineline Electronix, Inc.*	911	12,572
Qlik Technologies, Inc.*	464	12,537
E2open, Inc.*	523	12,526
Power Integrations, Inc.	211	12,498
Axcelis Technologies, Inc.*	5,123	12,398
Electro Rent Corp.	737	12,396
Alliance Fiber Optic Products, Inc.	786	12,380
RealD, Inc.*	1,383	12,378
LogMeIn, Inc.*	364	12,361
Imation Corp.*	2,567	12,347
ANADIGICS, Inc.*	6,265	12,342
Extreme Networks, Inc.*	1,685	12,334
CTS Corp.	659	12,317
Glu Mobile, Inc.*,1	3,115	12,304
Ciena Corp.*	526	12,272
Cvent, Inc.*	321	12,265
Cohu, Inc.	1,179	12,214
Travelzoo, Inc.*	548	12,209
NVE Corp.*	212	12,203
RF Micro Devices, Inc.*	2,287	12,190
FEI Co.	130	12,184
Emulex Corp.*	1,651	12,151
comScore, Inc.*	443	12,143
Finisar Corp.*	512	12,140
Newport Corp.*	669	12,136
Guidewire Software, Inc.*	257	12,133
Quantum Corp.*	9,687	12,109
GSI Technology, Inc.*	1,818	12,108
Demand Media, Inc.*	2,096	12,094
TTM Technologies, Inc.*	1,509	12,087
Numerex Corp. — Class A*	903	12,055
Seachange International, Inc.*	1,007	12,044
Demandware, Inc.*	189	12,036
Lattice Semiconductor Corp.*	2,081	12,028
Richardson Electronics Ltd.	1,043	12,026
CSG Systems International, Inc.	401	12,014
Viasystems Group, Inc.*	919	12,002
Bottomline Technologies de, Inc.*	346	11,979
Wix.com Ltd.*	417	11,951
Cavium, Inc.*	321	11,932
PMC-Sierra, Inc.*	1,821	11,928
CACI International, Inc. — Class A*	161	11,917
Tyler Technologies, Inc.*	113	11,916
Sanmina Corp.*	712	11,905
Actuate Corp.*	1,566	11,902
Diodes, Inc.*	519	11,890
Benchmark Electronics, Inc.*	523	11,888
NETGEAR, Inc.*	372	11,871
Telenav, Inc.*	1,824	11,856
Shutterstock, Inc.*	147	11,850
Inphi Corp.*	1,032	11,847
Digital River, Inc.*	673	11,831
Ubiquiti Networks, Inc.*	287	11,824
QuinStreet, Inc.*	1,429	11,818
IXYS Corp.	930	11,802
American Software, Inc. — Class A	1,170	11,794
Micrel, Inc.	1,181	11,786
TeleCommunication Systems, Inc. — Class A*	5,192	11,786
ManTech International Corp. — Class A	405	11,786
MKS Instruments, Inc.	391	11,781
Luxoft Holding, Inc.*	315	11,778
AVG Technologies N.V.*	709	11,762
International Rectifier Corp.*	452	11,757

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Information Technology -13.5% (continued)
Anixter International, Inc.	134	$11,754
Silicon Image, Inc.*	2,100	11,739
Tessera Technologies, Inc.	591	11,731
GSI Group, Inc.*	1,087	11,729
Silicon Graphics International Corp.*	901	11,722
Limelight Networks, Inc.*	6,131	11,710
QLogic Corp.*	1,011	11,697
MicroStrategy, Inc. — Class A*	93	11,690
RealPage, Inc.*,1	518	11,645
Constant Contact, Inc.*	431	11,641
Reis, Inc.*	654	11,641
Monolithic Power Systems, Inc.*	355	11,605
Ixia*	905	11,575
Anaren, Inc.*	414	11,571
SPS Commerce, Inc.*	179	11,567
Audience, Inc.*	1,016	11,562
Parkervision, Inc.*,1	2,517	11,553
Rogers Corp.*	190	11,533
Mercury Systems, Inc.*	1,077	11,524
TiVo, Inc.*	930	11,523
Intersil Corp. — Class A	1,016	11,521
Agilysys, Inc.*	878	11,502
Black Box Corp.	419	11,485
Integrated Silicon Solution, Inc.*	975	11,476
PDF Solutions, Inc.*	484	11,471
Zix Corp.*	2,550	11,450
TriQuint Semiconductor, Inc.*	1,379	11,446
Methode Electronics, Inc.	340	11,444
Progress Software Corp.*	473	11,432
Cypress Semiconductor Corp.	1,138	11,426
Sonus Networks, Inc.*	3,804	11,412
Rudolph Technologies, Inc.*	1,036	11,386
Blackbaud, Inc.	330	11,372
Brooks Automation, Inc.	1,120	11,368
KEMET Corp.*	2,058	11,360
Bazaarvoice, Inc.*	1,566	11,354
Conversant, Inc.*	527	11,331
ViaSat, Inc.*	190	11,307
Microsemi Corp.*	482	11,298
Daktronics, Inc.	773	11,294
OpenTable, Inc.*	150	11,292
Plantronics, Inc.	263	11,291
PROS Holdings, Inc.*	297	11,289
Monotype Imaging Holdings, Inc.	387	11,289
Kopin Corp.*	2,933	11,263
Oplink Communications, Inc.*	665	11,258
Spark Networks, Inc.*	1,957	11,214
Neonode, Inc.*	1,970	11,209
Alpha & Omega Semiconductor Ltd.*	1,543	11,202
Speed Commerce, Inc.*	2,796	11,184
Marin Software, Inc.*	1,133	11,183
DSP Group, Inc.*	1,248	11,182
KVH Industries, Inc.*	848	11,177
Entegris, Inc.*	1,062	11,172
ePlus, Inc.*	207	11,166
Ruckus Wireless, Inc.*	830	11,147
ADTRAN, Inc.	439	11,146
SS&C Technologies Holdings, Inc.*	287	11,141
Westell Technologies, Inc. — Class A*	2,971	11,141
MoSys, Inc.*	2,217	11,129
Sapient Corp.*	694	11,125
Lionbridge Technologies, Inc.*	2,022	11,121
ACI Worldwide, Inc.*	183	11,092
Harmonic, Inc.*	1,690	11,086
Move, Inc.*	784	11,086
Ebix, Inc.	816	11,081
Acxiom Corp.*	308	11,076
Comtech Telecommunications Corp.	364	11,073
Comverse, Inc.*	307	11,064
VASCO Data Security International, Inc.*	1,480	11,056
Bankrate, Inc.*	666	11,049
Virtusa Corp.*	322	11,038
NIC, Inc.	507	11,022
CIBER, Inc.*	2,839	11,015
Universal Display Corp.*	339	11,011
ATMI, Inc.*	396	10,961
Syntel, Inc.	130	10,953
Amkor Technology, Inc.*	2,066	10,950
Stamps.com, Inc.*	277	10,930
eGain Corp.*	1,139	10,912
Pegasystems, Inc.	240	10,906
Fabrinet*	590	10,897
Hittite Microwave Corp.*	190	10,897
VirnetX Holding Corp.*	606	10,884
RealNetworks, Inc.*	1,493	10,869
Rosetta Stone, Inc.*	978	10,836
Ellie Mae, Inc.*	415	10,832
Rambus, Inc.*	1,215	10,826
Infinera Corp.*	1,239	10,804
Model N, Inc.*	1,091	10,801
DTS, Inc.*	521	10,800
Checkpoint Systems, Inc.*	809	10,792
Epiq Systems, Inc.	751	10,784
CommVault Systems, Inc.*	156	10,775
Coherent, Inc.*	161	10,761
Plexus Corp.*	275	10,753
Integrated Device Technology, Inc.*	1,112	10,731
Perficient, Inc.*	522	10,717
Jive Software, Inc.*	1,153	10,665
Photronics, Inc.*	1,284	10,657
PLX Technology, Inc.*	1,755	10,618
Carbonite, Inc.*	1,048	10,595
Sapiens International Corporation N.V.*	1,499	10,583
iGATE Corp.*	313	10,564
Vistaprint N.V.*	216	10,558
Exar Corp.*	957	10,537
Rofin-Sinar Technologies, Inc.*	456	10,534
Pericom Semiconductor Corp.*	1,272	10,532
ScanSource, Inc.*	280	10,511

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Information Technology -13.5% (continued)
United Online, Inc.	867	$10,499
Synchronoss Technologies, Inc.*	392	10,451
Entropic Communications, Inc.*	2,500	10,425
Nanometrics, Inc.*	615	10,418
Bel Fuse, Inc. — Class B	543	10,409
InterDigital, Inc.	361	10,379
OmniVision Technologies, Inc.*	674	10,373
Applied Optoelectronics, Inc.*	761	10,372
ShoreTel, Inc.*	1,340	10,318
IntraLinks Holdings, Inc.*	975	10,316
Ultratech, Inc.*	407	10,297
Computer Task Group, Inc.	636	10,278
Blucora, Inc.*	401	10,270
Insight Enterprises, Inc.*	485	10,234
Mentor Graphics Corp.	491	10,213
XO Group, Inc.*	841	10,201
Cirrus Logic, Inc.*	580	10,156
SciQuest, Inc.*	384	10,153
Digi International, Inc.*	977	10,063
Avid Technology, Inc.*	1,441	10,001
Aviat Networks, Inc.*	5,216	9,910
SYNNEX Corp.*	176	9,882
Silver Spring Networks, Inc.*	576	9,821
Tessco Technologies, Inc.	295	9,821
EarthLink Holdings Corp.	2,251	9,769
Planet Payment, Inc.*	2,741	9,676
Procera Networks, Inc.*	835	9,653
PC-Telephone, Inc.	1,168	9,589
Applied Micro Circuits Corp.*	946	9,555
Endurance International Group Holdings, Inc.*	828	9,505
Brightcove, Inc.*	882	9,473
Calix, Inc.*	1,190	9,437
Chegg, Inc.*	1,410	9,405
PC Connection, Inc.	459	9,391
Peregrine Semiconductor Corp.*	1,420	9,329
Semtech Corp.*	404	9,215
support.com, Inc.*	3,410	9,207
Textura Corp.*	291	9,149
Uni-Pixel, Inc.*	951	9,082
Intermolecular, Inc.*	2,221	8,951
Covisint Corp.*	930	8,696
Blackhawk Network Holdings, Inc.*	288	7,577
EVERTEC, Inc.	294	7,094
Zillow, Inc. — Class A*	86	7,061
Xoom Corp.*	254	6,957
Advent Software, Inc.	195	6,408
Fair Isaac Corp.	115	6,251
Heartland Payment Systems, Inc.	144	6,208
MoneyGram International, Inc.*	334	6,179
Global Cash Access Holdings, Inc.*	712	6,038
Cardtronics, Inc.*	156	6,009
Euronet Worldwide, Inc.*	138	5,915
Cass Information Systems, Inc.	108	5,845
WEX, Inc.*	68	5,600
Higher One Holdings, Inc.*	665	5,160
Total Information Technology		4,190,373
Health Care - 12.5%
PhotoMedex, Inc.*,1	4,711	65,529
Intercept Pharmaceuticals, Inc.*	198	59,573
Alimera Sciences, Inc.*	4,585	29,206
Neurocrine Biosciences, Inc.*	1,281	21,892
Cell Therapeutics, Inc.*	6,851	21,855
Intrexon Corp.*	587	19,706
Acceleron Pharma, Inc.*	422	19,560
TG Therapeutics, Inc.*	3,253	19,518
NewLink Genetics Corp.*	521	19,287
Sangamo BioSciences, Inc.*	942	18,218
BioDelivery Sciences International, Inc.*	2,293	18,000
Receptos, Inc.*	445	17,733
TherapeuticsMD, Inc.*	2,665	17,536
Insys Therapeutics, Inc.*	296	17,414
MacroGenics, Inc.*	435	17,317
Karyopharm Therapeutics, Inc.*	495	17,280
Zogenix, Inc.*	3,856	17,082
Horizon Pharma, Inc.*	1,731	17,068
Epizyme, Inc.*	557	16,933
Pacific Biosciences of California, Inc.*	2,339	16,794
NPS Pharmaceuticals, Inc.*	469	16,781
Depomed, Inc.*	1,396	16,752
Peregrine Pharmaceuticals, Inc.*	9,170	16,689
XOMA Corp.*	2,137	16,604
Fluidigm Corp.*	368	16,604
Corcept Therapeutics, Inc.*	4,773	16,419
Pacira Pharmaceuticals, Inc.*	239	16,379
AVANIR Pharmaceuticals, Inc. — Class A*	4,346	16,298
Supernus Pharmaceuticals, Inc.*	1,666	16,277
Synageva BioPharma Corp.*	179	16,214
Hyperion Therapeutics, Inc.*	573	16,090
Alnylam Pharmaceuticals, Inc.*	191	15,979
Amicus Therapeutics, Inc.*	5,823	15,897
PTC Therapeutics, Inc.*	608	15,851
Chimerix, Inc.*	812	15,793
OncoGenex Pharmaceutical, Inc.*	1,461	15,779
Isis Pharmaceuticals, Inc.*	309	15,778
NxStage Medical, Inc.*	1,218	15,773
Insmed, Inc.*	768	15,683
Idenix Pharmaceuticals, Inc.*	2,223	15,583
Regulus Therapeutics, Inc.*	1,703	15,497
Vical, Inc.*	11,418	15,414
Galena Biopharma, Inc.*	2,919	15,383
Stemline Therapeutics, Inc.*	607	15,266
Omeros Corp.*	1,306	15,254
Ironwood Pharmaceuticals, Inc. — Class A*	1,090	15,118
Raptor Pharmaceutical Corp.*	970	15,084
Sarepta Therapeutics, Inc.*	613	14,945
Tetraphase Pharmaceuticals, Inc.*	962	14,921
Coronado Biosciences, Inc.*,1	5,442	14,802
Auxilium Pharmaceuticals, Inc.*	578	14,785
Synergy Pharmaceuticals, Inc.*	2,780	14,762
Accuray, Inc.*	1,385	14,750
Orexigen Therapeutics, Inc.*	2,165	14,722
Rigel Pharmaceuticals, Inc.*	4,853	14,705

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Health Care - 12.5% (continued)
Foundation Medicine, Inc.*	488	$14,611
Nektar Therapeutics*	1,074	14,606
AtriCure, Inc.*	711	14,576
GTx, Inc.*,1	8,032	14,538
Fibrocell Science, Inc.*	2,948	14,504
Cross Country Healthcare, Inc.*	1,339	14,461
Synta Pharmaceuticals Corp.*,1	2,708	14,461
Biolase, Inc.*	5,974	14,457
Halozyme Therapeutics, Inc.*	921	14,423
Staar Surgical Co.*	878	14,417
Questcor Pharmaceuticals, Inc.	215	14,407
Keryx Biopharmaceuticals, Inc.*	935	14,380
Cadence Pharmaceuticals, Inc.*	1,304	14,318
Repligen Corp.*	923	14,288
PharMerica Corp.*	585	14,239
Natus Medical, Inc.*	548	14,188
Endocyte, Inc.*	1,195	14,185
Vanda Pharmaceuticals, Inc.*	1,064	14,172
Novavax, Inc.*	2,605	14,171
Exelixis, Inc.*	2,058	14,159
Alliance HealthCare Services, Inc.*	493	14,149
Globus Medical, Inc. — Class A*	603	14,110
Cytokinetics, Inc.*	1,820	14,105
Ampio Pharmaceuticals, Inc.*	1,650	14,058
Aratana Therapeutics, Inc.*	653	14,046
Ligand Pharmaceuticals, Inc. — Class B*	226	13,998
Dyax Corp.*	1,657	13,952
AcelRx Pharmaceuticals, Inc.*,1	1,220	13,932
BioScrip, Inc.*	1,636	13,922
Furiex Pharmaceuticals, Inc.*	300	13,908
Immunomedics, Inc.*	2,862	13,881
Derma Sciences, Inc.*	1,055	13,863
Clovis Oncology, Inc.*	213	13,851
Lannett Company, Inc.*	392	13,845
Puma Biotechnology, Inc.*	117	13,831
Cytori Therapeutics, Inc.*	5,199	13,829
Vascular Solutions, Inc.*	586	13,806
PAREXEL International Corp.*	282	13,764
DexCom, Inc.*	340	13,756
Agios Pharmaceuticals, Inc.*	520	13,754
Insulet Corp.*	318	13,674
Aerie Pharmaceuticals, Inc.*	740	13,660
Antares Pharma, Inc.*	2,855	13,647
Arqule, Inc.*	5,942	13,607
NuVasive, Inc.*	363	13,591
Cepheid, Inc.*	257	13,585
Chelsea Therapeutics International Ltd.*	3,041	13,532
ArthroCare Corp.*	298	13,523
Zeltiq Aesthetics, Inc.*	659	13,503
Anacor Pharmaceuticals, Inc.*	709	13,499
Relypsa, Inc.*	408	13,488
Oxford Immunotec Global plc*	635	13,449
KYTHERA Biopharmaceuticals, Inc.*	292	13,432
Arena Pharmaceuticals, Inc.*,1	2,110	13,377
Alphatec Holdings, Inc.*	6,130	13,302
Portola Pharmaceuticals, Inc.*	498	13,282
Quidel Corp.*	449	13,272
athenahealth, Inc.*	90	13,266
Bluebird Bio, Inc.*	598	13,258
Curis, Inc.*	4,659	13,185
Esperion Therapeutics, Inc.*	862	13,154
Targacept, Inc.*	2,979	13,137
PDL BioPharma, Inc.	1,443	13,131
Affymetrix, Inc.*	1,398	13,127
GenMark Diagnostics, Inc.*	1,015	13,114
ChemoCentryx, Inc.*,1	2,106	13,078
MWI Veterinary Supply, Inc.*	70	13,038
MedAssets, Inc.*	589	12,982
Molina Healthcare, Inc.*	359	12,924
XenoPort, Inc.*	2,244	12,903
NeoGenomics, Inc.*	3,217	12,868
LDR Holding Corp.*	487	12,867
Exact Sciences Corp.*	988	12,844
Prothena Corporation plc*	415	12,840
Vocera Communications, Inc.*	734	12,823
Acadia Healthcare Company, Inc.*	251	12,811
MannKind Corp.*,1	2,362	12,802
Unilife Corp.*,1	2,740	12,796
Tandem Diabetes Care, Inc.*	495	12,796
ZIOPHARM Oncology, Inc.*	3,049	12,775
Achillion Pharmaceuticals, Inc.*	3,856	12,763
AMN Healthcare Services, Inc.*	844	12,753
Medidata Solutions, Inc.*	202	12,746
Merrimack Pharmaceuticals, Inc.*,1	2,426	12,737
Celldex Therapeutics, Inc.*	494	12,735
Analogic Corp.	133	12,721
Cynosure, Inc. — Class A*	473	12,691
HMS Holdings Corp.*	551	12,690
Sequenom, Inc.*	5,572	12,648
BioTime, Inc.*	3,395	12,629
Healthways, Inc.*	824	12,615
Centene Corp.*	208	12,605
Albany Molecular Research, Inc.*	1,178	12,605
Threshold Pharmaceuticals, Inc.*	2,582	12,600
Select Medical Holdings Corp.	1,166	12,593
Cerus Corp.*	2,036	12,562
SIGA Technologies, Inc.*	3,794	12,558
Symmetry Medical, Inc.*	1,288	12,519
HeartWare International, Inc.*	126	12,500
Computer Programs & Systems, Inc.	187	12,495
Geron Corp.*	2,478	12,440
Emeritus Corp.*	563	12,414
Utah Medical Products, Inc.	233	12,396
Spectranetics Corp.*	476	12,386
OncoMed Pharmaceuticals, Inc.*,1	410	12,370
Align Technology, Inc.*	208	12,359
Cambrex Corp.*	658	12,351
Greatbatch, Inc.*	290	12,328
Accretive Health, Inc.*	1,337	12,314
Omnicell, Inc.*	476	12,290
Emergent Biosolutions, Inc.*	513	12,276

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Health Care - 12.5% (continued)
ExamWorks Group, Inc.*	398	$12,254
Wright Medical Group, Inc.*	402	12,225
Magellan Health Services, Inc.*	204	12,205
CryoLife, Inc.	1,129	12,182
Osiris Therapeutics, Inc.*	779	12,160
Veracyte, Inc.*	830	12,160
Chemed Corp.	154	12,154
Masimo Corp.*	415	12,139
Progenics Pharmaceuticals, Inc.*	2,537	12,127
ABIOMED, Inc.*	441	12,123
SurModics, Inc.*	497	12,117
Repros Therapeutics, Inc.*	645	12,094
Cyberonics, Inc.*	181	12,091
Corvel Corp.*	254	12,029
Tornier N.V.*	661	12,024
Abaxis, Inc.*	315	12,024
MEI Pharma, Inc.*	1,420	12,013
Cardiovascular Systems, Inc.*	354	12,008
CONMED Corp.	286	11,998
Infinity Pharmaceuticals, Inc.*	933	11,989
Enanta Pharmaceuticals, Inc.*	327	11,962
AVEO Pharmaceuticals, Inc.*	7,234	11,936
Amedisys, Inc.*	790	11,921
Lexicon Pharmaceuticals, Inc.*	6,470	11,905
Providence Service Corp.*	451	11,902
RTI Surgical, Inc.*	3,831	11,876
Addus HomeCare Corp.*	502	11,867
Spectrum Pharmaceuticals, Inc.*	1,411	11,867
AngioDynamics, Inc.*	745	11,853
Momenta Pharmaceuticals, Inc.*	662	11,850
Genomic Health, Inc.*	393	11,837
MiMedx Group, Inc.*	1,509	11,831
Sucampo Pharmaceuticals, Inc. — Class A*	1,431	11,820
OraSure Technologies, Inc.*	2,011	11,805
ACADIA Pharmaceuticals, Inc.*	506	11,790
OvaScience, Inc.*	1,259	11,784
Integra LifeSciences Holdings Corp.*	253	11,754
National Healthcare Corp.	226	11,752
STERIS Corp.	256	11,748
Orthofix International N.V.*	571	11,734
Luminex Corp.*	641	11,711
Universal American Corp.	1,659	11,696
Hi-Tech Pharmacal Company, Inc.*	270	11,680
ImmunoGen, Inc.*	779	11,677
Five Star Quality Care, Inc.*	2,149	11,669
Verastem, Inc.*	928	11,656
Cutera, Inc.*	1,225	11,638
ICU Medical, Inc.*	180	11,612
West Pharmaceutical Services, Inc.	244	11,578
Cornerstone Therapeutics, Inc.*	1,221	11,575
Acorda Therapeutics, Inc.*	394	11,564
Endologix, Inc.*	722	11,552
Impax Laboratories, Inc.*	499	11,547
Kindred Healthcare, Inc.	609	11,534
Capital Senior Living Corp.*	513	11,527
Chindex International, Inc.*	700	11,522
Dynavax Technologies Corp.*	6,617	11,514
Bio-Reference Labs, Inc.*	428	11,509
InterMune, Inc.*	862	11,508
Volcano Corp.*	548	11,503
Array BioPharma, Inc.*	2,377	11,433
Owens & Minor, Inc.	330	11,431
Nanosphere, Inc.*	5,392	11,377
Thoratec Corp.*	324	11,321
Anika Therapeutics, Inc.*	340	11,312
Skilled Healthcare Group, Inc. — Class A*	2,473	11,302
Accelerate Diagnostics, Inc.*	819	11,294
Ophthotech Corp.*	364	11,244
LHC Group, Inc.*	490	11,241
Atrion Corp.	42	11,222
WellCare Health Plans, Inc.*	172	11,199
SciClone Pharmaceuticals, Inc.*	2,372	11,148
Medical Action Industries, Inc.*	1,497	11,108
Cantel Medical Corp.	350	11,095
Ensign Group, Inc.	264	11,067
Sunesis Pharmaceuticals, Inc.*	2,526	11,064
Rockwell Medical, Inc.*,1	1,078	11,060
Medicines Co.*	318	11,054
Merit Medical Systems, Inc.*	769	11,051
Cempra, Inc.*	929	11,046
Invacare Corp.	547	11,038
HealthStream, Inc.*	380	11,028
Surgical Care Affiliates, Inc.*	343	11,007
Team Health Holdings, Inc.*	255	11,006
Opko Health, Inc.*,1	1,386	10,991
Triple-S Management Corp. — Class B*	615	10,972
Air Methods Corp.*	213	10,955
Almost Family, Inc.*	360	10,948
Merge Healthcare, Inc.*	5,086	10,935
Akorn, Inc.*	481	10,919
Harvard Bioscience, Inc.*	2,447	10,816
AMAG Pharmaceuticals, Inc.*	502	10,778
US Physical Therapy, Inc.	342	10,776
Exactech, Inc.*	483	10,761
Onconova Therapeutics, Inc.*	711	10,750
Aegerion Pharmaceuticals, Inc.*	178	10,676
Pernix Therapeutics Holdings*	4,640	10,626
Meridian Bioscience, Inc.	466	10,615
Cellular Dynamics International, Inc.*	666	10,596
IPC The Hospitalist Company, Inc.*	198	10,569
Amsurg Corp. — Class A*	253	10,563
Hanger, Inc.*	312	10,549
Landauer, Inc.	228	10,527
Gentiva Health Services, Inc.*	923	10,485
Haemonetics Corp.*	276	10,458
HealthSouth Corp.	336	10,456
Durata Therapeutics, Inc.*	965	10,326
BIND Therapeutics, Inc.*	810	10,247
Quality Systems, Inc.	556	10,236
Five Prime Therapeutics, Inc.*	697	10,218
Neogen Corp.*	243	10,211
Prestige Brands Holdings, Inc.*	332	10,046

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Health Care - 12.5% (continued)
National Research Corp. — Class A*	666	$9,990
Dendreon Corp.*,1	3,551	9,907
KaloBios Pharmaceuticals, Inc.*	3,122	9,741
Pozen, Inc.	1,236	9,690
TESARO, Inc.*	306	9,642
Navidea Biopharmaceuticals, Inc.*,1	5,367	9,446
Vivus, Inc.*	1,244	9,230
Sagent Pharmaceuticals, Inc.*	487	9,219
TearLab Corp.*	1,334	8,924
Enzon Pharmaceuticals, Inc.	7,662	6,896
Total Health Care		3,867,204
Energy - 10.7%
Westmoreland Coal Co.*	2,304	50,020
Solazyme, Inc.*,1	3,379	43,826
Endeavour International Corp.*	6,437	42,420
Green Plains Renewable Energy, Inc.	1,885	41,998
Magnum Hunter Resources Corp.*	4,925	41,124
BPZ Resources, Inc.*	19,914	39,828
Matrix Service Co.*	1,449	38,080
Penn Virginia Corp.*	3,170	38,008
Quicksilver Resources, Inc.*,1	12,208	37,967
Sanchez Energy Corp.*	1,377	37,854
Panhandle Oil and Gas, Inc. — Class A	976	37,732
Basic Energy Services, Inc.*	2,175	37,258
FX Energy, Inc.*	10,379	37,157
Crosstex Energy, Inc.	982	36,825
Callon Petroleum Co.*	5,346	36,086
Diamondback Energy, Inc.*	692	35,970
Tesco Corp.*	1,680	35,482
Pioneer Energy Services Corp.*	4,231	35,456
Emerald Oil, Inc.*	4,618	35,420
Targa Resources Corp.	388	35,033
Evolution Petroleum Corp.	2,657	34,966
Adams Resources & Energy, Inc.	525	34,923
Gastar Exploration, Inc.*	5,857	34,908
Cloud Peak Energy, Inc.*	1,860	34,838
Goodrich Petroleum Corp.*	1,998	34,406
Exterran Holdings, Inc.*	988	34,323
RigNet, Inc.*	727	33,915
Isramco, Inc.*	268	33,822
Jones Energy, Inc. — Class A*	2,146	33,649
SemGroup Corp. — Class A	544	33,597
EXCO Resources, Inc.[1]	6,529	33,494
Alon USA Energy, Inc.	2,130	33,462
Warren Resources, Inc.*	9,926	33,451
Bill Barrett Corp.*	1,192	33,388
Approach Resources, Inc.*	1,661	33,369
Matador Resources Co.*	1,707	33,184
Arch Coal, Inc.	7,810	33,114
EPL Oil & Gas, Inc.*	1,226	32,943
Natural Gas Services Group, Inc.*	1,133	32,744
Ur-Energy, Inc.*	23,866	32,458
Dawson Geophysical Co.*	999	32,338
PetroQuest Energy, Inc.*	8,341	32,196
Bolt Technology Corp.	1,482	32,115
Kodiak Oil & Gas Corp.*	3,026	32,106
Abraxas Petroleum Corp.*	10,115	32,065
C&J Energy Services, Inc.*	1,363	31,867
Western Refining, Inc.	814	31,836
Athlon Energy, Inc.*	1,033	31,507
Equal Energy Ltd.	5,967	31,506
Northern Oil and Gas, Inc.*	2,165	31,479
Comstock Resources, Inc.	1,829	31,367
CARBO Ceramics, Inc.	272	31,313
Delek US Holdings, Inc.	1,031	31,239
Key Energy Services, Inc.*	4,277	31,179
Clean Energy Fuels Corp.*,1	2,607	31,102
ION Geophysical Corp.*	10,245	31,042
Contango Oil & Gas Co.*	738	30,966
Parker Drilling Co.*	4,154	30,906
Cal Dive International, Inc.*,1	18,743	30,739
Rex Energy Corp.*	1,630	30,709
Miller Energy Resources, Inc.*,1	3,881	30,621
Stone Energy Corp.*	988	30,579
Swift Energy Co.*	2,462	30,480
Willbros Group, Inc.*	3,641	30,402
Bonanza Creek Energy, Inc.*	746	30,370
Carrizo Oil & Gas, Inc.*	738	30,332
Synergy Resources Corp.*	3,501	30,249
Renewable Energy Group, Inc.*	3,017	30,200
Rentech, Inc.*	16,778	30,033
Resolute Energy Corp.*	3,744	29,915
Newpark Resources, Inc.*	2,625	29,820
PDC Energy, Inc.*	595	29,667
Era Group, Inc.*	1,012	29,641
SEACOR Holdings, Inc.*	351	29,547
Forum Energy Technologies, Inc.*	1,176	29,541
TGC Industries, Inc.	4,520	29,425
W&T Offshore, Inc.	2,024	28,984
Mitcham Industries, Inc.*	1,914	28,901
Alpha Natural Resources, Inc.*	5,074	28,820
Vantage Drilling Co.*	17,604	28,695
Apco Oil and Gas International, Inc.*	2,032	28,631
REX American Resources Corp.*	696	28,508
VAALCO Energy, Inc.*	4,720	28,414
Hornbeck Offshore Services, Inc.*	665	28,402
Halcon Resources Corp.*,1	8,407	28,332
Energy XXI Bermuda Ltd.	1,234	28,320
Gulf Island Fabrication, Inc.	1,394	28,242
Rosetta Resources, Inc.*	658	28,037
TETRA Technologies, Inc.*	2,712	27,988
Forest Oil Corp.*	9,078	27,688
Geospace Technologies Corp.*	348	27,673
Helix Energy Solutions Group, Inc.*	1,357	27,669
Nuverra Environmental Solutions, Inc.*	1,875	27,113
Triangle Petroleum Corp.*	3,560	27,092
Clayton Williams Energy, Inc.*	389	26,849
Hercules Offshore, Inc.*	5,391	26,847
Uranium Energy Corp.*	15,295	26,460

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Energy - 10.7% (continued)
Midstates Petroleum Company, Inc.*,1	5,302	$24,760
GasLog Ltd.	880	18,445
Nordic American Tankers Ltd.	1,676	18,335
Frontline Ltd.*	4,131	17,061
Knightsbridge Tankers Ltd.	1,597	15,044
Ship Finance International Ltd.	871	14,912
Teekay Tankers Ltd. — Class A	3,885	13,209
Bristow Group, Inc.	182	13,066
Gulfmark Offshore, Inc. — Class A	301	12,811
PHI, Inc.*	331	12,191
Scorpio Tankers, Inc.	1,204	12,040
Total Energy		3,318,436
Financials - 10.5%
Marlin Business Services Corp.	564	14,309
PHH Corp.*	579	14,052
Union First Market Bankshares Corp.	550	12,689
ICG Group, Inc.*	652	12,381
RCS Capital Corp. — Class A	407	8,653
SWS Group, Inc.*	1,115	8,563
eHealth, Inc.*	156	8,335
Health Insurance Innovations, Inc. — Class A*	678	7,994
iStar Financial, Inc.*	518	7,988
Flagstar Bancorp, Inc.*	381	7,951
JAVELIN Mortgage Investment Corp.	546	7,917
GSV Capital Corp.*	593	7,917
Bank of the Ozarks, Inc.	124	7,862
Tristate Capital Holdings, Inc.*	571	7,846
Gain Capital Holdings, Inc.	879	7,814
First Potomac Realty Trust	596	7,784
ConnectOne Bancorp, Inc.*	170	7,764
NorthStar Realty Finance Corp.	532	7,762
Marcus & Millichap, Inc.*	465	7,752
Ashford Hospitality Trust, Inc.	823	7,736
HFF, Inc. — Class A	261	7,720
Essent Group Ltd.*	306	7,681
Sun Communities, Inc.	163	7,620
Kennedy-Wilson Holdings, Inc.	317	7,614
American Residential Properties, Inc.*	411	7,604
FelCor Lodging Trust, Inc.	930	7,589
World Acceptance Corp.*	79	7,560
Bancorp, Inc.*	396	7,544
Ambac Financial Group, Inc.*	321	7,524
Bridge Capital Holdings*	341	7,519
Yadkin Financial Corp.*	400	7,480
VantageSouth Bancshares, Inc.*	1,301	7,468
Independent Bank Group, Inc.	147	7,468
Beneficial Mutual Bancorp, Inc.*	626	7,437
Sabra Health Care REIT, Inc.	257	7,435
ARMOUR Residential REIT, Inc.	1,808	7,431
Anworth Mortgage Asset Corp.	1,574	7,382
Eagle Bancorp, Inc.*	222	7,382
DuPont Fabros Technology, Inc.	283	7,355
Colony Financial, Inc.	331	7,348
BNC Bancorp	433	7,348
Southwest Bancorp, Inc.	420	7,329
Kearny Financial Corp.*	640	7,315
BGC Partners, Inc. — Class A	1,137	7,311
QTS Realty Trust, Inc. — Class A	322	7,306
National Health Investors, Inc.	116	7,305
American Capital Mortgage Investment Corp.	373	7,292
Home Bancorp, Inc.*	361	7,274
First Bancorp	422	7,271
American Realty Capital Properties, Inc.	525	7,266
Apollo Residential Mortgage, Inc.	449	7,256
Pacific Premier Bancorp, Inc.*	457	7,253
AG Mortgage Investment Trust, Inc.	437	7,250
Credit Acceptance Corp.*	52	7,237
STAG Industrial, Inc.	337	7,232
Macatawa Bank Corp.*	1,362	7,219
First NBC Bank Holding Co.*	221	7,205
Meridian Interstate Bancorp, Inc.*	306	7,203
Medical Properties Trust, Inc.	542	7,192
Stewart Information Services Corp.	221	7,185
CYS Investments, Inc.	907	7,183
Centerstate Banks, Inc.	653	7,183
Gramercy Property Trust, Inc.*	1,234	7,182
Healthcare Realty Trust, Inc.	313	7,174
AV Homes, Inc.*	383	7,170
Meta Financial Group, Inc.	177	7,160
Access National Corp.	436	7,159
CubeSmart	434	7,152
FXCM, Inc. — Class A	417	7,147
Calamos Asset Management, Inc. — Class A	623	7,146
Tree.com, Inc.*	220	7,139
Alexander's, Inc.	21	7,136
LTC Properties, Inc.	188	7,135
Infinity Property & Casualty Corp.	101	7,131
American Assets Trust, Inc.	213	7,129
Boston Private Financial Holdings, Inc.	580	7,128
Preferred Bank/Los Angeles CA*	331	7,126
Firsthand Technology Value Fund, Inc.	297	7,116
IBERIABANK Corp.	108	7,111
Chatham Lodging Trust	340	7,109
Cowen Group, Inc. — Class A*	1,742	7,107
Capital City Bank Group, Inc.*	556	7,095
JMP Group, Inc.	953	7,090
Radian Group, Inc.	476	7,083
MVC Capital, Inc.	497	7,082
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	535	7,078
Gladstone Commercial Corp.	379	7,068
Highwoods Properties, Inc.	190	7,057
Investors Bancorp, Inc.	278	7,053
Cousins Properties, Inc.	656	7,052
Pinnacle Financial Partners, Inc.	216	7,050
Main Street Capital Corp.	208	7,047
RLJ Lodging Trust	282	7,044

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financials -10.5% (continued)
Hilltop Holdings, Inc.*	296	$7,042
Lexington Realty Trust	651	7,037
Cedar Realty Trust, Inc.	1,115	7,036
BofI Holding, Inc.*	85	7,034
Heritage Oaks Bancorp*	917	7,024
Monmouth Real Estate Investment Corp. — Class A	760	7,022
Gladstone Investment Corp.	863	7,016
Bank of Kentucky Financial Corp.	195	7,006
EZCORP, Inc. — Class A*	638	7,005
Chemung Financial Corp.	208	7,001
Gladstone Capital Corp.	709	6,998
Encore Capital Group, Inc.*	147	6,996
Sovran Self Storage, Inc.	103	6,995
PennyMac Mortgage Investment Trust	297	6,994
PS Business Parks, Inc.	89	6,993
Symetra Financial Corp.	365	6,990
MGIC Investment Corp.*	823	6,987
CIFC Corp.	880	6,987
ZAIS Financial Corp.	411	6,987
National Western Life Insurance Co. — Class A	32	6,981
Rexford Industrial Realty, Inc.	511	6,975
Getty Realty Corp.	367	6,973
Forestar Group, Inc.*	348	6,960
Invesco Mortgage Capital, Inc.	443	6,960
Equity One, Inc.	307	6,957
Universal Health Realty Income Trust	164	6,954
Piper Jaffray Cos.*	177	6,953
Springleaf Holdings, Inc.*	290	6,948
Whitestone REIT — Class B	509	6,948
UMH Properties, Inc.	734	6,936
Ramco-Gershenson Properties Trust	434	6,931
Geo Group, Inc.	207	6,930
OmniAmerican Bancorp, Inc.*	309	6,928
Ares Commercial Real Estate Corp.	519	6,918
Webster Financial Corp.	228	6,918
Pzena Investment Management, Inc. — Class A	655	6,917
Nicholas Financial, Inc.	438	6,912
Enterprise Bancorp, Inc.	334	6,907
Horizon Technology Finance Corp.	477	6,902
Physicians Realty Trust	557	6,901
Select Income REIT	250	6,900
Bank of Marin Bancorp	156	6,900
Education Realty Trust, Inc.	764	6,899
EPR Properties	135	6,896
Tejon Ranch Co.*	202	6,892
Summit Hotel Properties, Inc.	773	6,887
EastGroup Properties, Inc.	116	6,883
Parkway Properties, Inc.	388	6,883
DiamondRock Hospitality Co.	594	6,879
Capstead Mortgage Corp.	545	6,878
TCP Capital Corp.	397	6,876
Fidus Investment Corp.	331	6,875
Ellington Residential Mortgage REIT	425	6,872
Heritage Commerce Corp.	857	6,865
Inland Real Estate Corp.	651	6,862
Westwood Holdings Group, Inc.	120	6,860
Fifth Street Finance Corp.	729	6,860
Consumer Portfolio Services, Inc.*	806	6,859
PICO Holdings, Inc.*	291	6,859
Customers Bancorp, Inc.*	338	6,855
Century Bancorp, Inc. — Class A	202	6,850
Washington Banking Co.	385	6,849
CoreSite Realty Corp.	223	6,842
First Defiance Financial Corp.	266	6,842
Texas Capital Bancshares, Inc.*	115	6,839
Bridge Bancorp, Inc.	278	6,839
Ameris Bancorp*	334	6,837
ESSA Bancorp, Inc.	606	6,836
Western Asset Mortgage Capital Corp.	457	6,832
Aviv REIT, Inc.	280	6,829
Heritage Financial Corp.	401	6,829
Hudson Pacific Properties, Inc.	314	6,823
West Bancorporation, Inc.	461	6,818
Safety Insurance Group, Inc.	126	6,814
First Connecticut Bancorp, Inc.	442	6,811
Clifton Savings Bancorp, Inc.	538	6,811
Peoples Bancorp, Inc.	302	6,810
Waterstone Financial, Inc.*	644	6,801
Capital Bank Financial Corp. — Class A*	295	6,800
Arlington Asset Investment Corp. — Class A	259	6,799
Chesapeake Lodging Trust	279	6,794
Urstadt Biddle Properties, Inc. — Class A	362	6,791
Peapack Gladstone Financial Corp.	367	6,790
Farmers Capital Bank Corp.*	330	6,785
Garrison Capital, Inc.	473	6,783
Safeguard Scientifics, Inc.*	370	6,782
Westfield Financial, Inc.	909	6,781
Pebblebrook Hotel Trust	225	6,779
Apollo Commercial Real Estate Finance, Inc.	403	6,778
Flushing Financial Corp.	330	6,778
First Industrial Realty Trust, Inc.	395	6,778
Intervest Bancshares Corp. — Class A*	906	6,777
Silver Bay Realty Trust Corp.	427	6,776
PrivateBancorp, Inc. — Class A	237	6,776
DCT Industrial Trust, Inc.	941	6,775
National Bankshares, Inc.	186	6,772
Southside Bancshares, Inc.	254	6,769
Cardinal Financial Corp.	397	6,769
Kite Realty Group Trust	1,048	6,760
Stellus Capital Investment Corp.	457	6,759
Hingham Institution for Savings	86	6,758

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financials - 10.5% (continued)
Washington Real Estate Investment Trust	290	$6,757
Prosperity Bancshares, Inc.	108	6,756
Golub Capital BDC, Inc.	369	6,753
State Auto Financial Corp.	352	6,751
Bank Mutual Corp.	986	6,744
AMERISAFE, Inc.	163	6,743
Global Indemnity plc — Class A*	275	6,740
CommunityOne Bancorp*	586	6,739
Navigators Group, Inc.*	113	6,738
PennantPark Floating Rate Capital Ltd.	483	6,738
Terreno Realty Corp.	390	6,735
Investors Title Co.	84	6,730
Empire State Realty Trust, Inc. — Class A	459	6,729
Stifel Financial Corp.*	149	6,727
CNO Financial Group, Inc.	397	6,725
Associated Estates Realty Corp.	421	6,723
GFI Group, Inc.	1,769	6,722
Resource Capital Corp.	1,141	6,720
California First National Bancorp	454	6,719
WhiteHorse Finance, Inc.	454	6,719
Acadia Realty Trust	264	6,719
Agree Realty Corp.	235	6,719
MCG Capital Corp.	1,503	6,718
Franklin Street Properties Corp.	560	6,714
Regional Management Corp.*	202	6,712
Capitala Finance Corp.	339	6,705
Strategic Hotels & Resorts, Inc.*	720	6,703
Ryman Hospitality Properties, Inc.	162	6,700
First Financial Bancorp	404	6,698
Provident Financial Holdings, Inc.	445	6,697
Hallmark Financial Services, Inc.*	760	6,696
Chambers Street Properties	865	6,695
Government Properties Income Trust	271	6,694
Cash America International, Inc.	182	6,685
Winthrop Realty Trust	582	6,681
JGWPT Holdings, Inc. — Class A*	393	6,681
Park Sterling Corp.	989	6,676
NMI Holdings, Inc. — Class A*	544	6,675
Oritani Financial Corp.	424	6,674
Palmetto Bancshares, Inc.*	549	6,670
Hanmi Financial Corp.	309	6,665
Maiden Holdings Ltd.	607	6,665
OceanFirst Financial Corp.	375	6,660
LCNB Corp.	378	6,657
Primerica, Inc.	158	6,657
Retail Opportunity Investments Corp.	460	6,652
Greenlight Capital Re Ltd. — Class A*	207	6,651
Republic Bancorp, Inc. — Class A	288	6,650
Alexander & Baldwin, Inc.	170	6,649
City Holding Co.	149	6,648
LaSalle Hotel Properties	216	6,644
Charter Financial Corp.	618	6,644
Diamond Hill Investment Group, Inc.	58	6,643
Baldwin & Lyons, Inc. — Class B	266	6,639
Redwood Trust, Inc.	355	6,639
Janus Capital Group, Inc.	604	6,638
Citizens & Northern Corp.	339	6,638
New Mountain Finance Corp.	449	6,636
Dime Community Bancshares, Inc.	406	6,634
Montpelier Re Holdings Ltd.	238	6,633
Lakeland Financial Corp.	181	6,630
Capital Southwest Corp.	194	6,629
BankFinancial Corp.	729	6,627
GAMCO Investors, Inc. — Class A	82	6,625
HomeTrust Bancshares, Inc.*	419	6,624
Renasant Corp.	230	6,622
Independence Holding Co.	516	6,620
Apollo Investment Corp.	784	6,617
CyrusOne, Inc.	306	6,613
Sunstone Hotel Investors, Inc.	515	6,607
Excel Trust, Inc.	579	6,606
First Community Bancshares, Inc.	408	6,606
Investors Real Estate Trust	760	6,604
Kansas City Life Insurance Co.	140	6,604
Pennsylvania Real Estate Investment Trust	354	6,602
First Merchants Corp.	313	6,601
Dynex Capital, Inc.	819	6,601
First Financial Northwest, Inc.	638	6,597
Simmons First National Corp. — Class A	191	6,595
Solar Capital Ltd.	298	6,595
United Community Financial Corp.*	1,868	6,594
First Bancorp, Inc.	388	6,592
CU Bancorp*	382	6,590
MainSource Financial Group, Inc.	404	6,589
MarketAxess Holdings, Inc.	105	6,588
TICC Capital Corp.	649	6,587
AmTrust Financial Services, Inc.	204	6,585
Resource America, Inc. — Class A	750	6,585
New Residential Investment Corp.	1,037	6,585
Astoria Financial Corp.	497	6,580
Columbia Banking System, Inc.	252	6,580
Sierra Bancorp	415	6,578
Solar Senior Capital Ltd.	364	6,577
Hancock Holding Co.	190	6,574
Middleburg Financial Corp.	368	6,572
One Liberty Properties, Inc.	315	6,571
Argo Group International Holdings Ltd.	146	6,569
Potlatch Corp.	164	6,560
EverBank Financial Corp.	368	6,554
Hersha Hospitality Trust — Class A	1,207	6,554
Western Alliance Bancorporation*	292	6,547
Territorial Bancorp, Inc.	289	6,546
AmREIT, Inc. — Class B	402	6,545
State Bank Financial Corp.	382	6,544
TowneBank	435	6,542
New York Mortgage Trust, Inc.	916	6,540

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financials - 10.5% (continued)
BancFirst Corp.	121	$6,538
Suffolk Bancorp*	339	6,536
THL Credit, Inc.	413	6,534
RE/MAX Holdings, Inc. — Class A*	224	6,532
Oppenheimer Holdings, Inc. — Class A	278	6,527
Sterling Bancorp	518	6,527
Campus Crest Communities, Inc.	739	6,525
Medley Capital Corp.	473	6,523
Metro Bancorp, Inc.*	328	6,517
Brookline Bancorp, Inc.	732	6,515
Bar Harbor Bankshares	171	6,513
NewStar Financial, Inc.*	414	6,512
Independent Bank Corp.	180	6,509
Fortegra Financial Corp.*	883	6,508
RAIT Financial Trust	771	6,507
Consolidated-Tomoka Land Co.	185	6,503
S&T Bancorp, Inc.	278	6,502
Fox Chase Bancorp, Inc.	380	6,502
First Busey Corp.	1,182	6,501
Prospect Capital Corp.	598	6,500
Banc of California, Inc.	511	6,490
First Financial Bankshares, Inc.	106	6,484
Arrow Financial Corp.	260	6,482
Hampton Roads Bankshares, Inc.*	4,154	6,480
Altisource Residential Corp.	216	6,480
Portfolio Recovery Associates, Inc.*	129	6,478
Northfield Bancorp, Inc.	521	6,476
NGP Capital Resources Co.	875	6,475
FNB Corp.	546	6,465
Silvercrest Asset Management Group, Inc. — Class A	409	6,462
BancorpSouth, Inc.	274	6,458
Northwest Bancshares, Inc.	459	6,454
Mercantile Bank Corp.	322	6,443
Enterprise Financial Services Corp.	346	6,443
Virginia Commerce Bancorp, Inc.*	396	6,439
Home Federal Bancorp, Inc.	444	6,438
Saul Centers, Inc.	138	6,431
National Bank Holdings Corp. — Class A	330	6,428
Imperial Holdings, Inc.*	1,040	6,427
United Bankshares, Inc.	215	6,426
Evercore Partners, Inc. — Class A	115	6,422
Park National Corp.	82	6,421
German American Bancorp, Inc.	238	6,416
First of Long Island Corp.	162	6,410
Armada Hoffler Properties, Inc.	704	6,406
Franklin Financial Corp.*	337	6,406
Capitol Federal Financial, Inc.	535	6,404
PennyMac Financial Services, Inc. — Class A*	377	6,401
First Financial Holdings, Inc.	104	6,401
Seacoast Banking Corporation of Florida*	574	6,400
Ames National Corp.	301	6,399
Donegal Group, Inc. — Class A	438	6,399
Wintrust Financial Corp.	146	6,399
Green Dot Corp. — Class A*	284	6,396
NBT Bancorp, Inc.	266	6,395
KCAP Financial, Inc.	802	6,392
WSFS Financial Corp.	89	6,390
Triangle Capital Corp.	237	6,390
First Interstate Bancsystem, Inc. — Class A	249	6,389
NewBridge Bancorp*	914	6,389
Third Point Reinsurance Ltd.*	400	6,388
PennantPark Investment Corp.	564	6,384
BlackRock Kelso Capital Corp.	687	6,382
NASB Financial, Inc.	239	6,381
Tompkins Financial Corp.	136	6,378
United Community Banks, Inc.*	382	6,372
Platinum Underwriters Holdings Ltd.	112	6,366
United Financial Bancorp, Inc.	359	6,365
Sterling Financial Corp.	202	6,363
KCG Holdings, Inc. — Class A*	575	6,360
First American Financial Corp.	245	6,350
Cohen & Steers, Inc.	176	6,348
Manning & Napier, Inc. — Class A	379	6,348
Hercules Technology Growth Capital, Inc.	400	6,344
Northrim BanCorp, Inc.	264	6,341
PacWest Bancorp	158	6,337
CoBiz Financial, Inc.	600	6,336
Great Southern Bancorp, Inc.	229	6,332
Bryn Mawr Bank Corp.	227	6,326
Wilshire Bancorp, Inc.	635	6,325
Lakeland Bancorp, Inc.	561	6,322
Umpqua Holdings Corp.	360	6,322
First Marblehead Corp.*	1,060	6,318
Merchants Bancshares, Inc.	212	6,318
First Federal Bancshares of Arkansas, Inc.*	762	6,317
National Penn Bancshares, Inc.	608	6,311
Rockville Financial, Inc.	475	6,308
BBX Capital Corp. — Class A*	430	6,304
Center Bancorp, Inc.	355	6,301
Chemical Financial Corp.	218	6,296
Univest Corporation of Pennsylvania	335	6,291
FirstMerit Corp.	309	6,288
UMB Financial Corp.	106	6,285
ViewPoint Financial Group, Inc.	255	6,278
Universal Insurance Holdings, Inc.	562	6,266
First Commonwealth Financial Corp.	763	6,264
Pacific Continental Corp.	444	6,260
Washington Trust Bancorp, Inc.	190	6,259
Horizon Bancorp	281	6,255
WesBanco, Inc.	219	6,255
American National Bankshares, Inc.	269	6,254
Provident Financial Services, Inc.	361	6,253

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Financials - 10.5% (continued)
Federal Agricultural Mortgage Corp. — Class C	204	$6,251
Glimcher Realty Trust	730	6,249
Cascade Bancorp*	1,296	6,247
Community Trust Bancorp, Inc.	154	6,240
Central Pacific Financial Corp.	340	6,239
Berkshire Hills Bancorp, Inc.	255	6,237
ESB Financial Corp.	485	6,237
Community Bank System, Inc.	175	6,230
TrustCo Bank Corp. NY	954	6,230
International. FCStone, Inc.*	353	6,227
Horace Mann Educators Corp.	223	6,222
Hudson Valley Holding Corp.	346	6,221
BBCN Bancorp, Inc.	413	6,216
1st United Bancorp, Inc.	856	6,215
Blue Capital Reinsurance Holdings Ltd.*	366	6,204
Old National Bancorp	443	6,202
OneBeacon Insurance Group Ltd. — Class A	441	6,200
Banco Latinoamericano de Comercio Exterior S.A. — Class E	244	6,198
Nelnet, Inc. — Class A	166	6,184
Financial Institutions, Inc.	295	6,160
1st Source Corp.	209	6,159
SY Bancorp, Inc.	208	6,155
MB Financial, Inc.	219	6,154
Financial Engines, Inc.	101	6,153
United Fire Group, Inc.	245	6,150
First Midwest Bancorp, Inc.	385	6,148
Cathay General Bancorp	261	6,134
International Bancshares Corp.	261	6,110
Glacier Bancorp, Inc.	231	6,105
Guaranty Bancorp	471	6,104
Penns Woods Bancorp, Inc.	135	6,102
EMC Insurance Group, Inc.	222	6,101
MidSouth Bancorp, Inc.	393	6,095
Trico Bancshares	246	6,091
Greenhill & Company, Inc.	117	6,078
Enstar Group Ltd.*	49	6,074
Westamerica Bancorporation	123	6,071
National Interstate Corp.	268	6,049
Sandy Spring Bancorp, Inc.	241	6,018
First Financial Corp.	187	6,016
Virtus Investment Partners, Inc.*	33	6,015
RLI Corp.	144	5,999
MidWestOne Financial Group, Inc.	244	5,998
American Equity Investment Life Holding Co.	273	5,992
CVB Financial Corp.	401	5,983
Selective Insurance Group, Inc.	254	5,974
OFG Bancorp	409	5,963
Stonegate Mortgage Corp.*	393	5,954
FBL Financial Group, Inc. — Class A	154	5,949
First BanCorp*	1,216	5,946
Trustmark Corp.	249	5,916
HCI Group, Inc.	139	5,912
Walker & Dunlop, Inc.*	421	5,911
First Security Group, Inc.*	2,858	5,887
WisdomTree Investments, Inc.*	415	5,860
Medallion Financial Corp.	439	5,852
Home Loan Servicing Solutions Ltd.	285	5,848
HomeStreet, Inc.	325	5,831
Heartland Financial USA, Inc.	231	5,819
Taylor Capital Group, Inc.*	260	5,806
Susquehanna Bancshares, Inc.	536	5,805
Sun Bancorp, Inc.*	1,827	5,792
Crawford & Co. — Class B	713	5,768
Camden National Corp.	163	5,762
Meadowbrook Insurance Group, Inc.	950	5,757
Fidelity Southern Corp.	409	5,753
Phoenix Companies, Inc.*	121	5,699
CNB Financial Corp.	352	5,653
Banner Corp.	153	5,635
FBR & Co.*	232	5,628
Ashford Hospitality Prime, Inc.	341	5,627
Investment Technology Group, Inc.*	340	5,610
Home BancShares, Inc.	180	5,551
Rouse Properties, Inc.	318	5,546
Walter Investment Management Corp.*	176	5,428
Citizens, Inc.*	779	5,414
Employers Holdings, Inc.	219	5,381
First Cash Financial Services, Inc.*	109	5,356
C&F Financial Corp.	149	5,258
Doral Financial Corp.*	413	5,158
Ladenburg Thalmann Financial Services, Inc.*	2,144	5,146
DFC Global Corp.*	683	5,136
Tower Group International Ltd.	1,702	4,255
Total Financials		3,255,111
Consumer Discretionary - 10.4%
Core-Mark Holding Company, Inc.	805	60,897
PetMed Express, Inc.	3,702	48,977
Culp, Inc.	1,357	27,425
Unifi, Inc.*	1,018	23,607
Shiloh Industries, Inc.*	1,255	18,925
Rentrak Corp.*	331	18,893
World Wrestling Entertainment, Inc. — Class A	780	18,868
McClatchy Co. — Class A*	3,896	17,766
LifeLock, Inc.*	772	15,757
RetailMeNot, Inc.*	428	15,155
William Lyon Homes — Class A*	617	14,851
Skullcandy, Inc.*	2,032	14,834
Cavco Industries, Inc.*	187	14,608
Carriage Services, Inc. — Class A	671	14,359
CEC Entertainment, Inc.	266	14,353
Isle of Capri Casinos, Inc.*	1,498	14,321
Modine Manufacturing Co.*	1,078	14,122
Valassis Communications, Inc.	413	14,042
Crocs, Inc.*	901	13,830
Scholastic Corp.	416	13,724
Digital Generation, Inc.*	1,004	13,554
Helen of Troy Ltd.*	244	13,430

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer Discretionary - 10.4% (continued)
Ryland Group, Inc.	300	$13,392
Meritage Homes Corp.*	275	13,357
KB Home	687	13,287
Live Nation Entertainment, Inc.*	624	13,272
Caesars Entertainment Corp.*	595	13,096
Dex Media, Inc.*,1	2,156	13,065
Papa John's International, Inc.	270	12,995
NACCO Industries, Inc. — Class A	220	12,989
Flexsteel Industries, Inc.	421	12,979
New York & Company, Inc.*	2,857	12,942
Houghton Mifflin Harcourt Co.*	672	12,929
M/I Homes, Inc.*	523	12,861
Hovnanian Enterprises, Inc. — Class A*	2,129	12,838
Jamba, Inc.*	1,003	12,808
Standard Pacific Corp.*	1,455	12,804
Nautilus, Inc.*	1,498	12,763
JTH Holding, Inc. — Class A*	487	12,750
Carmike Cinemas, Inc.*	470	12,742
ClubCorp Holdings, Inc.	702	12,713
Del Frisco's Restaurant Group, Inc.*	552	12,696
Daily Journal Corp.*	79	12,648
Zagg, Inc.*	2,997	12,647
Chuy's Holdings, Inc.*	350	12,642
Multimedia Games Holding Company, Inc.*	397	12,609
ReachLocal, Inc.*	970	12,591
MDC Holdings, Inc.	405	12,510
Monro Muffler Brake, Inc.	225	12,490
Francesca's Holdings Corp.*	657	12,483
G-III Apparel Group Ltd.*	178	12,455
AH Belo Corp. — Class A	1,554	12,416
Cooper Tire & Rubber Co.	530	12,402
Bright Horizons Family Solutions, Inc.*	336	12,348
Vera Bradley, Inc.*	514	12,346
Entravision Communications Corp. — Class A	2,047	12,343
Tower International, Inc.*	554	12,315
Diamond Resorts International, Inc.*	703	12,303
Tilly's, Inc. — Class A*	1,058	12,283
Sturm Ruger & Company, Inc.	161	12,263
Career Education Corp.*	2,252	12,251
Jack in the Box, Inc.*	242	12,238
EveryWare Global, Inc.*	1,472	12,232
Spartan Motors, Inc.	2,127	12,230
Global Sources Ltd.*	1,853	12,230
Monarch Casino & Resort, Inc.*	632	12,179
Popeyes Louisiana Kitchen, Inc.*	302	12,156
K12, Inc.*	553	12,138
Shutterfly, Inc.*	256	12,124
Columbia Sportswear Co.	163	12,119
Beazer Homes USA, Inc.*	537	12,088
Callaway Golf Co.	1,477	12,067
Carrols Restaurant Group, Inc.*	1,981	12,064
Gordmans Stores, Inc.	1,670	12,057
Fred's, Inc. — Class A	689	12,044
Perry Ellis International, Inc.*	766	12,003
Smith & Wesson Holding Corp.*	916	11,990
Gentherm, Inc.*	470	11,976
Matthews International Corp. — Class A	281	11,948
Systemax, Inc.*	1,053	11,909
Strayer Education, Inc.*	340	11,886
Ascent Capital Group, Inc. — Class A*	166	11,877
Ignite Restaurant Group, Inc.*	975	11,856
LGI Homes, Inc.*	680	11,846
Reading International, Inc. — Class A*	1,590	11,830
Jones Group, Inc.	802	11,830
Zale Corp.*	782	11,824
Grand Canyon Education, Inc.*	269	11,788
Orbitz Worldwide, Inc.*	1,635	11,772
Bridgepoint Education, Inc.*	677	11,766
Einstein Noah Restaurant Group, Inc.	771	11,765
Churchill Downs, Inc.	132	11,763
Libbey, Inc.*	546	11,761
Tenneco, Inc.*	206	11,709
International Speedway Corp. — Class A	348	11,682
Bob Evans Farms, Inc.	232	11,658
Nathan's Famous, Inc.*	238	11,645
Lifetime Brands, Inc.	755	11,642
Jos. A. Bank Clothiers, Inc.*	207	11,638
Buffalo Wild Wings, Inc.*	82	11,633
Diversified Restaurant Holdings, Inc.*	2,287	11,618
Dana Holding Corp.	613	11,598
Saga Communications, Inc. — Class A	235	11,595
Genesco, Inc.*	165	11,586
Central European Media Enterprises Ltd. — Class A*	3,896	11,571
Finish Line, Inc. — Class A	451	11,568
National CineMedia, Inc.	619	11,563
West Marine, Inc.*	883	11,558
MDC Partners, Inc. — Class A	481	11,558
Martha Stewart Living Omnimedia, Inc. — Class A*	2,893	11,543
Noodles & Co.*	317	11,523
Mattress Firm Holding Corp.*	283	11,518
New York Times Co. — Class A	813	11,496
Fuel Systems Solutions, Inc.*	935	11,491
Oxford Industries, Inc.	152	11,471
1-800-Flowers.com, Inc. — Class A*	2,274	11,461
Children's Place Retail Stores, Inc.*	217	11,429
Denny's Corp.*	1,660	11,388
WCI Communities, Inc.*	608	11,382
Bloomin' Brands, Inc.*	494	11,347
FTD Companies, Inc.*	366	11,346

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer Discretionary - 10.4% (continued)
American Public Education, Inc.*	268	$11,344
CSS Industries, Inc.	423	11,336
Orient-Express Hotels Ltd. — Class A*	800	11,328
Winmark Corp.	140	11,291
Bravo Brio Restaurant Group, Inc.*	755	11,280
Hemisphere Media Group, Inc.*	980	11,270
Pool Corp.	208	11,269
Boyd Gaming Corp.*	1,067	11,268
Speedway Motorsports, Inc.	588	11,266
TRI Pointe Homes, Inc.*	638	11,254
MarineMax, Inc.*	763	11,254
Penske Automotive Group, Inc.	262	11,242
Capella Education Co.	180	11,230
Pep Boys-Manny Moe & Jack*	939	11,212
Lincoln Educational Services Corp.	2,563	11,200
Iconix Brand Group, Inc.*	301	11,197
Universal Electronics, Inc.*	313	11,187
Cumulus Media, Inc. — Class A*	1,672	11,186
Barnes & Noble, Inc.*	829	11,175
BJ's Restaurants, Inc.*	394	11,174
Office Depot, Inc.*	2,283	11,164
Marcus Corp.	853	11,140
Morgans Hotel Group Co.*	1,434	11,128
Lumber Liquidators Holdings, Inc.*	125	11,124
Dorman Products, Inc.*	213	11,110
bebe stores, Inc.	2,235	11,108
Hillenbrand, Inc.	410	11,099
iRobot Corp.*	314	11,097
Entercom Communications Corp. — Class A*	1,176	11,090
Loral Space & Communications, Inc.*	149	11,078
Sotheby's	231	11,070
Outerwall, Inc.*,1	172	11,061
Fox Factory Holding Corp.*	681	11,046
Christopher & Banks Corp.*	1,546	11,038
Express, Inc.*	637	11,033
Superior Industries International, Inc.	605	11,017
Ruth's Hospitality Group, Inc.	840	10,996
Haverty Furniture Companies, Inc.	395	10,989
Big 5 Sporting Goods Corp.	640	10,982
DineEquity, Inc.	141	10,971
Stein Mart, Inc.	886	10,969
Blue Nile, Inc.*	254	10,937
Sinclair Broadcast Group, Inc. — Class A	348	10,934
Sonic Automotive, Inc. — Class A	487	10,923
Hibbett Sports, Inc.*	182	10,922
Cheesecake Factory, Inc.	245	10,912
Meredith Corp.	238	10,896
Trans World Entertainment Corp.*	2,750	10,890
Life Time Fitness, Inc.*	264	10,866
Nexstar Broadcasting Group, Inc. — Class A	226	10,859
Stage Stores, Inc.	554	10,858
Men's Wearhouse, Inc.	226	10,857
American Axle & Manufacturing Holdings, Inc.*	583	10,855
JAKKS Pacific, Inc.	1,879	10,823
Marriott Vacations Worldwide Corp.*	226	10,821
Citi Trends, Inc.*	676	10,816
Krispy Kreme Doughnuts, Inc.*	627	10,816
Standard Motor Products, Inc.	330	10,794
Cracker Barrel Old Country Store, Inc.	109	10,792
Wet Seal, Inc. — Class A*	4,512	10,784
Vail Resorts, Inc.	158	10,768
Pier 1 Imports, Inc.	563	10,759
America's Car-Mart, Inc.*	279	10,755
La-Z-Boy, Inc.	398	10,714
Crown Media Holdings, Inc. — Class A*	3,499	10,707
ValueVision Media, Inc. — Class A*	1,734	10,699
Salem Communications Corp. — Class A	1,243	10,690
HSN, Inc.	195	10,680
RG Barry Corp.	602	10,661
Steven Madden Ltd.*	327	10,657
Cato Corp. — Class A	381	10,653
Burlington Stores, Inc.*	416	10,641
Drew Industries, Inc.	221	10,628
RadioShack Corp.*,1	4,427	10,625
Weyco Group, Inc.	402	10,621
Harte-Hanks, Inc.	1,550	10,618
Bassett Furniture Industries, Inc.	752	10,603
Brunswick Corp.	255	10,572
Red Robin Gourmet Burgers, Inc.*	164	10,567
EW Scripps Co. — Class A*	573	10,549
Remy International, Inc.	527	10,545
Tuesday Morning Corp.*	799	10,499
Biglari Holdings, Inc.*	24	10,487
Luby's, Inc.*	1,605	10,481
ANN, Inc.*	324	10,478
ITT Educational Services, Inc.*	356	10,466
Johnson Outdoors, Inc. — Class A	440	10,459
Interval Leisure Group, Inc.	396	10,454
Potbelly Corp.*	461	10,451
Brown Shoe Company, Inc.	441	10,443
Restoration Hardware Holdings, Inc.*	184	10,440
Hooker Furniture Corp.	688	10,423
Stoneridge, Inc.*	914	10,401
Fiesta Restaurant Group, Inc.*	242	10,399
Federal-Mogul Corp.*	581	10,388
Pacific Sunwear of California, Inc.*	3,607	10,388
LeapFrog Enterprises, Inc. — Class A*	1,459	10,388
American Apparel, Inc.*,1	10,529	10,384
Corinthian Colleges, Inc.*,1	7,040	10,349
Steiner Leisure Ltd.*	211	10,341
Group 1 Automotive, Inc.	169	10,331
Destination Maternity Corp.	385	10,330
Pinnacle Entertainment, Inc.*	472	10,313
Zumiez, Inc.*	479	10,308

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer Discretionary - 10.4% (continued)
Marine Products Corp.	1,284	$10,285
Buckle, Inc.	232	10,282
Ethan Allen Interiors, Inc.	407	10,273
Asbury Automotive Group, Inc.*	218	10,250
Tumi Holdings, Inc.*	511	10,235
Blyth, Inc.[1]	1,091	10,234
Skechers U.S.A., Inc. — Class A*	354	10,227
Sonic Corp.*	574	10,211
Texas Roadhouse, Inc. — Class A	420	10,185
Kate Spade & Co.*	354	10,160
Movado Group, Inc.	269	10,155
Container Store Group, Inc.*	276	10,143
Shoe Carnival, Inc.	410	10,127
Body Central Corp.*	2,959	10,120
Aeropostale, Inc.*	1,434	10,110
Vitamin Shoppe, Inc.*	225	10,085
Regis Corp.	817	10,074
Wolverine World Wide, Inc.	361	10,072
Journal Communications, Inc. — Class A*	1,258	10,026
SFX Entertainment, Inc.*	1,078	10,025
Scientific Games Corp. — Class A*	707	9,955
Quiksilver, Inc.*	1,410	9,941
Destination XL Group, Inc.*	1,832	9,856
Sears Hometown and Outlet Stores, Inc.*	468	9,823
Five Below, Inc.*	268	9,822
Black Diamond, Inc.*	918	9,777
Tile Shop Holdings, Inc.*	689	9,736
Gray Television, Inc.*	849	9,662
NutriSystem, Inc.	677	9,627
Lithia Motors, Inc. — Class A	171	9,626
Town Sports International Holdings, Inc.	881	9,612
Universal Technical Institute, Inc.	816	9,604
Ruby Tuesday, Inc.*	1,696	9,498
VOXX International Corp. — Class A*	708	9,438
Select Comfort Corp.*	569	9,315
Arctic Cat, Inc.	219	9,272
Conn's, Inc.*	152	9,228
Kirkland's, Inc.*	486	9,151
Media General, Inc. — Class A*	511	9,111
Overstock.com, Inc.*	431	9,077
Vince Holding Corp.*	379	8,853
Winnebago Industries, Inc.*	369	8,841
Rent-A-Center, Inc. — Class A	351	8,754
Education Management Corp.*	1,097	7,602
Bon-Ton Stores, Inc.	644	6,923
hhgregg, Inc.*	831	6,864
UCP, Inc. — Class A*	457	6,658
Total Consumer Discretionary		3,214,140
Consumer Staples - 10.0%
Post Holdings, Inc.*	1,213	64,931
Spectrum Brands Holdings, Inc.	860	64,714
Hain Celestial Group, Inc.*	697	64,046
Sanderson Farms, Inc.	851	63,271
Vector Group Ltd.	3,540	63,223
Ingles Markets, Inc. — Class A	2,268	61,643
Pilgrim's Pride Corp.*	3,624	60,629
Medifast, Inc.*	2,276	60,381
National Beverage Corp.*	2,874	59,577
Inventure Foods, Inc.*	4,746	59,466
Diamond Foods, Inc.*	2,247	59,230
Calavo Growers, Inc.	1,938	58,875
J&J Snack Foods Corp.	665	58,586
Lancaster Colony Corp.	673	58,496
Orchids Paper Products Co.	1,870	58,250
Nutraceutical International Corp.*	2,316	57,993
Universal Corp.	1,121	57,530
Coca-Cola Bottling Company Consolidated	839	57,287
Rite Aid Corp.*	10,252	56,899
Casey's General Stores, Inc.	826	56,721
Susser Holdings Corp.*	926	56,467
Weis Markets, Inc.	1,146	56,406
Snyder's-Lance, Inc.	2,108	56,305
Seneca Foods Corp. — Class A*	1,930	56,105
TreeHouse Foods, Inc.*	851	56,030
Natural Grocers by Vitamin Cottage, Inc.*	1,475	56,006
B&G Foods, Inc. — Class A	1,709	56,004
John B Sanfilippo & Son, Inc.	2,414	55,884
Spartan Stores, Inc.	2,472	55,842
Female Health Co.	7,399	55,788
Fresh Del Monte Produce, Inc.	2,098	55,513
Andersons, Inc.	670	55,436
Nature's Sunshine Products, Inc.	3,370	54,830
Tootsie Roll Industries, Inc.	1,807	54,824
Boulder Brands, Inc.*	3,819	54,764
Chiquita Brands International, Inc.*	5,176	54,762
United Natural Foods, Inc.*	809	54,664
WD-40 Co.	790	54,297
Cal-Maine Foods, Inc.	1,075	54,159
Village Super Market, Inc. — Class A	1,845	53,579
Seaboard Corp.	21	53,550
Annie's, Inc.*	1,321	52,999
Pantry, Inc.*	3,624	52,947
Boston Beer Company, Inc. — Class A*	254	52,911
Chefs' Warehouse, Inc.*	2,241	52,910
Roundy's, Inc.	6,202	52,593
Limoneira Co.	2,479	51,489
Alliance One International, Inc.*	19,740	50,732
SUPERVALU, Inc.*	8,704	50,309
Lifevantage Corp.*	37,813	46,510
USANA Health Sciences, Inc.*	773	46,280
Omega Protein Corp.*	4,459	45,170
Fairway Group Holdings Corp.*,1	3,595	42,241
Star Scientific, Inc.*	48,527	33,260
Oil-Dri Corporation of America	777	26,690
Darling International, Inc.*	699	13,672
Central Garden and Pet Co. — Class A*	1,864	11,631

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Consumer Staples - 10.0% (continued)
Revlon, Inc. — Class A*	477	$11,200
Inter Parfums, Inc.	339	11,031
PriceSmart, Inc.	101	9,181
Elizabeth Arden, Inc.*	331	8,977
Harbinger Group, Inc.*	603	7,164
Griffin Land & Nurseries, Inc.	206	6,304
Total Consumer Staples		3,099,164
Materials - 7.5%
Allied Nevada Gold Corp.*,1	8,389	41,190
Resolute Forest Products, Inc.*	1,863	35,956
Midway Gold Corp.*	34,390	35,766
Century Aluminum Co.*	3,012	35,150
Flotek Industries, Inc.*	1,618	34,803
Paramount Gold and Silver Corp.*,1	29,135	34,671
Texas Industries, Inc.*	429	32,269
Headwaters, Inc.*	2,896	32,204
Arabian American Development Co.*	2,797	31,886
AK Steel Holding Corp.*	4,487	31,723
American Pacific Corp.*	683	31,712
SunCoke Energy, Inc.*	1,428	31,673
PH Glatfelter Co.	1,014	31,424
Boise Cascade Co.*	1,020	31,100
Clearwater Paper Corp.*	544	30,981
Hecla Mining Co.	10,104	30,615
Kraton Performance Polymers, Inc.*	1,219	30,487
Wausau Paper Corp.	2,231	30,475
Stillwater Mining Co.*	2,378	29,820
AMCOL International Corp.	875	29,811
FutureFuel Corp.	1,808	29,579
Horsehead Holding Corp.*	1,928	29,537
OMNOVA Solutions, Inc.*	3,261	29,479
UFP Technologies, Inc.*	1,130	28,951
PolyOne Corp.	811	28,839
Berry Plastics Group, Inc.*	1,290	28,767
Graphic Packaging Holding Co.*	3,012	28,614
Calgon Carbon Corp.*	1,407	28,576
Tredegar Corp.	1,148	28,459
Taminco Corp.*	1,411	28,375
Kaiser Aluminum Corp.	406	28,343
Neenah Paper, Inc.	651	28,279
Penford Corp.*	2,284	28,276
Sensient Technologies Corp.	577	28,227
Olympic Steel, Inc.	1,019	28,216
Molycorp, Inc.*,1	5,804	28,149
Deltic Timber Corp.	436	28,039
Louisiana-Pacific Corp.*	1,599	28,030
KapStone Paper and Packaging Corp.*	1,002	28,026
Chase Corp.	884	27,952
Globe Specialty Metals, Inc.	1,594	27,863
A. Schulman, Inc.	817	27,753
Zoltek Companies, Inc.*	1,654	27,622
Innophos Holdings, Inc.	590	27,535
Ferro Corp.*	2,188	27,525
US Concrete, Inc.*	1,213	27,487
Intrepid Potash, Inc.*	1,864	27,401
Stepan Co.	431	27,321
Materion Corp.	1,028	27,314
Haynes International, Inc.	532	27,206
Marrone Bio Innovations, Inc.*	1,711	27,188
Coeur Mining, Inc.*	2,670	27,101
Myers Industries, Inc.	1,415	27,097
Commercial Metals Co.	1,400	26,684
Worthington Industries, Inc.	658	26,675
Hawkins, Inc.	757	26,654
OM Group, Inc.*	824	26,648
Balchem Corp.	488	26,606
Innospec, Inc.	619	26,518
Gold Resource Corp.	5,696	26,259
KMG Chemicals, Inc.	1,670	26,152
LSB Industries, Inc.*	789	26,124
United States Lime & Minerals, Inc.*	478	26,075
Chemtura Corp.*	1,039	26,058
Schweitzer-Mauduit International, Inc.	561	25,879
HB Fuller Co.	555	25,852
US Silica Holdings, Inc.	868	25,710
Universal Stainless & Alloy Products, Inc.*	806	25,582
Quaker Chemical Corp.	367	25,363
AEP Industries, Inc.*	570	25,103
RTI International Metals, Inc.*	806	25,083
Schnitzer Steel Industries, Inc. — Class A	944	24,940
Walter Energy, Inc.[1]	2,188	24,856
Olin Corp.	966	24,836
Zep, Inc.	1,545	24,782
American Vanguard Corp.	1,051	24,425
Minerals Technologies, Inc.	472	24,393
Koppers Holdings, Inc.	609	24,056
Landec Corp.*	2,233	24,005
Axiall Corp.	600	23,940
Handy & Harman Ltd.*	1,149	22,428
AM Castle & Co.*	1,025	14,063
Advanced Emissions Solutions, Inc.*	253	12,632
Total Materials		2,319,223
Utilities - 6.0%
Black Hills Corp.	1,002	54,940
Cleco Corp.	1,105	53,990
California Water Service Group	2,310	53,800
El Paso Electric Co.	1,476	53,771
NorthWestern Corp.	1,187	53,664
PNM Resources, Inc.	2,171	53,515
UIL Holdings Corp.	1,383	53,481
Avista Corp.	1,851	53,364
New Jersey Resources Corp.	1,162	52,987
Laclede Group, Inc.	1,137	52,177
Southwest Gas Corp.	969	52,064
MGE Energy, Inc.	914	52,043
UNS Energy Corp.	869	52,036
ALLETE, Inc.	1,038	51,879
SJW Corp.	1,812	51,841

Guggenheim Russell 2000® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.3% (continued)
Utilities - 6.0% (continued)
Piedmont Natural Gas Company, Inc.	1,569	$51,808
Unitil Corp.	1,701	51,778
Empire District Electric Co.	2,250	51,638
Chesapeake Utilities Corp.	877	51,611
American States Water Co.	1,813	51,489
Portland General Electric Co.	1,700	51,306
Artesian Resources Corp. — Class A	2,278	51,278
Pattern Energy Group, Inc.	1,837	51,234
York Water Co.	2,502	50,966
IDACORP, Inc.	963	50,779
NRG Yield, Inc. — Class A	1,302	50,700
Connecticut Water Service, Inc.	1,503	50,651
Northwest Natural Gas Co.	1,205	50,080
Middlesex Water Co.	2,510	49,949
WGL Holdings, Inc.	1,321	49,907
South Jersey Industries, Inc.	935	49,873
Otter Tail Corp.	1,786	49,722
Dynegy, Inc.*	2,421	49,292
Ormat Technologies, Inc.	1,909	47,057
Consolidated Water Company Ltd.	3,617	46,515
Atlantic Power Corp.[1]	15,460	40,969
Total Utilities		1,844,154
Telecommunication Services - 4.5%
NII Holdings, Inc.*,1	25,334	76,254
Vonage Holdings Corp.*	16,455	75,857
FairPoint Communications, Inc.*	5,342	68,430
magicJack VocalTec Ltd.*1	4,154	60,315
inContact, Inc.*	6,663	58,500
ORBCOMM, Inc.*	8,307	57,318
Iridium Communications, Inc.*	8,962	56,819
HickoryTech Corp.	3,958	56,639
8x8, Inc.*	5,473	55,496
Shenandoah Telecommunications Co.	2,179	54,693
Cogent Communications Group, Inc.	1,322	54,691
Towerstream Corp.*,1	19,166	54,431
Atlantic Tele-Network, Inc.	930	54,173
USA Mobility, Inc.	3,779	53,889
Consolidated Communications Holdings, Inc.	2,718	53,218
Cbeyond, Inc.*	7,311	53,078
Leap Wireless International, Inc.*	2,972	52,159
Premiere Global Services, Inc.*	4,730	51,557
Cincinnati Bell, Inc.*	14,747	51,025
Inteliquent, Inc.	4,393	50,959
Hawaiian Telcom Holdco, Inc.*	1,852	50,263
General Communication, Inc. — Class A*	5,143	50,041
IDT Corp. — Class B	2,914	49,538
Lumos Networks Corp.	2,392	45,472
NTELOS Holdings Corp.	2,619	42,978
RingCentral, Inc. — Class A*	667	12,173
Total Telecommunication Services		1,399,966
Total Common Stocks
(Cost $26,182,400)		30,762,547
RIGHTS†† - 0.0%
Cubist Pharmaceuticals, Inc.
Expires 10/15/15*†	782	682
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*	449	269
Total Health Care
(Cost $1,515)		951
EXCHANGE TRADED FUNDS† - 0.6%
iShares Russell 2000 ETF	1,800	201,887
Total Exchange Traded Funds
(Cost $203,930)		201,887
SHORT TERM INVESTMENTS† - 0.7%
Federated U.S. Treasury Cash Reserve Fund	206,847	206,847
Total Short Term Investments
(Cost $206,847)		206,847
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.3%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$507,649	507,649
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	349,820	349,820
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	156,199	156,199
Total Securities Lending Collateral
(Cost $1,013,668)		1,013,668
Total Investments - 103.9%
(Cost $27,608,360)		$32,185,900
Other Assets & Liabilities, net - (3.9)%		(1,201,474)
Total Net Assets - 100.0%		$30,984,426

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4%
Information Technology - 13.0%
FireEye, Inc.	2,595	$189,409
First Solar, Inc.*	3,332	168,533
Concur Technologies, Inc.*	1,076	130,562
F5 Networks, Inc.*	1,197	128,079
Juniper Networks, Inc.*	4,813	128,074
Tableau Software, Inc. — Class A	1,540	124,463
ServiceNow, Inc.*	1,961	124,386
Freescale Semiconductor Ltd.*	6,811	123,483
IAC/InterActiveCorp	1,709	119,698
Fortinet, Inc.*	5,643	119,632
Rovi Corp.*	5,620	119,200
Red Hat, Inc.*	2,093	118,255
Electronic Arts, Inc.*	4,433	117,031
VeriFone Systems, Inc.*	4,034	117,026
Riverbed Technology, Inc.*	5,921	116,762
Science Applications International Corp.	3,142	116,285
Atmel Corp.*	13,762	115,050
Computer Sciences Corp.	1,903	114,960
NetSuite, Inc.*	1,088	114,436
Workday, Inc. — Class A*	1,263	113,089
Silicon Laboratories, Inc.*	2,393	113,045
Teradyne, Inc.*	6,005	112,954
SolarWinds, Inc.*	2,803	111,812
Splunk, Inc.*	1,451	111,771
Marvell Technology Group Ltd.	7,440	111,079
Equinix, Inc.*	597	110,564
Dolby Laboratories, Inc. — Class A*	2,696	110,509
Polycom, Inc.*	9,230	110,114
Brocade Communications Systems, Inc.*	11,785	110,072
ON Semiconductor Corp.*	13,152	109,951
Maxim Integrated Products, Inc.	3,609	109,208
Tech Data Corp.*	2,025	109,188
Ingram Micro, Inc. — Class A*	4,361	109,112
JDS Uniphase Corp.*	8,189	108,832
Autodesk, Inc.*	2,123	108,804
NCR Corp.*	3,080	108,385
Microchip Technology, Inc.	2,404	107,843
CDW Corp.	4,554	107,793
Amdocs Ltd.	2,484	107,458
Skyworks Solutions, Inc.*	3,550	107,388
Palo Alto Networks, Inc.*	1,806	107,367
Zynga, Inc. — Class A*	24,367	107,215
NetApp, Inc.	2,524	106,866
Altera Corp.	3,194	106,775
Vishay Intertechnology, Inc.*	7,833	106,372
Nuance Communications, Inc.*	6,919	106,068
Lexmark International, Inc. — Class A	2,701	105,852
Diebold, Inc.	3,149	105,775
Xilinx, Inc.	2,278	105,745
Cree, Inc.*	1,748	105,614
Akamai Technologies, Inc.*	2,214	105,564
Gartner, Inc.*	1,500	105,495
AOL, Inc.*	2,287	105,385
Harris Corp.	1,517	105,189
NVIDIA Corp.	6,677	104,829
Leidos Holdings, Inc.	2,311	104,781
Western Digital Corp.	1,209	104,180
Synopsys, Inc.*	2,599	103,596
Cadence Design Systems, Inc.*	7,304	103,132
MICROS Systems, Inc.*	1,857	103,119
SanDisk Corp.	1,480	102,934
Avago Technologies Ltd.	1,883	102,887
Stratasys Ltd.*	851	102,597
VeriSign, Inc.*	1,746	102,578
Informatica Corp.*	2,539	102,474
CommScope Holding Company, Inc.	5,705	102,291
DST Systems, Inc.	1,124	102,284
LSI Corp.	9,238	101,895
Amphenol Corp. — Class A	1,168	101,476
Micron Technology, Inc.*	4,401	101,399
Activision Blizzard, Inc.	5,912	101,273
Applied Materials, Inc.	6,005	101,004
EchoStar Corp. — Class A	2,147	100,973
Linear Technology Corp.	2,266	100,928
KLA-Tencor Corp.	1,629	100,135
CA, Inc.	3,106	99,640
Analog Devices, Inc.	2,062	99,533
Teradata Corp.*	2,418	99,428
FLIR Systems, Inc.	3,133	99,379
Intuit, Inc.	1,351	98,961
Arrow Electronics, Inc.*	1,925	98,907
Rackspace Hosting, Inc.*	2,715	98,853
Fairchild Semiconductor International, Inc. — Class A*	7,741	98,775
Motorola Solutions, Inc.	1,540	98,252
Avnet, Inc.	2,392	98,239
Solera Holdings, Inc.	1,468	98,106
Lam Research Corp.*	1,934	97,880
LinkedIn Corp. — Class A*	451	97,060
Zebra Technologies Corp. — Class A*	1,764	96,949
3D Systems Corp.*	1,239	96,307
AVX Corp.	7,358	95,065
Advanced Micro Devices, Inc.*,1	27,637	94,795
Citrix Systems, Inc.*	1,742	94,190
Symantec Corp.	4,386	93,904
Booz Allen Hamilton Holding Corp.	5,124	93,667
ANSYS, Inc.*	1,192	93,608
Jabil Circuit, Inc.	5,115	91,917
Compuware Corp.	8,991	91,169
Pandora Media, Inc.*	2,508	90,464
TIBCO Software, Inc.*	4,211	89,652
IPG Photonics Corp.[1]	1,331	89,004
Genpact Ltd.	5,230	88,753
Trimble Navigation Ltd.*	2,716	87,808
Paychex, Inc.	2,098	87,738
National Instruments Corp.	2,974	86,246
Xerox Corp.	7,831	84,966
NeuStar, Inc. — Class A*	2,075	70,322
Global Payments, Inc.	822	54,326
Vantiv, Inc. — Class A*	1,764	53,520

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Information Technology - 13.0% (continued)
Fidelity National Information Services, Inc.	1,020	$51,714
Fiserv, Inc.*	919	51,510
FactSet Research Systems, Inc.	475	50,241
Alliance Data Systems Corp.*	209	50,089
Jack Henry & Associates, Inc.	885	49,365
Total System Services, Inc.	1,648	49,242
Broadridge Financial Solutions, Inc.	1,347	48,883
Western Union Co.	3,158	48,633
CoreLogic, Inc.*	1,510	48,094
FleetCor Technologies, Inc.*	440	46,781
Total Information Technology		11,952,277
Industrials - 12.2%
SolarCity Corp.	3,529	261,464
Timken Co.	3,189	179,636
Lennox International, Inc.	2,046	177,102
Armstrong World Industries, Inc.*	3,092	172,163
Valmont Industries, Inc.	1,167	170,825
Ingersoll-Rand plc	2,898	170,373
Masco Corp.	7,861	166,339
Owens Corning*	4,303	164,159
Hexcel Corp.*	3,936	164,052
Fastenal Co.	3,534	155,249
MRC Global, Inc.*	5,177	144,542
Manitowoc Company, Inc.	4,151	118,096
American Airlines Group, Inc.*	3,448	115,680
United Continental Holdings, Inc.*	2,412	110,566
Alliant Techsystems, Inc.	743	106,769
GATX Corp.	1,816	105,146
Southwest Airlines Co.	4,910	102,865
Pitney Bowes, Inc.	4,078	102,684
Delta Air Lines, Inc.	3,340	102,237
Allegion plc*	2,057	101,513
Huntington Ingalls Industries, Inc.	1,067	101,386
Alaska Air Group, Inc.	1,273	100,656
Hubbell, Inc. — Class B	858	100,154
Textron, Inc.	2,802	99,471
Oshkosh Corp.	1,826	98,860
United Rentals, Inc.*	1,214	98,261
Trinity Industries, Inc.	1,683	98,001
L-3 Communications Holdings, Inc.	879	97,631
TransDigm Group, Inc.	582	97,211
Quanta Services, Inc.*	3,083	96,097
Rockwell Collins, Inc.	1,267	95,735
Spirit Aerosystems Holdings, Inc. — Class A*	2,815	95,457
SPX Corp.	957	95,288
Kirby Corp.*	954	95,200
MSC Industrial Direct Company, Inc. — Class A	1,133	95,195
Exelis, Inc.	4,856	95,129
KBR, Inc.	3,023	94,620
Regal-Beloit Corp.	1,277	94,613
Toro Co.	1,490	94,406
Jacobs Engineering Group, Inc.*	1,546	93,858
Roper Industries, Inc.	683	93,735
Covanta Holding Corp.	5,207	93,726
Old Dominion Freight Line, Inc.*	1,724	93,510
CH Robinson Worldwide, Inc.	1,596	93,430
Landstar System, Inc.	1,626	93,397
Rockwell Automation, Inc.	813	93,365
Terex Corp.	2,276	93,316
Wabtec Corp.	1,257	92,779
Robert Half International, Inc.	2,220	92,752
AECOM Technology Corp.*	3,231	92,633
Cintas Corp.	1,620	92,453
Babcock & Wilcox Co.	2,694	92,350
Stericycle, Inc.*	786	92,009
Pentair Ltd.	1,235	91,798
Air Lease Corp. — Class A	2,913	91,701
Ryder System, Inc.	1,288	91,693
IDEX Corp.	1,270	91,453
RR Donnelley & Sons Co.	4,925	90,965
Fluor Corp.	1,187	90,165
Clean Harbors, Inc.*	1,601	89,784
J.B. Hunt Transport Services, Inc.	1,195	89,685
URS Corp.	1,774	89,055
Flowserve Corp.	1,230	88,966
Joy Global, Inc.	1,681	88,740
AMETEK, Inc.	1,795	88,709
IHS, Inc. — Class A*	780	88,460
Carlisle Companies, Inc.	1,185	88,318
Rollins, Inc.	3,064	88,304
Colfax Corp.*	1,464	88,206
Con-way, Inc.	2,291	88,135
Verisk Analytics, Inc. — Class A*	1,380	88,127
Xylem, Inc.	2,638	88,004
Donaldson Company, Inc.	2,126	87,719
Lincoln Electric Holdings, Inc.	1,262	87,330
Stanley Black & Decker, Inc.	1,127	87,230
PACCAR, Inc.	1,555	87,080
ITT Corp.	2,125	87,019
Copart, Inc.*	2,534	86,866
Pall Corp.	1,083	86,748
Genesee & Wyoming, Inc. — Class A*	960	86,726
Republic Services, Inc. — Class A	2,704	86,609
Chicago Bridge & Iron Company N.V.	1,150	86,239
Nordson Corp.	1,244	86,234
Crane Co.	1,364	86,150
WESCO International, Inc.*	1,038	86,112
Expeditors International of Washington, Inc.	2,107	86,092
Snap-on, Inc.	858	85,929
Towers Watson & Co. — Class A	733	85,702
Harsco Corp.	3,374	85,666
Waste Connections, Inc.	2,093	85,562
Dover Corp.	987	85,435
Parker Hannifin Corp.	751	85,141
WW Grainger, Inc.	360	84,413
B/E Aerospace, Inc.*	1,059	84,159
HD Supply Holdings, Inc.	3,894	83,604
Manpowergroup, Inc.	1,072	83,509
AGCO Corp.	1,562	83,301
Graco, Inc.	1,189	82,624

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Industrials - 12.2% (continued)
Triumph Group, Inc.	1,207	$82,583
Iron Mountain, Inc.	3,116	82,294
Kansas City Southern	765	80,776
AO Smith Corp.	1,694	79,991
Kennametal, Inc.	1,819	78,835
Copa Holdings S.A. — Class A	574	75,022
Fortune Brands Home & Security, Inc.	1,592	71,736
Hertz Global Holdings, Inc.*	2,665	69,343
Navistar International Corp.*	2,246	69,222
Avis Budget Group, Inc.*	1,827	68,896
ADT Corp.	2,277	68,401
AMERCO*	301	67,042
KAR Auction Services, Inc.	2,331	64,848
WABCO Holdings, Inc.*	730	62,941
Nielsen Holdings N.V.	1,484	62,758
Equifax, Inc.	774	54,226
Dun & Bradstreet Corp.	451	49,610
Total Industrials		11,156,135
Health Care - 12.0%
ARIAD Pharmaceuticals, Inc.*,1	32,441	239,739
Illumina, Inc.*	1,323	201,096
Incyte Corporation Ltd.*	2,838	185,946
Jazz Pharmaceuticals plc*	1,203	182,447
Pharmacyclics, Inc.*	1,354	180,177
Community Health Systems, Inc.*	4,282	177,318
Alexion Pharmaceuticals, Inc.*	1,098	174,286
Medivation, Inc.*	2,183	173,767
Alkermes plc*	3,478	169,309
Vertex Pharmaceuticals, Inc.*	2,059	162,743
United Therapeutics Corp.*	1,570	161,113
Forest Laboratories, Inc.*	2,426	160,844
Boston Scientific Corp.*	11,796	159,600
Actavis plc*	844	159,499
Health Net, Inc.*	4,833	158,957
Seattle Genetics, Inc.*	3,500	157,010
Tenet Healthcare Corp.*	3,386	155,790
Myriad Genetics, Inc.*,1	5,618	155,225
Salix Pharmaceuticals Ltd.*	1,593	155,063
Cubist Pharmaceuticals, Inc.*	2,072	151,442
Covance, Inc.*	1,600	151,296
PerkinElmer, Inc.	3,455	150,638
Allscripts Healthcare Solutions, Inc.*	9,021	149,388
HCA Holdings, Inc.*	2,963	148,950
Hospira, Inc.*	3,370	148,314
IDEXX Laboratories, Inc.*	1,292	147,624
Bruker Corp.*	7,241	147,354
Mylan, Inc.*	3,224	146,402
Charles River Laboratories International, Inc.*	2,587	146,243
DaVita HealthCare Partners, Inc.*	2,241	145,508
Alere, Inc.*	3,806	144,247
Varian Medical Systems, Inc.*	1,769	143,837
Catamaran Corp.*	2,950	143,429
CareFusion Corp.*	3,506	142,940
MEDNAX, Inc.*	2,562	142,550
VCA Antech, Inc.*	4,454	142,261
Quintiles Transnational Holdings, Inc.*	2,985	142,176
Omnicare, Inc.	2,276	142,159
Sirona Dental Systems, Inc.	1,959	140,930
LifePoint Hospitals, Inc.*	2,653	140,636
Cardinal Health, Inc.	2,065	140,461
Bio-Rad Laboratories, Inc. — Class A*	1,104	140,340
Edwards Lifesciences Corp.*	2,151	140,073
Zimmer Holdings, Inc.	1,488	139,827
Cerner Corp.*	2,457	139,779
Henry Schein, Inc.*	1,211	139,132
Cigna Corp.	1,610	138,959
Techne Corp.	1,520	138,122
St. Jude Medical, Inc.	2,271	137,918
Universal Health Services, Inc. — Class B	1,681	137,876
Theravance, Inc.*	3,743	137,817
Brookdale Senior Living, Inc. — Class A*	5,008	137,520
Envision Healthcare Holdings, Inc.	4,154	137,331
Cooper Companies, Inc.	1,105	137,329
Endo International plc*	2,084	137,294
Perrigo Company plc	880	136,981
BioMarin Pharmaceutical, Inc.*	1,982	136,520
Life Technologies Corp.*	1,784	135,709
Laboratory Corporation of America Holdings*	1,507	135,374
Teleflex, Inc.	1,438	134,654
Patterson Companies, Inc.	3,360	134,266
AmerisourceBergen Corp. — Class A	1,975	132,760
QIAGEN N.V.*	5,999	132,698
Humana, Inc.	1,362	132,523
CR Bard, Inc.	1,022	132,441
Quest Diagnostics, Inc.	2,520	132,300
DENTSPLY International, Inc.	2,843	131,176
Zoetis, Inc.	4,265	129,485
Hologic, Inc.*	6,047	129,164
ResMed, Inc.[1]	2,943	128,344
Premier, Inc. — Class A	3,642	126,341
Veeva Systems, Inc. — Class A1	3,962	125,952
Hill-Rom Holdings, Inc.	3,394	123,100
Waters Corp.*	937	101,449
Agilent Technologies, Inc.	1,596	92,807
Mettler-Toledo International, Inc.*	372	91,624
Total Health Care		11,063,699
Energy - 11.1%
ONEOK, Inc.	3,455	236,633
Ultra Petroleum Corp.*,1	9,169	219,598
Energen Corp.	3,073	217,323
Cabot Oil & Gas Corp.	5,164	206,457
SandRidge Energy, Inc.*,1	33,503	206,043
Helmerich & Payne, Inc.	2,287	201,347
Nabors Industries Ltd.	11,726	200,280
Equities Corp.	2,154	199,913
Range Resources Corp.	2,318	199,788
Newfield Exploration Co.*	7,990	197,912

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Energy - 11.1% (continued)
Gulfport Energy Corp.*	3,243	$197,661
Cobalt International Energy, Inc.*	12,064	197,488
Cheniere Energy, Inc.*	4,476	196,675
Patterson-UTI Energy, Inc.	7,639	196,246
Southwestern Energy Co.*	4,793	195,027
Golar LNG Ltd.[1]	5,443	193,281
Continental Resources, Inc.*	1,741	191,858
McDermott International, Inc.*	22,776	189,952
SM Energy Co.	2,285	189,107
Cameron International Corp.*	3,151	188,965
Chesapeake Energy Corp.	7,016	188,801
QEP Resources, Inc.	6,046	186,761
World Fuel Services Corp.	4,357	186,131
Denbury Resources, Inc.*	11,565	185,850
Antero Resources Corp.*	3,163	185,795
CONSOL Energy, Inc.	4,941	184,546
Unit Corp.*	3,670	183,390
Dresser-Rand Group, Inc.*	3,195	182,115
Cimarex Energy Co.	1,851	181,361
Laredo Petroleum, Inc.*	7,287	180,280
HollyFrontier Corp.	3,883	179,783
RPC, Inc.[1]	10,497	178,764
Whiting Petroleum Corp.*	3,061	178,701
Kosmos Energy Ltd.*	17,236	178,220
Concho Resources, Inc.*	1,819	177,880
WPX Energy, Inc.*	9,312	177,394
Superior Energy Services, Inc.*	7,371	174,250
CVR Energy, Inc.	4,685	173,767
FMC Technologies, Inc.*	3,478	171,952
Oil States International, Inc.*	1,828	171,741
Pioneer Natural Resources Co.	1,013	171,521
Peabody Energy Corp.	10,035	171,097
Rowan Companies plc — Class A*	5,440	170,653
Dril-Quip, Inc.*	1,696	170,550
Noble Energy, Inc.	2,736	170,535
Oasis Petroleum, Inc.*	4,069	170,125
Atwood Oceanics, Inc.*	3,587	170,024
Tesoro Corp.	3,246	167,234
Murphy Oil Corp.	2,931	165,924
Seadrill Ltd.	4,636	165,552
Frank's International N.V.	6,958	163,096
Oceaneering International, Inc.	2,356	160,561
Diamond Offshore Drilling, Inc.	3,298	160,085
PBF Energy, Inc. — Class A1	6,130	158,951
Teekay Corp.	2,056	111,374
Tidewater, Inc.	1,616	83,790
Total Energy		10,160,108
Consumer Staples - 10.7%
Beam, Inc.	4,437	369,601
Tyson Foods, Inc. — Class A	8,857	331,251
Hillshire Brands Co.	9,154	326,064
Constellation Brands, Inc. — Class A*	4,186	320,940
WhiteWave Foods Co. — Class A*	13,230	320,297
Green Mountain Coffee Roasters, Inc.*	3,932	318,491
Monster Beverage Corp.*	4,633	314,580
Hershey Co.	3,120	310,127
Brown-Forman Corp. — Class B	4,013	309,000
Coca-Cola Enterprises, Inc.	7,069	306,016
Hormel Foods Corp.	6,651	302,220
Dr Pepper Snapple Group, Inc.	6,204	297,047
ConAgra Foods, Inc.	9,330	296,600
Pinnacle Foods, Inc.	10,985	296,594
Lorillard, Inc.	5,935	292,120
Church & Dwight Company, Inc.	4,489	289,899
Molson Coors Brewing Co. — Class B	5,460	287,414
Sprouts Farmers Market, Inc.*	7,926	283,275
Campbell Soup Co.	6,873	283,236
Safeway, Inc.	9,046	282,597
Clorox Co.	3,184	281,052
Flowers Foods, Inc.	13,413	281,002
JM Smucker Co.	2,905	280,013
Ingredion, Inc.	4,489	279,665
McCormick & Company, Inc.	4,352	279,311
Dean Foods Co.*	17,651	278,886
Bunge Ltd.	3,609	273,418
Mead Johnson Nutrition Co. — Class A	3,540	272,191
Whole Foods Market, Inc.	5,126	267,885
Kroger Co.	7,374	266,201
Fresh Market, Inc.*	7,458	260,732
Energizer Holdings, Inc.	2,757	260,537
Herbalife Ltd.[1]	3,876	249,498
Coty, Inc. — Class A	4,451	60,044
Avon Products, Inc.	3,960	58,964
Nu Skin Enterprises, Inc. — Class A	510	43,427
Total Consumer Staples		9,830,195
Consumer Discretionary - 10.4%
GNC Holdings, Inc. — Class A	5,085	259,894
Groupon, Inc. — Class A*	9,464	98,993
Allison Transmission Holdings, Inc.	3,320	95,384
Under Armour, Inc. — Class A*	792	85,623
Apollo Education Group, Inc. — Class A*	2,603	84,051
Harman International Industries, Inc.	807	83,468
DR Horton, Inc.	3,544	83,213
NVR, Inc.*	70	80,739
Tesla Motors, Inc.*	440	79,820
Wynn Resorts Ltd.	367	79,793
Burger King Worldwide, Inc.	3,145	76,549
Lennar Corp. — Class A	1,904	76,465
PulteGroup, Inc.	3,719	75,570
Lions Gate Entertainment Corp.	2,335	75,491
Royal Caribbean Cruises Ltd.	1,516	75,194
Abercrombie & Fitch Co. — Class A	2,113	74,758
SeaWorld Entertainment, Inc.	2,284	74,047
Toll Brothers, Inc.*	2,006	73,721
MGM Resorts International*	3,017	73,494
Netflix, Inc.*	179	73,270
Norwegian Cruise Line Holdings Ltd.*	2,085	73,017
Wendy's Co.	8,028	72,814
H&R Block, Inc.	2,395	72,808

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer Discretionary - 10.4% (continued)
Cabela's, Inc.*	1,082	$72,343
AutoZone, Inc.*	146	72,279
Chipotle Mexican Grill, Inc. — Class A*	130	71,755
Brinker International, Inc.	1,472	71,186
DeVry Education Group, Inc.	1,968	71,124
Advance Auto Parts, Inc.	619	71,067
HomeAway, Inc.*	1,735	70,892
Madison Square Garden Co. — Class A*	1,221	70,855
Taylor Morrison Home Corp. — Class A*	3,348	70,810
Charter Communications, Inc. — Class A*	515	70,555
Marriott International, Inc. — Class A	1,431	70,548
Signet Jewelers Ltd.	884	70,322
Hanesbrands, Inc.	988	70,286
Goodyear Tire & Rubber Co.	2,950	69,797
Jarden Corp.*	1,152	69,638
Omnicom Group, Inc.	959	69,604
Gannett Company, Inc.	2,521	69,403
Macy's, Inc.	1,298	69,054
John Wiley & Sons, Inc. — Class A	1,275	69,029
Visteon Corp.*	852	69,021
O'Reilly Automotive, Inc.*	526	68,895
DISH Network Corp. — Class A*	1,220	68,784
Six Flags Entertainment Corp.	1,909	68,514
Choice Hotels International, Inc.	1,411	68,476
Leggett & Platt, Inc.	2,281	68,476
Genuine Parts Co.	832	68,432
AMC Networks, Inc. — Class A*	1,061	68,371
Starz — Class A*	2,443	68,355
Delphi Automotive plc	1,120	68,197
Mohawk Industries, Inc.*	479	68,104
Service Corporation International	3,846	68,074
Domino's Pizza, Inc.	964	68,068
Regal Entertainment Group — Class A	3,490	68,055
DreamWorks Animation SKG, Inc. — Class A*	2,014	67,952
Hyatt Hotels Corp. — Class A*	1,415	67,623
Wyndham Worldwide Corp.	952	67,535
Panera Bread Co. — Class A*	397	67,121
Graham Holdings Co. — Class B	107	66,988
Urban Outfitters, Inc.*	1,870	66,983
AutoNation, Inc.*	1,354	66,874
Interpublic Group of Companies, Inc.	4,095	66,830
Dunkin' Brands Group, Inc.	1,435	66,771
VF Corp.	1,142	66,750
The Gap, Inc.	1,752	66,716
Newell Rubbermaid, Inc.	2,154	66,559
Foot Locker, Inc.	1,715	66,199
Extended Stay America, Inc.	2,596	66,068
Starwood Hotels & Resorts Worldwide, Inc.	884	66,044
Bally Technologies, Inc.*	900	65,988
Liberty Ventures*	568	65,888
Sally Beauty Holdings, Inc.*	2,319	65,813
Expedia, Inc.	1,009	65,565
Cablevision Systems Corp. — Class A	4,085	65,523
TRW Automotive Holdings Corp.*	882	65,400
Family Dollar Stores, Inc.	1,052	65,035
Clear Channel Outdoor Holdings, Inc. — Class A	6,875	64,969
BorgWarner, Inc.	1,209	64,923
Garmin Ltd.	1,439	64,827
Tempur Sealy International, Inc.*	1,315	64,816
Michael Kors Holdings Ltd.*	808	64,583
Thor Industries, Inc.	1,257	64,572
Lamar Advertising Co. — Class A*	1,327	64,572
Gentex Corp.	1,993	64,553
Liberty Interactive Corp. — Class A*	2,415	64,505
Nordstrom, Inc.	1,120	64,344
Carter's, Inc.	954	64,157
TripAdvisor, Inc.*	829	63,991
Dollar General Corp.*	1,136	63,980
Hasbro, Inc.	1,301	63,905
Discovery Communications, Inc. — Class A*	800	63,824
American Eagle Outfitters, Inc.	4,716	63,807
Dick's Sporting Goods, Inc.	1,211	63,578
Dillard's, Inc. — Class A	728	63,554
Ascena Retail Group, Inc.*	3,385	63,503
Darden Restaurants, Inc.	1,280	63,283
Ross Stores, Inc.	931	63,224
zulily, Inc. — Class A	1,588	63,123
Deckers Outdoor Corp.*	808	62,984
Williams-Sonoma, Inc.	1,153	62,862
Ulta Salon Cosmetics & Fragrance, Inc.*	731	62,654
Aaron's, Inc.	2,315	62,250
Kohl's Corp.	1,228	62,174
Fossil Group, Inc.*	555	62,066
Tiffany & Co.	743	61,810
PVH Corp.	510	61,644
Polaris Industries, Inc.	492	61,598
Harley-Davidson, Inc.	998	61,567
CST Brands, Inc.	1,925	61,465
Murphy USA, Inc.*	1,584	61,364
Guess?, Inc.	2,185	61,289
Liberty Media Corp. — Class A*	463	60,926
Tractor Supply Co.	914	60,790
Dollar Tree, Inc.*	1,203	60,776
Ralph Lauren Corp. — Class A	385	60,403
Cinemark Holdings, Inc.	2,060	60,379
DSW, Inc. — Class A	1,603	60,353
Chico's FAS, Inc.	3,629	60,241
Scripps Networks Interactive, Inc. — Class A	824	59,756
PetSmart, Inc.	939	59,157
Whirlpool Corp.	442	58,919
Lear Corp.	810	58,587

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Consumer Discretionary - 10.4% (continued)
CarMax, Inc.*	1,296	$58,463
Coach, Inc.	1,211	57,995
Big Lots, Inc.*	2,164	57,974
Staples, Inc.	4,405	57,970
L Brands, Inc.	1,104	57,805
International Game Technology	3,940	56,854
Mattel, Inc.	1,500	56,760
Weight Watchers International, Inc.[1]	2,095	56,628
Penn National Gaming, Inc.*	4,815	56,480
Tupperware Brands Corp.	715	56,027
Bed Bath & Beyond, Inc.*	871	55,613
LKQ Corp.*	2,048	55,439
Sears Holdings Corp.*,1	1,508	54,846
Morningstar, Inc.	666	51,415
JC Penney Company, Inc.*,1	8,173	48,384
GameStop Corp. — Class A	1,368	47,976
Best Buy Company, Inc.	1,626	38,276
Total Consumer Discretionary		9,560,282
Financials - 10.2%
Crown Castle International Corp.*	1,408	99,912
McGraw Hill Financial, Inc.	920	69,957
Fidelity National Financial, Inc. — Class A	2,127	67,086
LPL Financial Holdings, Inc.	1,172	62,737
Signature Bank*	499	60,908
Jones Lang LaSalle, Inc.	527	60,215
Howard Hughes Corp.*	471	58,767
Extra Space Storage, Inc.	1,266	57,806
Alexandria Real Estate Equities, Inc.	822	57,647
Douglas Emmett, Inc.	2,261	57,497
SVB Financial Group*	512	57,462
Digital Realty Trust, Inc.	1,126	57,415
Ventas, Inc.	919	57,336
Healthcare Trust of America, Inc. — Class A	5,292	56,783
Essex Property Trust, Inc.	358	56,696
Equity Lifestyle Properties, Inc.	1,437	56,488
Corporate Office Properties Trust	2,273	56,484
Apartment Investment & Management Co. — Class A	2,018	56,443
Duke Realty Corp.	3,587	56,352
Starwood Property Trust, Inc.	1,862	56,232
Federal Realty Investment Trust	515	56,135
Camden Property Trust	907	56,071
HCP, Inc.	1,432	56,063
Health Care REIT, Inc.	966	55,951
National Retail Properties, Inc.	1,684	55,909
Rayonier, Inc.	1,263	55,900
E*TRADE Financial Corp.*	2,789	55,836
TD Ameritrade Holding Corp.	1,784	55,750
Mid-America Apartment Communities, Inc.	863	55,698
Hatteras Financial Corp.	3,104	55,686
Boston Properties, Inc.	515	55,666
American Campus Communities, Inc.	1,601	55,651
CommonWealth REIT	2,264	55,649
Spirit Realty Capital, Inc.	5,249	55,639
Two Harbors Investment Corp.	5,660	55,638
American Capital Ltd.*	3,562	55,603
Regions Financial Corp.	5,463	55,559
Annaly Capital Management, Inc.	5,155	55,519
Prologis, Inc.	1,432	55,504
BioMed Realty Trust, Inc.	2,840	55,408
Brandywine Realty Trust	3,888	55,404
Liberty Property Trust	1,519	55,292
CBRE Group, Inc. — Class A*	2,082	55,256
Brown & Brown, Inc.	1,752	55,170
American Capital Agency Corp.	2,633	55,161
Kilroy Realty Corp.	1,044	55,123
BRE Properties, Inc.	932	55,081
Omega Healthcare Investors, Inc.	1,720	54,937
SunTrust Banks, Inc.	1,475	54,605
Weingarten Realty Investors	1,882	54,559
Tanger Factory Outlet Centers, Inc.	1,634	54,543
Regency Centers Corp.	1,133	54,543
First Horizon National Corp.	4,635	54,508
Northern Trust Corp.	905	54,499
AvalonBay Communities, Inc.	441	54,464
Realty Income Corp.	1,332	54,319
Post Properties, Inc.	1,157	54,298
American Homes 4 Rent — Class A	3,254	54,277
Fifth Third Bancorp	2,582	54,274
Vornado Realty Trust	591	54,272
DDR Corp.	3,461	54,234
UDR, Inc.	2,226	54,181
Raymond James Financial, Inc.	1,063	54,117
Kimco Realty Corp.	2,588	54,115
SL Green Realty Corp.	577	54,105
Home Properties, Inc.	970	54,078
Waddell & Reed Financial, Inc. — Class A	832	53,930
Corrections Corporation of America	1,605	53,880
Cullen/Frost Bankers, Inc.	727	53,813
Retail Properties of America, Inc. — Class A	4,073	53,723
Piedmont Office Realty Trust, Inc. — Class A	3,221	53,694
Brixmor Property Group, Inc.	2,589	53,541
Zions Bancorporation	1,854	53,303
BOK Financial Corp.	829	53,272
TCF Financial Corp.	3,307	53,243
Ares Capital Corp.	2,994	53,024
Artisan Partners Asset Management, Inc. — Class A	835	52,956
Arthur J Gallagher & Co.	1,143	52,841
MFA Financial, Inc.	7,245	52,816
Moody's Corp.	707	52,728
Chimera Investment Corp.	16,889	52,694
Assurant, Inc.	806	52,672
First Citizens BancShares, Inc. — Class A	238	52,655
Protective Life Corp.	1,073	52,588

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Financials - 10.2% (continued)
Comerica, Inc.	1,144	$52,395
SEI Investments Co.	1,537	52,350
StanCorp Financial Group, Inc.	814	52,300
Senior Housing Properties Trust	2,321	52,269
PartnerRe Ltd.	531	52,128
MSCI, Inc. — Class A*	1,220	52,118
St. Joe Co.*	2,898	52,077
Erie Indemnity Co. — Class A	741	51,996
Host Hotels & Resorts, Inc.	2,825	51,952
American Financial Group, Inc.	945	51,899
Legg Mason, Inc.	1,224	51,836
Taubman Centers, Inc.	797	51,821
General Growth Properties, Inc.	2,570	51,760
Reinsurance Group of America, Inc. — Class A	693	51,746
CBOE Holdings, Inc.	994	51,708
RenaissanceRe Holdings Ltd.	570	51,705
Lazard Ltd. — Class A	1,209	51,697
New York Community Bancorp, Inc.	3,189	51,630
Weyerhaeuser Co.	1,727	51,603
MBIA, Inc.*	4,715	51,582
Leucadia National Corp.	1,887	51,572
Genworth Financial, Inc. — Class A*	3,496	51,566
Hudson City Bancorp, Inc.	5,679	51,338
Bank of Hawaii Corp.	904	51,329
Torchmark Corp.	683	51,327
Commerce Bancshares, Inc.	1,180	51,295
Federated Investors, Inc. — Class B1	1,906	51,252
Aon plc	636	51,173
East West Bancorp, Inc.	1,529	51,160
Everest Re Group Ltd.	353	51,100
T. Rowe Price Group, Inc.	651	51,064
Valley National Bancorp[1]	5,264	51,008
M&T Bank Corp.	457	50,960
Aspen Insurance Holdings Ltd.	1,310	50,959
Axis Capital Holdings Ltd.	1,129	50,828
Affiliated Managers Group, Inc.*	255	50,806
Synovus Financial Corp.	15,165	50,803
KeyCorp	3,977	50,747
Forest City Enterprises, Inc. — Class A*	2,785	50,659
ProAssurance Corp.	1,090	50,641
Ameriprise Financial, Inc.	479	50,602
People's United Financial, Inc.	3,555	50,517
Associated Banc-Corp.	3,065	50,481
NASDAQ OMX Group, Inc.	1,323	50,472
TFS Financial Corp.	4,392	50,420
Realogy Holdings Corp.*	1,106	50,400
Old Republic International Corp.	3,219	50,281
Hospitality Properties Trust	1,955	50,244
Huntington Bancshares, Inc.	5,539	50,239
Invesco Ltd.	1,509	50,174
Macerich Co.	885	50,091
BankUnited, Inc.	1,607	49,978
Fulton Financial Corp.	4,046	49,968
CNA Financial Corp.	1,272	49,964
Lincoln National Corp.	1,038	49,855
CapitalSource, Inc.	3,629	49,826
CBL & Associates Properties, Inc.	2,930	49,781
Cincinnati Financial Corp.	1,027	49,758
WP Carey, Inc.	842	49,745
XL Group plc — Class A	1,730	49,720
White Mountains Insurance Group Ltd.	88	49,694
Hanover Insurance Group, Inc.	894	49,644
ING US, Inc.	1,469	49,608
Markel Corp.*	92	49,601
First Republic Bank	1,020	49,501
Plum Creek Timber Company, Inc.	1,148	49,444
Allied World Assurance Company Holdings AG	480	49,402
Mack-Cali Realty Corp.	2,441	49,381
Hartford Financial Services Group, Inc.	1,485	49,376
Mercury General Corp.	1,075	49,267
Arch Capital Group Ltd.	915	49,236
American National Insurance Co.	473	49,192
HCC Insurance Holdings, Inc.	1,146	49,175
Unum Group	1,527	49,169
Alleghany Corp.*	132	49,148
Washington Federal, Inc.	2,244	49,099
Popular, Inc.*	1,855	48,972
IntercontinentalExchange Group, Inc.	234	48,857
City National Corp.	675	48,836
Assured Guaranty Ltd.	2,307	48,793
Validus Holdings Ltd.	1,355	48,672
Endurance Specialty Holdings Ltd.	926	48,513
CIT Group, Inc.	1,037	48,272
Eaton Vance Corp.	1,267	48,235
WR Berkley Corp.	1,234	47,830
Principal Financial Group, Inc.	1,092	47,578
Kemper Corp.	1,280	47,040
SLM Corp.	2,033	46,271
Progressive Corp.	1,988	46,201
Interactive Brokers Group, Inc. — Class A	2,155	45,686
First Niagara Financial Group, Inc.	4,874	42,111
Ocwen Financial Corp.*	942	41,580
Gaming and Leisure Properties, Inc.*	1,048	36,366
Nationstar Mortgage Holdings, Inc.*,1	1,274	35,647
Total Financials		9,389,918
Materials - 9.2%
Royal Gold, Inc.	3,659	204,684
Alcoa, Inc.	17,160	197,512
Domtar Corp.	1,832	196,775
Martin Marietta Materials, Inc.	1,751	190,877
Vulcan Materials Co.	2,946	181,857
Tahoe Resources, Inc.*	10,149	180,652
Eagle Materials, Inc.	2,277	179,314
Westlake Chemical Corp.	1,448	175,990

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.4% (continued)
Materials - 9.2% (continued)
Eastman Chemical Co.	2,247	$175,176
Packaging Corporation of America	2,711	175,131
Sigma-Aldrich Corp.	1,861	173,017
Sherwin-Williams Co.	940	172,264
International Flavors & Fragrances, Inc.	1,981	171,713
NewMarket Corp.	512	171,448
Compass Minerals International, Inc.	2,166	170,291
Ball Corp.	3,320	169,951
WR Grace & Co.*	1,794	169,210
Rock-Tenn Co. — Class A	1,660	168,457
Sonoco Products Co.	4,066	168,251
Cytec Industries, Inc.	1,866	167,884
Valspar Corp.	2,388	167,829
CF Industries Holdings, Inc.	724	167,143
MeadWestvaco Corp.	4,629	166,968
RPM International, Inc.	4,175	165,622
Cabot Corp.	3,394	165,186
Ashland, Inc.	1,776	164,831
AptarGroup, Inc.	2,582	164,732
International Paper Co.	3,441	164,273
Greif, Inc. — Class A	3,239	163,991
Sealed Air Corp.	5,246	163,623
Silgan Holdings, Inc.	3,550	162,697
Scotts Miracle-Gro Co. — Class A	2,736	162,491
Bemis Company, Inc.	4,218	162,435
Carpenter Technology Corp.	2,773	161,139
FMC Corp.	2,278	160,895
Reliance Steel & Aluminum Co.	2,297	160,675
United States Steel Corp.	6,131	160,080
Airgas, Inc.	1,549	159,919
Allegheny Technologies, Inc.	5,075	159,558
Rockwood Holdings, Inc.	2,328	159,538
Kronos Worldwide, Inc.	10,211	158,066
Crown Holdings, Inc.*	3,843	157,947
Owens-Illinois, Inc.*	4,885	156,515
Nucor Corp.	3,231	156,219
Newmont Mining Corp.	7,203	155,585
Albemarle Corp.	2,421	155,380
Huntsman Corp.	7,067	154,909
Celanese Corp. — Class A	3,039	153,895
Steel Dynamics, Inc.	8,789	145,019
Cliffs Natural Resources, Inc.[1]	6,965	134,564
Avery Dennison Corp.	1,832	90,263
Total Materials		8,442,441
Utilities - 8.7%
ITC Holdings Corp.	2,201	227,804
NiSource, Inc.	6,562	225,536
MDU Resources Group, Inc.	6,943	222,454
UGI Corp.	5,112	221,810
National Fuel Gas Co.	2,942	221,709
Atmos Energy Corp.	4,596	220,654
Ameren Corp.	5,782	218,791
Sempra Energy	2,337	216,663
Vectren Corp.	5,896	215,322
Edison International	4,466	215,083
Northeast Utilities	4,909	215,014
CMS Energy Corp.	7,706	214,150
Westar Energy, Inc.	6,446	213,814
Wisconsin Energy Corp.	4,994	213,094
Public Service Enterprise Group, Inc.	6,388	212,976
DTE Energy Co.	3,121	212,915
Pepco Holdings, Inc.	10,952	212,797
PPL Corp.	6,959	212,737
Xcel Energy, Inc.	7,314	211,448
AGL Resources, Inc.	4,406	210,519
American Water Works Company, Inc.	4,916	209,274
Questar Corp.	8,948	208,667
Aqua America, Inc.	8,702	208,413
Entergy Corp.	3,306	208,377
CenterPoint Energy, Inc.	8,905	208,377
Great Plains Energy, Inc.	8,433	208,126
Hawaiian Electric Industries, Inc.	7,962	207,171
OGE Energy Corp.	6,076	207,009
SCANA Corp.	4,372	206,664
Integrys Energy Group, Inc.	3,801	206,546
Alliant Energy Corp.	3,963	205,917
AES Corp.	14,620	205,557
NRG Energy, Inc.	7,314	203,695
Pinnacle West Capital Corp.	3,855	202,889
Calpine Corp.*	10,676	202,630
Consolidated Edison, Inc.	3,721	202,460
FirstEnergy Corp.	6,381	200,938
TECO Energy, Inc.	12,103	198,247
Total Utilities		8,036,247
Telecommunication Services - 1.9%
T-Mobile US, Inc.	7,639	233,524
United States Cellular Corp.	4,964	219,856
Telephone & Data Systems, Inc.	8,111	219,159
Level 3 Communications, Inc.*	6,639	213,112
tw telecom, Inc. — Class A*	6,939	204,423
Frontier Communications Corp.[1]	42,638	200,399
Windstream Holdings, Inc.[1]	25,223	188,668
Intelsat S.A.	9,285	185,514
SBA Communications Corp. — Class A*	1,187	110,094
Total Telecommunication Services		1,774,749
Total Common Stocks
(Cost $72,313,622)		91,366,051
RIGHTS†† - 0.0%
Community Health Systems, Inc.	10,437	417
Total Health Care
(Cost $486)		417
EXCHANGE TRADED FUNDS† - 0.5%
iShares Russell Mid-Capital ETF	3,200	470,719
Total Exchange Traded Funds
(Cost $473,267)		470,719
SHORT TERM INVESTMENTS† - 0.6%
Federated U.S. Treasury Cash Reserve Fund	513,377	513,377
Total Short Term Investments
(Cost $513,377)		513,377

Guggenheim Russell MidCap® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.7%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$1,253,799	$1,253,799
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	863,992	863,992
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	385,784	385,784
Total Securities Lending Collateral
(Cost $2,503,575)		2,503,575
Total Investments - 103.2%
(Cost $75,804,327)		$94,854,139
Other Assets & Liabilities, net - (3.2)%		(2,953,222)
Total Net Assets - 100.0%		$91,900,917

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim Russell Top 50® Mega Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Information Technology - 27.2%
Apple, Inc.	63,990	$32,033,393
Google, Inc. — Class A*	18,384	21,710,952
Microsoft Corp.	569,306	21,548,232
International Business Machines Corp.	70,969	12,538,803
Oracle Corp.	242,037	8,931,165
QUALCOMM, Inc.	117,787	8,742,151
Intel Corp.	338,879	8,316,091
Cisco Systems, Inc.	364,329	7,982,448
Visa, Inc. — Class A	35,617	7,672,970
MasterCard, Inc. — Class A	79,670	6,029,426
eBay, Inc.*	88,473	4,706,764
Total Information Technology		140,212,395
Financials - 14.7%
Wells Fargo & Co.	329,127	14,922,618
JPMorgan Chase & Co.	257,666	14,264,390
Berkshire Hathaway, Inc. — Class B*	122,683	13,691,423
Bank of America Corp.	734,908	12,309,709
Citigroup, Inc.	207,437	9,838,737
American Express Co.	64,591	5,491,527
Goldman Sachs Group, Inc.	31,256	5,129,735
Total Financials		75,648,139
Health Care - 12.0%
Johnson & Johnson	191,484	16,940,589
Pfizer, Inc.	455,935	13,860,424
Merck & Company, Inc.	205,850	10,903,875
Gilead Sciences, Inc.*	103,986	8,386,471
Amgen, Inc.	51,128	6,081,676
Bristol-Myers Squibb Co.	111,975	5,595,391
Total Health Care		61,768,426
Energy - 11.8%
Exxon Mobil Corp.	303,115	27,935,077
Chevron Corp.	132,149	14,751,793
Schlumberger Ltd.	90,631	7,936,557
ConocoPhillips	83,350	5,413,583
Occidental Petroleum Corp.	54,921	4,809,432
Total Energy		60,846,442
Consumer Staples - 11.6%
Procter & Gamble Co.	186,841	14,315,757
Coca-Cola Co.	260,742	9,861,262
Philip Morris International, Inc.	111,493	8,712,063
PepsiCo, Inc.	105,419	8,471,471
Wal-Mart Stores, Inc.	109,779	8,198,296
CVS Caremark Corp.	83,468	5,652,453
Altria Group, Inc.	136,933	4,822,780
Total Consumer Staples		60,034,082
Industrials - 9.3%
General Electric Co.	704,898	17,714,087
United Technologies Corp.	62,669	7,145,519
Boeing Co.	51,718	6,478,197
3M Co.	47,052	6,031,596
Union Pacific Corp.	31,821	5,544,491
United Parcel Service, Inc. — Class B	49,381	4,702,553
Total Industrials		47,616,443
Consumer Discretionary - 9.0%
Comcast Corp. — Class A	178,877	9,739,853
Amazon.com, Inc.*	25,065	8,990,565
Walt Disney Co.	122,771	8,914,402
Home Depot, Inc.	99,585	7,653,107
McDonald's Corp.	68,344	6,435,954
Twenty-First Century Fox, Inc. — Class A	135,474	4,310,783
News Corp. — Class A*	33,869	540,549
Total Consumer Discretionary		46,585,213
Telecommunication Services - 4.2%
AT&T, Inc.	366,762	12,220,510
Verizon Communications, Inc.	195,035	9,365,581
Total Telecommunication Services		21,586,091
Total Common Stocks
(Cost $458,138,255)		514,297,231
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	728,036	728,036
Total Short Term Investments
(Cost $728,036)		728,036
Total Investments - 99.9%
(Cost $458,866,291)		$515,025,267
Other Assets & Liabilities, net - 0.1%		398,218
Total Net Assets - 100.0%		$515,423,485

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Apparel, Accessories & Luxury Goods - 6.7%
VF Corp.	22,613	$1,321,730
Michael Kors Holdings Ltd.*	16,113	1,287,912
PVH Corp.	10,275	1,241,939
Fossil Group, Inc.*	10,902	1,219,171
Ralph Lauren Corp. — Class A	7,566	1,187,030
Coach, Inc.	23,886	1,143,901
Total Apparel, Accessories & Luxury Goods		7,401,683
Internet Retail - 6.1%
Netflix, Inc.*	3,595	1,471,541
Expedia, Inc.	21,136	1,373,417
Priceline.com, Inc.*	1,135	1,299,450
TripAdvisor, Inc.*	16,294	1,257,734
Amazon.com, Inc.*	3,457	1,239,991
Total Internet Retail		6,642,133
Restaurants -6.0%
Chipotle Mexican Grill, Inc. — Class A*	2,589	1,429,024
McDonald's Corp.	14,042	1,322,335
Darden Restaurants, Inc.	25,685	1,269,866
Yum! Brands, Inc.	18,461	1,239,656
Starbucks Corp.	17,369	1,235,283
Total Restaurants		6,496,164
Apparel Retail - 5.7%
Urban Outfitters, Inc.*	37,061	1,327,525
The Gap, Inc.	34,446	1,311,704
Ross Stores, Inc.	18,477	1,254,773
TJX Companies, Inc.	21,677	1,243,393
L Brands, Inc.	21,677	1,135,008
Total Apparel Retail		6,272,403
Hotels, Resorts & Cruise Lines - 5.1%
Carnival Corp.	36,836	1,443,603
Marriott International, Inc. — Class A	28,469	1,403,522
Starwood Hotels & Resorts Worldwide, Inc.	17,868	1,334,918
Wyndham Worldwide Corp.	18,779	1,332,182
Total Hotels, Resorts & Cruise Lines		5,514,225
Cable & Satellite - 5.0%
Comcast Corp. — Class A	27,050	1,472,873
DIRECTV*	19,896	1,381,379
Time Warner Cable, Inc.	10,085	1,344,028
Cablevision Systems Corp. — Class A	81,333	1,304,581
Total Cable & Satellite		5,502,861
Movies & Entertainment - 4.8%
Walt Disney Co.	19,046	1,382,930
Viacom, Inc. — Class B	16,329	1,340,611
Twenty-First Century Fox, Inc. — Class A	40,258	1,281,010
Time Warner, Inc.	20,223	1,270,611
Total Movies & Entertainment		5,275,162
Automotive Retail - 4.8%
AutoZone, Inc.*	2,845	1,408,446
O'Reilly Automotive, Inc.*	10,482	1,372,932
AutoNation, Inc.*	26,509	1,309,280
CarMax, Inc.*	26,019	1,173,717
Total Automotive Retail		5,264,375
General Merchandise Stores - 4.5%
Family Dollar Stores, Inc.	20,732	1,281,652
Dollar General Corp.*	21,916	1,234,309
Target Corp.	21,255	1,203,883
Dollar Tree, Inc.*	23,792	1,201,972
Total General Merchandise Stores		4,921,816
Specialty Stores - 4.4%
Tiffany & Co.	14,841	1,234,623
Tractor Supply Co.	18,457	1,227,575
PetSmart, Inc.	18,324	1,154,412
Staples, Inc.	85,926	1,130,786
Total Specialty Stores		4,747,396
Homebuilding - 4.3%
DR Horton, Inc.	69,932	1,642,003
Lennar Corp. — Class A	37,876	1,521,100
PulteGroup, Inc.	73,535	1,494,231
Total Homebuilding		4,657,334
Auto Parts & Equipment - 3.6%
Delphi Automotive plc	22,622	1,377,454
BorgWarner, Inc.	24,642	1,323,275
Johnson Controls, Inc.	26,518	1,223,010
Total Auto Parts & Equipment		3,923,739
Department Stores - 3.6%
Macy's, Inc.	25,787	1,371,868
Nordstrom, Inc.	22,064	1,267,577
Kohl's Corp.	24,514	1,241,144
Total Department Stores		3,880,589
Broadcasting - 3.5%
CBS Corp. — Class B	22,692	1,332,474
Discovery Communications, Inc. — Class A*	16,078	1,282,703
Scripps Networks Interactive, Inc. — Class A	16,413	1,190,271
Total Broadcasting		3,805,448
Consumer Electronics - 2.8%
Harman International Industries, Inc.	16,793	1,736,901
Garmin Ltd.[1]	28,460	1,282,123
Total Consumer Electronics		3,019,024
Home Furnishings - 2.5%
Leggett & Platt, Inc.	45,476	1,365,190
Mohawk Industries, Inc.*	9,493	1,349,715
Total Home Furnishings		2,714,905
Advertising - 2.5%
Omnicom Group, Inc.	19,260	1,397,891
Interpublic Group of Companies, Inc.	80,344	1,311,214
Total Advertising		2,709,105
Casinos & Gaming - 2.5%
Wynn Resorts Ltd.	7,291	1,585,209
International Game Technology	76,106	1,098,210
Total Casinos & Gaming		2,683,419

Guggenheim S&P500® Equal Weight Consumer Discretionary ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Publishing - 2.4%
Gannett Company, Inc.	50,629	$1,393,816
News Corp. — Class A*	75,064	1,198,021
Total Publishing		2,591,837
Home Improvement Retail - 2.4%
Lowe's Companies, Inc.	28,133	1,302,277
Home Depot, Inc.	16,775	1,289,159
Total Home Improvement Retail		2,591,436
Automobile Manufacturers - 2.2%
Ford Motor Co.	79,905	1,195,379
General Motors Co.*	33,113	1,194,717
Total Automobile Manufacturers		2,390,096
Leisure Products - 2.2%
Hasbro, Inc.	25,615	1,258,209
Mattel, Inc.	29,217	1,105,571
Total Leisure Products		2,363,780
Computer & Electronics Retail - 1.6%
GameStop Corp. — Class A1	28,030	983,012
Best Buy Company, Inc.	32,726	770,370
Total Computer & Electronics Retail		1,753,382
Specialized Consumer Services - 1.3%
H&R Block, Inc.	47,283	1,437,403
Tires & Rubber - 1.3%
Goodyear Tire & Rubber Co.	58,617	1,386,878
Education Services - 1.2%
Graham Holdings Co. — Class B	2,150	1,346,029
Distributors - 1.2%
Genuine Parts Co.	16,336	1,343,636
Housewares & Specialties - 1.2%
Newell Rubbermaid, Inc.	43,105	1,331,945
Footwear - 1.2%
NIKE, Inc. — Class B	17,351	1,264,020
Motorcycle Manufacturers - 1.1%
Harley-Davidson, Inc.	19,638	1,211,468
Household Appliances - 1.1%
Whirlpool Corp.	8,908	1,187,436
Homefurnishing Retail - 1.0%
Bed Bath & Beyond, Inc.*	17,325	1,106,201
Total Common Stocks
(Cost $103,911,776)		108,737,328
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	247,758	247,758
Total Short Term Investments
(Cost $247,758)		247,758
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.4%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$1,311,516	1,311,516
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	903,766	903,766
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	403,543	403,543
Total Securities Lending Collateral
(Cost $2,618,825)		2,618,825
Total Investments - 102.4%
(Cost $106,778,359)		$111,603,911
Other Assets & Liabilities, net - (2.4)%		(2,597,870)
Total Net Assets - 100.0%		$109,006,041

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Consumer Staples ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Packaged Foods & Meats - 30.0%
Tyson Foods, Inc. — Class A	72,871	$2,725,376
Hershey Co.	25,444	2,529,134
Hormel Foods Corp.	54,616	2,481,751
Campbell Soup Co.	59,213	2,440,168
ConAgra Foods, Inc.	76,187	2,421,985
Kraft Foods Group, Inc.	45,869	2,401,242
Mondelez International, Inc. — Class A	71,278	2,334,355
General Mills, Inc.	48,609	2,334,204
JM Smucker Co.	24,033	2,316,541
Kellogg Co.	39,885	2,312,532
McCormick & Company, Inc.	35,663	2,288,851
Mead Johnson Nutrition Co. — Class A	29,016	2,231,040
Total Packaged Foods & Meats		28,817,179
Soft Drinks - 12.9%
Monster Beverage Corp.*	39,259	2,665,686
Coca-Cola Enterprises, Inc.	59,345	2,569,045
Dr Pepper Snapple Group, Inc.	50,707	2,427,851
PepsiCo, Inc.	29,812	2,395,692
Coca-Cola Co.	61,504	2,326,081
Total Soft Drinks		12,384,355
Household Products - 9.7%
Kimberly-Clark Corp.	23,224	2,540,009
Colgate-Palmolive Co.	37,713	2,309,167
Clorox Co.	25,879	2,284,339
Procter & Gamble Co.	29,292	2,244,353
Total Household Products		9,377,868
Tobacco - 9.6%
Reynolds American, Inc.	49,283	2,390,226
Lorillard, Inc.	48,126	2,368,762
Altria Group, Inc.	65,040	2,290,709
Philip Morris International, Inc.	28,303	2,211,596
Total Tobacco		9,261,293
Distillers & Vintners - 8.6%
Beam, Inc.	36,689	3,056,195
Constellation Brands, Inc. — Class A*	34,806	2,668,576
Brown-Forman Corp. — Class B	32,888	2,532,376
Total Distillers & Vintners		8,257,147
Food Retail -7.0%
Whole Foods Market, Inc.	43,082	2,251,465
Safeway, Inc.	71,989	2,248,936
Kroger Co.	60,443	2,181,992
Total Food Retail		6,682,393
Drug Retail - 5.1%
CVS Caremark Corp.	35,843	2,427,288
Walgreen Co.	42,323	2,427,224
Total Drug Retail		4,854,512
Hypermarkets & Super Centers - 4.8%
Wal-Mart Stores, Inc.	30,899	2,307,537
Costco Wholesale Corp.	20,462	2,299,110
Total Hypermarkets & Super Centers		4,606,647
Personal Products - 4.6%
Estee Lauder Companies, Inc. — Class A	33,215	2,283,199
Avon Products, Inc.	143,461	2,136,134
Total Personal Products		4,419,333
Brewers - 2.5%
Molson Coors Brewing Co. — Class B	45,362	2,387,856
Agricultural Products - 2.5%
Archer-Daniels-Midland Co.	59,815	2,361,496
Food Distributors - 2.4%
Sysco Corp.	66,512	2,333,241
Total Common Stocks
(Cost $87,918,557)		95,743,320
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	192,762	192,762
Total Short Term Investments
(Cost $192,762)		192,762
Total Investments - 99.9%
(Cost $88,111,319)		$95,936,082
Other Assets & Liabilities, net - 0.1%		74,028
Total Net Assets - 100.0%		$96,010,110

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

Guggenheim S&P 500® Equal Weight Energy ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Oil & Gas Exploration & Production - 40.0%
Cabot Oil & Gas Corp.	30,983	$1,238,700
Range Resources Corp.	14,045	1,210,539
Newfield Exploration Co.*	47,910	1,186,731
Equities Corp.	12,775	1,185,648
Southwestern Energy Co.*	29,008	1,180,336
EOG Resources, Inc.	7,039	1,163,124
Anadarko Petroleum Corp.	14,291	1,153,141
QEP Resources, Inc.	36,467	1,126,466
Denbury Resources, Inc.*	70,035	1,125,462
WPX Energy, Inc.*	58,838	1,120,864
Devon Energy Corp.	18,896	1,119,021
Chesapeake Energy Corp.	41,447	1,115,339
Pioneer Natural Resources Co.	6,228	1,054,525
ConocoPhillips	16,121	1,047,059
Apache Corp.	12,987	1,042,337
Marathon Oil Corp.	31,263	1,025,114
Noble Energy, Inc.	16,294	1,015,605
Murphy Oil Corp.	17,761	1,005,450
Total Oil & Gas Exploration & Production		20,115,461
Oil & Gas Drilling - 14.8%
Helmerich & Payne, Inc.	14,073	1,238,986
Nabors Industries Ltd.	71,193	1,215,976
Rowan Companies plc — Class A*	33,266	1,043,554
Transocean Ltd.	23,211	1,004,572
Ensco plc — Class A	19,411	977,732
Diamond Offshore Drilling, Inc.	19,915	966,674
Noble Corporation plc	30,619	950,108
Total Oil & Gas Drilling		7,397,602
Oil & Gas Equipment & Services - 13.5%
Baker Hughes, Inc.	21,230	1,202,467
Cameron International Corp.*	19,954	1,196,641
Schlumberger Ltd.	12,959	1,134,820
Halliburton Co.	22,657	1,110,420
FMC Technologies, Inc.*	21,705	1,073,095
National Oilwell Varco, Inc.	14,213	1,066,117
Total Oil & Gas Equipment & Services		6,783,560
Oil & Gas Storage & Transportation - 9.7%
Williams Companies, Inc.	32,673	1,322,929
Spectra Energy Corp.	33,686	1,211,012
Kinder Morgan, Inc.	34,089	1,159,367
ONEOK, Inc.*	19,081	1,144,860
Total Oil & Gas Storage & Transportation		4,838,168
Oil & Gas Refining & Marketing - 9.1%
Valero Energy Corp.	24,263	1,239,838
Marathon Petroleum Corp.	13,133	1,143,228
Phillips 66	15,629	1,142,324
Tesoro Corp.	19,876	1,024,012
Total Oil & Gas Refining & Marketing		4,549,402
Integrated Oil & Gas - 8.5%
Exxon Mobil Corp.	11,740	1,081,958
Occidental Petroleum Corp.	12,282	1,075,535
Hess Corp.	14,174	1,069,995
Chevron Corp.	9,334	1,041,954
Total Integrated Oil & Gas		4,269,442
Coal & Consumable Fuels - 4.3%
CONSOL Energy, Inc.	30,099	1,124,198
Peabody Energy Corp.	60,791	1,036,487
Total Coal & Consumable Fuels		2,160,685
Total Common Stocks
(Cost $49,181,311)		50,114,320
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	35,690	35,690
Total Short Term Investments
(Cost $35,690)		35,690
Total Investments - 100.0%
(Cost $49,217,001)		$50,150,010
Other Assets & Liabilities, net - 0.0%		(19,601)
Total Net Assets - 100.0%		$50,130,409

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer Discretionary - 16.2%
Harman International Industries, Inc.	159,818	$16,529,976
DR Horton, Inc.	664,891	15,611,640
Wynn Resorts Ltd.	69,450	15,099,819
Lennar Corp. — Class A	360,198	14,465,552
PulteGroup, Inc.	699,626	14,216,400
Comcast Corp. — Class A	257,397	14,015,267
Netflix, Inc.*	34,235	14,013,413
Carnival Corp.	350,206	13,724,573
H&R Block, Inc.	449,659	13,669,634
Chipotle Mexican Grill, Inc. — Class A*	24,590	13,572,696
AutoZone, Inc.*	27,148	13,439,889
Marriott International, Inc. — Class A	270,894	13,355,074
Omnicom Group, Inc.	183,224	13,298,398
Gannett Company, Inc.	481,484	13,255,255
Goodyear Tire & Rubber Co.	557,475	13,189,859
Walt Disney Co.	181,141	13,152,648
DIRECTV*	189,292	13,142,544
Delphi Automotive plc	215,144	13,100,118
Expedia, Inc.	201,236	13,076,315
Macy's, Inc.	245,441	13,057,461
O'Reilly Automotive, Inc.*	99,662	13,053,729
Leggett & Platt, Inc.	432,326	12,978,427
Time Warner Cable, Inc.	96,051	12,800,717
Graham Holdings Co. — Class B	20,424	12,786,649
Genuine Parts Co.	155,386	12,780,499
Mohawk Industries, Inc.*	89,710	12,754,968
Viacom, Inc. — Class B	155,229	12,744,301
Starwood Hotels & Resorts Worldwide, Inc.	169,971	12,698,533
Wyndham Worldwide Corp.	178,742	12,679,957
Newell Rubbermaid, Inc.	410,202	12,675,242
CBS Corp. — Class B	215,848	12,674,595
Urban Outfitters, Inc.*	352,217	12,616,413
BorgWarner, Inc.	234,490	12,592,113
VF Corp.	215,288	12,583,584
McDonald's Corp.	133,460	12,567,928
Interpublic Group of Companies, Inc.	763,937	12,467,452
The Gap, Inc.	327,346	12,465,336
AutoNation, Inc.*	251,947	12,443,662
Cablevision Systems Corp. — Class A	773,049	12,399,706
Lowe's Companies, Inc.	267,587	12,386,602
Priceline.com, Inc.*	10,806	12,371,681
Home Depot, Inc.	159,565	12,262,570
Michael Kors Holdings Ltd.*	153,315	12,254,468
Discovery Communications, Inc. — Class A*	152,988	12,205,383
Garmin Ltd.[1]	270,845	12,201,567
Twenty-First Century Fox, Inc. — Class A	382,803	12,180,791
Family Dollar Stores, Inc.	196,976	12,177,056
Time Warner, Inc.	192,358	12,085,853
Darden Restaurants, Inc.	244,278	12,077,104
Nordstrom, Inc.	209,864	12,056,687
NIKE, Inc. — Class B	165,124	12,029,283
Hasbro, Inc.	243,721	11,971,576
TripAdvisor, Inc.*	155,059	11,969,004
Ross Stores, Inc.	175,750	11,935,183
TJX Companies, Inc.	206,301	11,833,425
PVH Corp.	97,724	11,811,900
Amazon.com, Inc.*	32,914	11,805,923
Kohl's Corp.	233,158	11,804,790
Yum! Brands, Inc.	175,532	11,786,974
Tiffany & Co.	141,223	11,748,341
Dollar General Corp.*	208,543	11,745,142
Starbucks Corp.	165,125	11,743,690
Tractor Supply Co.	175,718	11,687,004
Johnson Controls, Inc.	252,392	11,640,319
Fossil Group, Inc.*	103,708	11,597,666
Harley-Davidson, Inc.	186,834	11,525,789
Target Corp.	202,086	11,446,151
Dollar Tree, Inc.*	226,216	11,428,432
News Corp. — Class A*	714,017	11,395,711
General Motors Co.*	315,034	11,366,427
Ford Motor Co.	759,623	11,363,960
Scripps Networks Interactive, Inc. — Class A	156,247	11,331,032
Whirlpool Corp.	84,774	11,300,374
Ralph Lauren Corp. — Class A	72,006	11,297,021
CarMax, Inc.*	247,405	11,160,440
PetSmart, Inc.	174,199	10,974,537
Coach, Inc.	227,186	10,879,938
L Brands, Inc.	206,193	10,796,265
Staples, Inc.	817,354	10,756,379
Bed Bath & Beyond, Inc.*	164,798	10,522,352
Mattel, Inc.	277,954	10,517,779
International Game Technology	723,045	10,433,539
GameStop Corp. — Class A1	266,376	9,341,806
Best Buy Company, Inc.	311,268	7,327,249
Total Consumer Discretionary		1,034,285,505
Financials - 16.2%
Ventas, Inc.	225,092	14,043,490
Bank of America Corp.	830,718	13,914,527
Boston Properties, Inc.	127,948	13,829,899
HCP, Inc.	352,122	13,785,576
Apartment Investment & Management Co. — Class A	490,779	13,727,089
E*TRADE Financial Corp.*	680,635	13,626,313
Health Care REIT, Inc.	233,694	13,535,556
CBRE Group, Inc. — Class A*	509,084	13,511,089
Prologis, Inc.	347,322	13,462,201
Regions Financial Corp.	1,322,791	13,452,784
Equity Residential	241,422	13,369,950
PNC Financial Services Group, Inc.	167,284	13,362,646
BB&T Corp.	356,781	13,347,177
SunTrust Banks, Inc.	360,403	13,342,119
McGraw Hill Financial, Inc.	174,817	13,293,085
American Tower Corp. — Class A	164,302	13,288,746

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Financials - 16.2% (continued)
Public Storage	84,278	$13,281,370
Fifth Third Bancorp	627,867	13,197,764
Northern Trust Corp.	219,010	13,188,782
Kimco Realty Corp.	629,652	13,166,023
Vornado Realty Trust	143,150	13,145,465
Moody's Corp.	175,556	13,092,966
Wells Fargo & Co.	288,374	13,074,877
AvalonBay Communities, Inc.	105,634	13,045,799
Legg Mason, Inc.[1]	305,052	12,918,952
Simon Property Group, Inc.	83,151	12,875,101
Assurant, Inc.	196,402	12,834,871
Host Hotels & Resorts, Inc.	697,660	12,829,967
Comerica, Inc.	280,088	12,828,030
U.S. Bancorp	322,851	12,826,870
American Express Co.	150,783	12,819,571
Discover Financial Services	237,835	12,759,848
BlackRock, Inc. — Class A	42,399	12,739,628
Zions Bancorporation	442,769	12,729,609
Leucadia National Corp.	463,411	12,665,023
Charles Schwab Corp.	508,918	12,631,345
T. Rowe Price Group, Inc.	160,946	12,624,604
Weyerhaeuser Co.	420,173	12,554,769
Ameriprise Financial, Inc.	118,317	12,499,008
Torchmark Corp.	166,265	12,494,815
NASDAQ OMX Group, Inc.	327,486	12,493,591
Capital One Financial Corp.	176,403	12,455,816
Aon plc	154,695	12,446,760
Genworth Financial, Inc. — Class A*	843,828	12,446,463
General Growth Properties, Inc.	617,854	12,443,580
Hudson City Bancorp, Inc.	1,376,359	12,442,285
JPMorgan Chase & Co.	224,489	12,427,711
M&T Bank Corp.	110,819	12,357,427
KeyCorp	967,239	12,341,970
Berkshire Hathaway, Inc. — Class B*	110,505	12,332,358
People's United Financial, Inc.	866,456	12,312,340
Goldman Sachs Group, Inc.	74,926	12,296,855
Bank of New York Mellon Corp.	383,165	12,245,953
Allstate Corp.	238,766	12,224,819
Huntington Bancshares, Inc.	1,347,678	12,223,439
XL Group plc — Class A	425,070	12,216,512
Plum Creek Timber Company, Inc.	283,615	12,215,298
Marsh & McLennan Companies, Inc.	266,978	12,203,564
Macerich Co.	215,497	12,197,130
American International Group, Inc.	253,498	12,157,764
Franklin Resources, Inc.	233,484	12,143,503
Invesco Ltd.	364,811	12,129,966
Crown Castle International Corp.*	170,601	12,105,847
State Street Corp.	180,814	12,105,497
MetLife, Inc.	246,325	12,082,241
Loews Corp.	270,822	12,075,953
Prudential Financial, Inc.	143,028	12,070,133
Aflac, Inc.	191,182	12,002,406
Hartford Financial Services Group, Inc.	360,221	11,977,348
Unum Group	371,959	11,977,080
Morgan Stanley	405,674	11,971,440
IntercontinentalExchange Group, Inc.	57,250	11,953,228
Cincinnati Financial Corp.	246,276	11,932,072
ACE Ltd.	127,088	11,922,125
Lincoln National Corp.	247,693	11,896,695
Travelers Companies, Inc.	145,768	11,848,023
Citigroup, Inc.	247,357	11,732,143
CME Group, Inc. — Class A	154,817	11,574,119
Chubb Corp.	135,603	11,463,878
Principal Financial Group, Inc.	262,400	11,432,768
Progressive Corp.	480,454	11,165,751
SLM Corp.	489,503	11,141,088
Total Financials		1,032,902,243
Information Technology - 13.4%
LSI Corp.	1,593,710	17,578,620
F5 Networks, Inc.*	154,649	16,547,442
Juniper Networks, Inc.*	609,821	16,227,336
Red Hat, Inc.*	269,345	15,217,993
Electronic Arts, Inc.*	566,760	14,962,464
Salesforce.com, Inc.*	246,592	14,926,214
Facebook, Inc. — Class A*	234,966	14,701,823
Computer Sciences Corp.	240,959	14,556,333
Google, Inc. — Class A*	11,895	14,047,638
Oracle Corp.	379,422	14,000,672
FLIR Systems, Inc.	439,015	13,925,556
Western Digital Corp.	159,672	13,758,936
TE Connectivity Ltd.	242,486	13,702,884
Hewlett-Packard Co.	471,533	13,674,457
Altera Corp.	408,356	13,651,341
Cisco Systems, Inc.	622,158	13,631,482
Microchip Technology, Inc.[1]	303,636	13,621,111
Accenture plc — Class A	170,480	13,617,942
Autodesk, Inc.*	264,458	13,553,473
Xilinx, Inc.	290,897	13,503,439
NetApp, Inc.	316,833	13,414,709
Broadcom Corp. — Class A	450,277	13,400,244
Harris Corp.	192,466	13,345,592
Seagate Technology plc	252,436	13,343,767
SanDisk Corp.	190,335	13,237,799
NVIDIA Corp.	839,056	13,173,179
Akamai Technologies, Inc.*	275,498	13,135,745
Visa, Inc. — Class A	60,873	13,113,870
EMC Corp.	540,629	13,104,847
Cognizant Technology Solutions Corp. — Class A*	134,913	13,075,768
Microsoft Corp.	343,830	13,013,966
eBay, Inc.*	244,473	13,005,964
VeriSign, Inc.*	221,213	12,996,264
Linear Technology Corp.	290,940	12,958,468
QUALCOMM, Inc.	173,775	12,897,581
Amphenol Corp. — Class A	148,141	12,870,490
Corning, Inc.	747,489	12,864,286
International Business Machines Corp.	72,808	12,863,717

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Information Technology - 13.4% (continued)
Texas Instruments, Inc.	300,634	$12,746,882
Intel Corp.	519,122	12,739,254
Applied Materials, Inc.	755,127	12,701,236
KLA-Tencor Corp.	206,097	12,668,783
Fiserv, Inc.*	225,562	12,642,750
Micron Technology, Inc.*	547,687	12,618,708
Teradata Corp.*	306,873	12,618,618
Fidelity National Information Services, Inc.	248,420	12,594,894
Analog Devices, Inc.	260,403	12,569,653
Automatic Data Processing, Inc.	163,758	12,543,863
CA, Inc.	389,949	12,509,564
Lam Research Corp.*	246,897	12,495,457
Motorola Solutions, Inc.	193,981	12,375,988
Paychex, Inc.	295,848	12,372,363
Intuit, Inc.	168,190	12,319,918
Adobe Systems, Inc.*	207,413	12,276,775
Symantec Corp.	569,788	12,199,161
MasterCard, Inc. — Class A	160,655	12,158,370
Xerox Corp.	1,113,200	12,078,220
Total System Services, Inc.	403,080	12,044,030
Alliance Data Systems Corp.*	49,912	11,961,910
First Solar, Inc.*	234,958	11,884,176
Jabil Circuit, Inc.	660,283	11,865,286
Western Union Co.	769,537	11,850,870
Citrix Systems, Inc.*	217,123	11,739,841
Yahoo!, Inc.*	318,023	11,455,188
Apple, Inc.	22,761	11,394,157
Total Information Technology		856,649,327
Industrials - 12.8%
Allegion plc*	290,996	14,360,669
Pitney Bowes, Inc.	567,884	14,299,319
Textron, Inc.	400,936	14,233,228
Southwest Airlines Co.	678,056	14,205,273
General Dynamics Corp.	139,736	14,156,654
Raytheon Co.	145,949	13,875,371
Caterpillar, Inc.	146,458	13,753,871
L-3 Communications Holdings, Inc.	123,369	13,702,595
Lockheed Martin Corp.	90,745	13,694,328
Quanta Services, Inc.*	439,084	13,686,248
Tyco International Ltd.	337,762	13,675,983
Union Pacific Corp.	78,401	13,660,590
Delta Air Lines, Inc.	445,124	13,625,246
Jacobs Engineering Group, Inc.*	222,086	13,482,841
Robert Half International, Inc.	320,671	13,397,634
United Technologies Corp.	117,447	13,391,307
Pentair Ltd.	180,158	13,391,144
Northrop Grumman Corp.	115,846	13,386,005
Rockwell Collins, Inc.	176,793	13,358,479
Roper Industries, Inc.	97,095	13,325,318
Norfolk Southern Corp.	143,502	13,286,850
Honeywell International, Inc.	145,587	13,281,902
Ryder System, Inc.	186,434	13,272,236
Equifax, Inc.	188,965	13,238,888
Rockwell Automation, Inc.	114,139	13,107,723
CH Robinson Worldwide, Inc.	223,444	13,080,412
Ingersoll-Rand plc	222,036	13,053,496
Cintas Corp.	227,633	12,991,015
Eaton Corporation plc	177,676	12,986,339
Stericycle, Inc.*	110,081	12,886,082
Fluor Corp.	168,650	12,810,654
3M Co.	99,759	12,788,106
Precision Castparts Corp.	49,825	12,692,919
Danaher Corp.	170,359	12,673,006
AMETEK, Inc.	255,894	12,646,281
Flowserve Corp.	174,403	12,614,569
Illinois Tool Works, Inc.	159,698	12,595,381
PACCAR, Inc.	224,486	12,571,216
Emerson Electric Co.	190,456	12,558,669
Masco Corp.	592,473	12,536,729
Xylem, Inc.	373,434	12,457,758
Deere & Co.	144,628	12,432,223
Joy Global, Inc.[1]	235,447	12,429,247
Pall Corp.	154,502	12,375,610
CSX Corp.	457,425	12,309,307
Cummins, Inc.	96,859	12,299,156
FedEx Corp.	91,531	12,202,913
Dover Corp.	140,680	12,177,261
Snap-on, Inc.	121,516	12,169,827
Stanley Black & Decker, Inc.	156,551	12,117,047
Waste Management, Inc.	289,087	12,078,055
Dun & Bradstreet Corp.	109,473	12,042,030
Parker Hannifin Corp.	106,020	12,019,487
Expeditors International of Washington, Inc.	293,003	11,972,103
Fastenal Co.	272,507	11,971,233
Republic Services, Inc. — Class A	371,512	11,899,529
United Parcel Service, Inc. — Class B	124,458	11,852,135
General Electric Co.	470,069	11,812,834
Boeing Co.	94,294	11,811,266
WW Grainger, Inc.	50,079	11,742,524
Nielsen Holdings N.V.	276,838	11,707,479
Kansas City Southern	107,378	11,338,043
Iron Mountain, Inc.	427,743	11,296,693
ADT Corp.[1]	324,875	9,759,245
Total Industrials		818,607,581
Health Care - 11.3%
Alexion Pharmaceuticals, Inc.*	101,963	16,184,586
Vertex Pharmaceuticals, Inc.*	193,197	15,270,291
Forest Laboratories, Inc.*	227,655	15,093,527
Boston Scientific Corp.*	1,106,510	14,971,080
Allergan, Inc.	130,626	14,969,740
Actavis plc*	78,959	14,921,672
Tenet Healthcare Corp.*	312,505	14,378,355
Thermo Fisher Scientific, Inc.	124,494	14,334,239
Biogen Idec, Inc.*	45,827	14,327,353
Gilead Sciences, Inc.*	176,719	14,252,387
Waters Corp.*	131,232	14,208,489
Intuitive Surgical, Inc.*	34,732	14,156,069
Express Scripts Holding Co.*	189,208	14,131,946

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Health Care - 11.3% (continued)
PerkinElmer, Inc.	323,541	$14,106,388
McKesson Corp.	80,205	13,988,554
Hospira, Inc.*	316,115	13,912,221
Merck & Company, Inc.	260,585	13,803,187
Eli Lilly & Co.	255,086	13,777,195
Mylan, Inc.*	301,855	13,707,236
Stryker Corp.	176,173	13,671,025
DaVita HealthCare Partners, Inc.*	209,172	13,581,538
Regeneron Pharmaceuticals, Inc.*	46,723	13,483,791
Varian Medical Systems, Inc.*	164,895	13,407,612
Amgen, Inc.	112,382	13,367,839
Edwards Lifesciences Corp.*	204,983	13,348,493
Agilent Technologies, Inc.	228,772	13,303,092
CareFusion Corp.*	325,745	13,280,624
Cerner Corp.*	232,867	13,247,804
Aetna, Inc.	193,849	13,245,702
St. Jude Medical, Inc.	217,543	13,211,386
Zimmer Holdings, Inc.	139,370	13,096,599
Covidien plc	191,680	13,080,243
Cardinal Health, Inc.	192,223	13,075,008
Cigna Corp.	151,401	13,067,420
Baxter International, Inc.	190,143	12,986,767
Perrigo Company plc	83,138	12,941,261
Becton Dickinson and Co.	119,626	12,933,963
UnitedHealth Group, Inc.	178,840	12,926,555
Medtronic, Inc.	225,587	12,759,201
Abbott Laboratories	346,423	12,699,867
Laboratory Corporation of America Holdings*	141,373	12,699,537
Pfizer, Inc.	416,952	12,675,341
Patterson Companies, Inc.	312,469	12,486,261
Bristol-Myers Squibb Co.	248,760	12,430,537
AmerisourceBergen Corp. — Class A	184,351	12,392,074
WellPoint, Inc.	143,649	12,353,814
Humana, Inc.	126,179	12,277,217
CR Bard, Inc.	94,428	12,236,925
Johnson & Johnson	138,028	12,211,337
Quest Diagnostics, Inc.	232,422	12,202,155
DENTSPLY International, Inc.	263,698	12,167,026
Zoetis, Inc.	399,217	12,120,228
AbbVie, Inc.	240,945	11,861,722
Celgene Corp.*	76,487	11,620,670
Total Health Care		722,945,149
Energy - 8.9%
Williams Companies, Inc.	367,916	14,896,919
ONEOK, Inc.	215,118	14,733,432
Valero Energy Corp.	273,845	13,993,480
Helmerich & Payne, Inc.	158,693	13,971,332
Cabot Oil & Gas Corp.	348,933	13,950,341
Nabors Industries Ltd.	801,744	13,693,788
Spectra Energy Corp.	379,399	13,639,394
Range Resources Corp.	158,246	13,639,223
Baker Hughes, Inc.	239,202	13,548,401
Cameron International Corp.*	224,753	13,478,437
Newfield Exploration Co.*	539,380	13,360,443
Equities Corp.	143,903	13,355,637
Southwestern Energy Co.*	326,800	13,297,492
EOG Resources, Inc.	79,275	13,099,401
Kinder Morgan, Inc.	383,847	13,054,636
Anadarko Petroleum Corp.	160,803	12,975,194
Marathon Petroleum Corp.	148,164	12,897,676
Phillips 66	176,304	12,886,059
Schlumberger Ltd.	145,974	12,782,943
QEP Resources, Inc.	410,990	12,695,481
CONSOL Energy, Inc.	339,289	12,672,444
Denbury Resources, Inc.*	788,410	12,669,749
WPX Energy, Inc.*	662,651	12,623,502
Devon Energy Corp.	212,867	12,605,984
Chesapeake Energy Corp.	466,924	12,564,925
Halliburton Co.	255,194	12,507,058
Exxon Mobil Corp.	132,334	12,195,901
Occidental Petroleum Corp.	138,379	12,117,849
FMC Technologies, Inc.*	244,400	12,083,136
Hess Corp.	159,650	12,051,979
National Oilwell Varco, Inc.	160,124	12,010,901
Pioneer Natural Resources Co.	70,140	11,876,105
ConocoPhillips	181,576	11,793,361
Rowan Companies plc — Class A*	374,472	11,747,187
Apache Corp.	146,277	11,740,192
Chevron Corp.	105,126	11,735,215
Peabody Energy Corp.	684,903	11,677,596
Tesoro Corp.	224,179	11,549,702
Marathon Oil Corp.	352,192	11,548,376
Noble Energy, Inc.	183,563	11,441,482
Murphy Oil Corp.	200,074	11,326,189
Transocean Ltd.	261,470	11,316,422
Ensco plc — Class A	218,693	11,015,566
Diamond Offshore Drilling, Inc.[1]	224,122	10,878,882
Noble Corporation plc	344,804	10,699,268
ONEOK, Inc.	31,208	1,872,480
Total Energy		568,271,160
Consumer Staples - 7.8%
Beam, Inc.	191,705	15,969,026
Tyson Foods, Inc. — Class A	380,935	14,246,969
Constellation Brands, Inc. — Class A*	182,022	13,955,627
Monster Beverage Corp.*	205,247	13,936,271
Coca-Cola Enterprises, Inc.	310,107	13,424,532
Kimberly-Clark Corp.	121,419	13,279,596
Brown-Forman Corp. — Class B	171,873	13,234,221
Hershey Co.	132,963	13,216,522
Hormel Foods Corp.	285,369	12,967,167
Campbell Soup Co.	309,259	12,744,563
CVS Caremark Corp.	187,390	12,690,051
Dr Pepper Snapple Group, Inc.	264,992	12,687,817
Walgreen Co.	221,226	12,687,311
ConAgra Foods, Inc.	398,005	12,652,579
Kraft Foods Group, Inc.	239,617	12,543,950
PepsiCo, Inc.	155,737	12,515,025
Reynolds American, Inc.	257,471	12,487,344

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer Staples - 7.8% (continued)
Molson Coors Brewing Co. — Class B	237,094	$12,480,628
Lorillard, Inc.	251,642	12,385,819
Archer-Daniels-Midland Co.	312,721	12,346,225
Mondelez International, Inc. — Class A	372,591	12,202,355
Sysco Corp.	347,707	12,197,562
General Mills, Inc.	253,933	12,193,863
Coca-Cola Co.	321,373	12,154,327
JM Smucker Co.	125,502	12,097,138
Kellogg Co.	208,398	12,082,916
Colgate-Palmolive Co.	197,156	12,071,862
Wal-Mart Stores, Inc.	161,454	12,057,385
Costco Wholesale Corp.	106,919	12,013,419
Altria Group, Inc.	339,943	11,972,792
McCormick & Company, Inc.	186,326	11,958,403
Clorox Co.[1]	135,288	11,941,872
Estee Lauder Companies, Inc. — Class A	173,558	11,930,377
Safeway, Inc.	376,574	11,764,172
Whole Foods Market, Inc.	225,067	11,762,001
Procter & Gamble Co.	153,085	11,729,373
Mead Johnson Nutrition Co. — Class A	151,679	11,662,598
Philip Morris International, Inc.	147,840	11,552,218
Kroger Co.	315,837	11,401,716
Avon Products, Inc.	748,644	11,147,309
Total Consumer Staples		500,344,901
Utilities - 6.2%
NextEra Energy, Inc.	152,480	14,017,486
NiSource, Inc.	407,553	14,007,597
Ameren Corp.	360,125	13,627,130
Sempra Energy	145,756	13,513,039
Dominion Resources, Inc.	198,318	13,467,775
American Electric Power Company, Inc.	275,387	13,441,639
CMS Energy Corp.	480,974	13,366,267
Edison International	275,956	13,290,041
Northeast Utilities	303,177	13,279,153
Wisconsin Energy Corp.	311,075	13,273,570
AGL Resources, Inc.	276,600	13,215,948
Exelon Corp.	454,835	13,190,215
Public Service Enterprise Group, Inc.	395,608	13,189,571
Pepco Holdings, Inc.	678,554	13,184,304
PPL Corp.	430,920	13,173,224
DTE Energy Co.	192,842	13,155,681
PG&E Corp.	311,852	13,144,562
Xcel Energy, Inc.	454,470	13,138,728
Duke Energy Corp.	184,908	13,058,203
CenterPoint Energy, Inc.	555,792	13,005,533
Entergy Corp.	205,976	12,982,667
AES Corp.	921,707	12,959,200
Southern Co.	314,165	12,956,165
Integrys Energy Group, Inc.	237,285	12,894,067
SCANA Corp.	270,883	12,804,639
Consolidated Edison, Inc.	232,033	12,624,916
NRG Energy, Inc.	451,125	12,563,831
Pinnacle West Capital Corp.	238,719	12,563,781
FirstEnergy Corp.	397,173	12,506,978
TECO Energy, Inc.	750,087	12,286,425
Total Utilities		393,882,335
Materials - 6.1%
Alcoa, Inc.[1]	1,327,043	15,274,265
Vulcan Materials Co.	224,703	13,870,916
Dow Chemical Co.	303,685	13,820,704
Eastman Chemical Co.	173,413	13,519,277
Sigma-Aldrich Corp.	140,958	13,104,865
LyondellBasell Industries N.V. — Class A	165,563	13,039,742
Sherwin-Williams Co.	70,830	12,980,306
Ball Corp.	252,782	12,939,911
MeadWestvaco Corp.	358,323	12,924,711
CF Industries Holdings, Inc.	55,953	12,917,310
International Flavors & Fragrances, Inc.	148,882	12,905,092
Mosaic Co.	286,642	12,801,432
Avery Dennison Corp.	259,214	12,771,474
EI du Pont de Nemours & Co.	209,281	12,768,234
Praxair, Inc.	101,503	12,659,454
International Paper Co.	263,530	12,580,922
PPG Industries, Inc.	68,928	12,569,710
Bemis Company, Inc.	322,477	12,418,589
Ecolab, Inc.	122,994	12,365,817
Sealed Air Corp.	395,909	12,348,402
Air Products & Chemicals, Inc.	117,033	12,304,850
Airgas, Inc.	118,571	12,241,270
FMC Corp.	171,994	12,147,936
Monsanto Co.	113,969	12,143,397
Allegheny Technologies, Inc.	385,016	12,104,903
United States Steel Corp.[1]	462,661	12,080,079
Owens-Illinois, Inc.*	371,619	11,906,673
Freeport-McMoRan Copper & Gold, Inc.	367,200	11,900,952
Nucor Corp.	244,459	11,819,593
Newmont Mining Corp.	540,909	11,683,634
Cliffs Natural Resources, Inc.[1]	536,407	10,363,383
Total Materials		391,277,803
Telecommunication Services - 1.0%
Frontier Communications Corp.[1]	2,839,602	13,346,129
Verizon Communications, Inc.	263,566	12,656,439
AT&T, Inc.	372,387	12,407,935
Windstream Holdings, Inc.[1]	1,583,127	11,841,790
CenturyLink, Inc.	410,085	11,835,053
Total Telecommunication Services		62,087,346
Total Common Stocks
(Cost $5,472,897,054)		6,381,253,350
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	8,842,815	8,842,815
Total Short Term Investments
(Cost $8,842,815)		8,842,815

Guggenheim S&P 500® Equal Weight ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.1% (continued)
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$66,664,430	$66,664,430
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	45,938,459	45,938,459
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	20,512,132	20,512,132
Total Securities Lending Collateral
(Cost $133,115,021)		133,115,021
Total Investments - 102.1%
(Cost $5,614,854,890)		$6,523,211,186
Other Assets & Liabilities, net - (2.1)%		(132,224,420)
Total Net Assets - 100.0%		$6,390,986,766

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3 .
[2]	Securities lending collateral — See Note 3 .

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Financial ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Regional Banks - 11.4%
Regions Financial Corp.	98,968	$1,006,505
PNC Financial Services Group, Inc.	12,511	999,379
BB&T Corp.	26,687	998,361
SunTrust Banks, Inc.	26,953	997,800
Fifth Third Bancorp	46,944	986,763
Zions Bancorporation	33,130	952,488
M&T Bank Corp.	8,288	924,195
KeyCorp	72,325	922,867
Huntington Bancshares, Inc.	100,768	913,966
Total Regional Banks		8,702,324
Asset Management & Custody Banks - 11.0%
Northern Trust Corp.	16,380	986,404
Legg Mason, Inc.	22,790	965,157
BlackRock, Inc. — Class A	3,167	951,588
T. Rowe Price Group, Inc.	12,034	943,947
Ameriprise Financial, Inc.	8,841	933,963
Bank of New York Mellon Corp.	28,659	915,942
Franklin Resources, Inc.	17,460	908,095
Invesco Ltd.	27,274	906,861
State Street Corp.	13,523	905,365
Total Asset Management & Custody Banks		8,417,322
Specialized REIT's - 10.3%
Ventas, Inc.	16,846	1,051,021
HCP, Inc.	26,364	1,032,151
Health Care REIT, Inc.	17,498	1,013,484
Public Storage	6,307	993,920
American Tower Corp. — Class A	12,286	993,692
Host Hotels & Resorts, Inc.	52,197	959,903
Weyerhaeuser Co.	31,425	938,979
Plum Creek Timber Company, Inc.	21,222	914,032
Total Specialized REIT's		7,897,182
Life & Health Insurance - 8.2%
Torchmark Corp.	12,435	934,490
MetLife, Inc.	18,425	903,746
Prudential Financial, Inc.	10,693	902,382
Aflac, Inc.	14,301	897,817
Unum Group	27,815	895,643
Lincoln National Corp.	18,513	889,179
Principal Financial Group, Inc.	19,620	854,843
Total Life & Health Insurance		6,278,100
Property & Casualty Insurance - 8.1%
Allstate Corp.	17,861	914,483
XL Group plc — Class A	31,810	914,219
Cincinnati Financial Corp.	18,418	892,352
ACE Ltd.	9,504	891,570
Travelers Companies, Inc.	10,905	886,358
Chubb Corp.	10,145	857,658
Progressive Corp.	35,943	835,315
Total Property & Casualty Insurance		6,191,955
Diversified Banks - 7.5%
Bank of America Corp.	62,129	1,040,661
Wells Fargo & Co.	21,568	977,893
U.S. Bancorp	24,145	959,281
Comerica, Inc.	20,940	959,052
JPMorgan Chase & Co.	16,792	929,605
Citigroup, Inc.	18,505	877,692
Total Diversified Banks		5,744,184
Specialized Finance - 6.1%
McGraw Hill Financial, Inc.	13,064	993,387
Moody's Corp.	13,126	978,937
NASDAQ OMX Group, Inc.	24,465	933,340
IntercontinentalExchange Group, Inc.	4,277	892,995
CME Group, Inc. — Class A	11,569	864,898
Total Specialized Finance		4,663,557
Multi-Line Insurance - 6.0%
Assurant, Inc.	14,679	959,273
Genworth Financial, Inc. — Class A*	63,045	929,914
American International Group, Inc.	18,964	909,513
Loews Corp.	20,261	903,438
Hartford Financial Services Group, Inc.	26,934	895,556
Total Multi-Line Insurance		4,597,694
Retail REIT's - 5.0%
Kimco Realty Corp.	47,109	985,049
Simon Property Group, Inc.	6,223	963,569
General Growth Properties, Inc.	46,234	931,153
Macerich Co.	16,117	912,222
Total Retail REIT's		3,791,993
Investment Banking & Brokerage - 4.9%
E*TRADE Financial Corp.*	50,896	1,018,938
Charles Schwab Corp.	38,049	944,376
Goldman Sachs Group, Inc.	5,601	919,236
Morgan Stanley	30,338	895,274
Total Investment Banking & Brokerage		3,777,824
Consumer Finance - 4.8%
American Express Co.	11,271	958,260
Discover Financial Services	17,788	954,326
Capital One Financial Corp.	13,194	931,628
SLM Corp.	36,614	833,335
Total Consumer Finance		3,677,549
Residential REIT's - 3.9%
Apartment Investment & Management Co. — Class A	36,740	1,027,618
Equity Residential	18,067	1,000,550
AvalonBay Communities, Inc.	7,910	976,885
Total Residential REIT's		3,005,053
Multi-Sector Holdings - 2.4%
Leucadia National Corp.	34,672	947,586
Berkshire Hathaway, Inc. — Class B*	8,268	922,709
Total Multi-Sector Holdings		1,870,295
Thrifts & Mortgage Finance - 2.4%
Hudson City Bancorp, Inc.	102,967	930,822
People's United Financial, Inc.	64,821	921,106
Total Thrifts & Mortgage Finance		1,851,928
Insurance Brokers - 2.4%
Aon plc	11,557	929,876

Guggenheim S&P 500® Equal Weight Financial ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Insurance Brokers - 2.4% (continued)
Marsh & McLennan Companies, Inc.	19,959	$912,326
Total Insurance Brokers		1,842,202
Office REIT's - 1.4%
Boston Properties, Inc.	9,581	1,035,610
Real Estate Services - 1.3%
CBRE Group, Inc. — Class A*	38,074	1,010,484
Industrial REIT's - 1.3%
Prologis, Inc.	25,988	1,007,295
Diversified REIT's - 1.3%
Vornado Realty Trust	10,710	983,499
Total Common Stocks
(Cost $71,987,955)		76,346,050
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	160,080	160,080
Total Short Term Investments
(Cost $160,080)		160,080
Total Investments - 99.9%
(Cost $72,148,035)		$76,506,130
Other Assets & Liabilities, net - 0.1%		72,148
Total Net Assets - 100.0%		$76,578,278

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company
REIT	Real Estate Investment Trust

Guggenheim S&P 500® Equal Weight Health Care ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Health Care Equipment - 25.7%
Boston Scientific Corp.*	283,543	$3,836,337
Intuitive Surgical, Inc.*	8,898	3,626,647
Stryker Corp.	45,134	3,502,398
Varian Medical Systems, Inc.*	42,241	3,434,616
Edwards Lifesciences Corp.*	52,560	3,422,707
CareFusion Corp.*	83,439	3,401,808
St. Jude Medical, Inc.	55,693	3,382,236
Zimmer Holdings, Inc.	35,684	3,353,225
Covidien plc	49,078	3,349,083
Baxter International, Inc.	48,734	3,328,532
Becton Dickinson and Co.	30,632	3,311,932
Medtronic, Inc.	57,782	3,268,150
Abbott Laboratories	88,731	3,252,878
CR Bard, Inc.	24,172	3,132,449
Total Health Care Equipment		47,602,998
Pharmaceuticals - 24.1%
Forest Laboratories, Inc.*	58,229	3,860,583
Allergan, Inc.	33,440	3,832,224
Actavis plc*	20,203	3,817,963
Hospira, Inc.*	80,981	3,563,974
Merck & Company, Inc.	66,758	3,536,171
Eli Lilly & Co.	65,383	3,531,336
Mylan, Inc.*	77,304	3,510,375
Perrigo Company plc	21,267	3,310,421
Pfizer, Inc.	106,775	3,245,960
Bristol-Myers Squibb Co.	63,658	3,180,990
Johnson & Johnson	35,347	3,127,149
Zoetis, Inc.	102,267	3,104,826
AbbVie, Inc.	61,673	3,036,162
Total Pharmaceuticals		44,658,134
Biotechnology - 13.6%
Alexion Pharmaceuticals, Inc.*	26,112	4,144,757
Vertex Pharmaceuticals, Inc.*	49,545	3,916,037
Biogen Idec, Inc.*	11,726	3,666,017
Gilead Sciences, Inc.*	45,232	3,647,961
Regeneron Pharmaceuticals, Inc.*	11,979	3,457,020
Amgen, Inc.	28,790	3,424,571
Celgene Corp.*	19,587	2,975,853
Total Biotechnology		25,232,216
Managed Health Care - 8.8%
Aetna, Inc.	49,674	3,394,224
Cigna Corp.	38,791	3,348,051
UnitedHealth Group, Inc.	45,828	3,312,448
WellPoint, Inc.	36,800	3,164,800
Humana, Inc.	32,325	3,145,223
Total Managed Health Care		16,364,746
Life Sciences Tools & Services - 7.7%
Thermo Fisher Scientific, Inc.	31,877	3,670,318
Waters Corp.*	33,635	3,641,661
PerkinElmer, Inc.	82,875	3,613,350
Agilent Technologies, Inc.	58,553	3,404,857
Total Life Sciences Tools & Services		14,330,186
Health Care Services - 7.3%
Express Scripts Holding Co.*	48,474	3,620,523
DaVita HealthCare Partners, Inc.*	53,566	3,478,040
Laboratory Corporation of America Holdings*	36,236	3,255,080
Quest Diagnostics, Inc.	59,584	3,128,160
Total Health Care Services		13,481,803
Health Care Distributors - 7.2%
McKesson Corp.	20,521	3,579,068
Cardinal Health, Inc.	49,168	3,344,407
Patterson Companies, Inc.	80,060	3,199,198
AmerisourceBergen Corp. — Class A	47,184	3,171,708
Total Health Care Distributors		13,294,381
Health Care Facilities - 2.0%
Tenet Healthcare Corp.*	80,060	3,683,561
Health Care Technology - 1.8%
Cerner Corp.*	59,617	3,391,611
Health Care Supplies - 1.7%
DENTSPLY International, Inc.	67,517	3,115,234
Total Common Stocks
(Cost $164,803,427)		185,154,870
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	249,430	249,430
Total Short Term Investments
(Cost $249,430)		249,430
Total Investments - 100.0%
(Cost $165,052,857)		$185,404,300
Other Assets & Liabilities, net - 0.0%		54,068
Total Net Assets - 100.0%		$185,458,368

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Aerospace & Defense - 18.0%
Textron, Inc.	42,363	$1,503,888
General Dynamics Corp.	14,768	1,496,146
Raytheon Co.	15,419	1,465,884
L-3 Communications Holdings, Inc.	13,035	1,447,797
Lockheed Martin Corp.	9,589	1,447,076
United Technologies Corp.	12,416	1,415,672
Northrop Grumman Corp.	12,237	1,413,985
Rockwell Collins, Inc.	18,692	1,412,368
Honeywell International, Inc.	15,388	1,403,847
Precision Castparts Corp.	5,263	1,340,749
Boeing Co.	9,956	1,247,089
Total Aerospace & Defense		15,594,501
Industrial Machinery - 15.2%
Pentair Ltd.	19,039	1,415,169
Ingersoll-Rand plc	23,457	1,379,037
Flowserve Corp.	18,420	1,332,319
Illinois Tool Works, Inc.	16,881	1,331,404
Xylem, Inc.	39,418	1,314,984
Pall Corp.	16,319	1,307,152
Dover Corp.	14,875	1,287,580
Snap-on, Inc.	12,841	1,286,026
Stanley Black & Decker, Inc.	16,559	1,281,667
Parker Hannifin Corp.	11,204	1,270,197
Total Industrial Machinery		13,205,535
Electrical Components & Equipment - 7.9%
Roper Industries, Inc.	10,263	1,408,494
Rockwell Automation, Inc.	12,061	1,385,085
Eaton Corporation plc	18,779	1,372,557
AMETEK, Inc.	27,042	1,336,416
Emerson Electric Co.	20,133	1,327,570
Total Electrical Components & Equipment		6,830,122
Construction & Farm Machinery & Heavy Trucks - 7.7%
Caterpillar, Inc.	15,486	1,454,290
PACCAR, Inc.	23,729	1,328,824
Joy Global, Inc.[1]	24,895	1,314,207
Deere & Co.	15,286	1,313,985
Cummins, Inc.	10,249	1,301,418
Total Construction & Farm Machinery & Heavy Trucks		6,712,724
Railroads - 6.2%
Union Pacific Corp.	8,290	1,444,450
Norfolk Southern Corp.	15,153	1,403,016
CSX Corp.	48,341	1,300,856
Kansas City Southern	11,348	1,198,235
Total Railroads		5,346,557
Air Freight & Logistics - 6.0%
CH Robinson Worldwide, Inc.	23,631	1,383,359
FedEx Corp.	9,664	1,288,404
Expeditors International of Washington, Inc.	30,980	1,265,843
United Parcel Service, Inc. — Class B	13,148	1,252,084
Total Air Freight & Logistics		5,189,690
Construction & Engineering - 4.9%
Quanta Services, Inc.*	46,388	1,445,914
Jacobs Engineering Group, Inc.*	23,483	1,425,653
Fluor Corp.	17,819	1,353,531
Total Construction & Engineering		4,225,098
Industrial Conglomerates - 4.5%
3M Co.	10,541	1,351,251
Danaher Corp.	18,006	1,339,466
General Electric Co.	49,659	1,247,931
Total Industrial Conglomerates		3,938,648
Research & Consulting Services - 4.5%
Equifax, Inc.	19,965	1,398,748
Dun & Bradstreet Corp.	11,568	1,272,480
Nielsen Holdings N.V.	29,215	1,235,502
Total Research & Consulting Services		3,906,730
Environmental & Facilities Services - 4.5%
Stericycle, Inc.*	11,635	1,361,993
Waste Management, Inc.	30,555	1,276,588
Republic Services, Inc. — Class A	39,270	1,257,818
Total Environmental & Facilities Services		3,896,399
Airlines - 3.4%
Southwest Airlines Co.	71,540	1,498,763
Delta Air Lines, Inc.	46,981	1,438,088
Total Airlines		2,936,851
Building Products - 3.3%
Allegion plc*	30,816	1,520,771
Masco Corp.	62,629	1,325,230
Total Building Products		2,846,001
Diversified Support Services - 3.0%
Cintas Corp.	24,051	1,372,591
Iron Mountain, Inc.	45,195	1,193,600
Total Diversified Support Services		2,566,191
Trading Companies & Distributors - 2.9%
Fastenal Co.	28,822	1,266,150
WW Grainger, Inc.	5,298	1,242,275
Total Trading Companies & Distributors		2,508,425
Security & Alarm Services - 2.9%
Tyco International Ltd.	35,685	1,444,886
ADT Corp.[1]	34,351	1,031,904
Total Security & Alarm Services		2,476,790
Office Services & Supplies - 1.7%
Pitney Bowes, Inc.	59,930	1,509,038
Human Resources & Employment Services - 1.6%
Robert Half International, Inc.	33,894	1,416,091
Trucking - 1.6%
Ryder System, Inc.	19,692	1,401,873
Total Common Stocks
(Cost $77,965,292)		86,507,264
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	89,746	89,746
Total Short Term Investments
(Cost $89,746)		89,746

Guggenheim S&P 500® Equal Weight Industrials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 2.2%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$946,969	$946,969
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	652,556	652,556
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	291,375	291,375
Total Securities Lending Collateral
(Cost $1,890,900)		1,890,900
Total Investments - 102.1%
(Cost $79,945,938)		$88,487,910
Other Assets & Liabilities, net - (2.1)%		(1,857,846)
Total Net Assets - 100.0%		$86,630,064

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Materials ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Specialty Chemicals - 16.3%
Sigma-Aldrich Corp.	20,452	$1,901,422
Sherwin-Williams Co.	10,280	1,883,913
International Flavors & Fragrances, Inc.	21,595	1,871,855
PPG Industries, Inc.	9,998	1,823,235
Ecolab, Inc.	17,835	1,793,131
Total Specialty Chemicals		9,273,556
Diversified Chemicals - 13.4%
Dow Chemical Co.	44,059	2,005,125
Eastman Chemical Co.	25,172	1,962,409
EI du Pont de Nemours & Co.	30,367	1,852,691
FMC Corp.	24,952	1,762,360
Total Diversified Chemicals		7,582,585
Paper Packaging - 13.0%
MeadWestvaco Corp.	52,026	1,876,578
Avery Dennison Corp.	37,593	1,852,207
Bemis Company, Inc.	46,795	1,802,075
Sealed Air Corp.	57,432	1,791,304
Total Paper Packaging		7,322,164
Steel - 11.8%
Allegheny Technologies, Inc.	55,823	1,755,075
United States Steel Corp.[1]	66,981	1,748,874
Nucor Corp.	35,462	1,714,588
Cliffs Natural Resources, Inc.[1]	77,810	1,503,289
Total Steel		6,721,826
Fertilizers & Agricultural Chemicals - 9.7%
CF Industries Holdings, Inc.	8,113	1,872,967
Mosaic Co.	41,607	1,858,169
Monsanto Co.	16,528	1,761,058
Total Fertilizers & Agricultural Chemicals		5,492,194
Industrial Gases - 9.5%
Praxair, Inc.	14,726	1,836,627
Air Products & Chemicals, Inc.	16,984	1,785,698
Airgas, Inc.	17,204	1,776,141
Total Industrial Gases		5,398,466
Metal & Glass Containers - 6.3%
Ball Corp.	36,650	1,876,114
Owens-Illinois, Inc.*	53,882	1,726,379
Total Metal & Glass Containers		3,602,493
Aluminum - 3.9%
Alcoa, Inc.	192,353	2,213,982
Construction Materials - 3.5%
Vulcan Materials Co.	32,589	2,011,719
Commodity Chemicals - 3.3%
LyondellBasell Industries N.V. — Class A	24,010	1,891,028
Paper Products - 3.2%
International Paper Co.	38,244	1,825,769
Diversified Metals & Mining - 3.0%
Freeport-McMoRan Copper & Gold, Inc.	53,269	1,726,448
Gold - 3.0%
Newmont Mining Corp.	78,576	1,697,242
Total Common Stocks
(Cost $48,444,722)		56,759,472
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	43,818	43,818
Total Short Term Investments
(Cost $43,818)		43,818
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 5.8%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$1,649,909	1,649,909
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	1,136,952	1,136,952
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	507,664	507,664
Total Securities Lending Collateral
(Cost $3,294,525)		3,294,525
Total Investments - 105.8%
(Cost $51,783,065)		$60,097,815
Other Assets & Liabilities, net - (5.8)%		(3,273,517)
Total Net Assets - 100.0%		$56,824,298

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Semiconductors - 18.7%
LSI Corp.	732,547	$8,079,993
Altera Corp.	187,950	6,283,169
Microchip Technology, Inc.[1]	139,535	6,259,540
Xilinx, Inc.	133,761	6,209,186
Broadcom Corp. — Class A	206,867	6,156,362
NVIDIA Corp.	385,802	6,057,091
Linear Technology Corp.	133,679	5,954,063
Texas Instruments, Inc.	138,134	5,856,882
Intel Corp.	238,563	5,854,336
Micron Technology, Inc.*	251,071	5,784,676
Analog Devices, Inc.	119,689	5,777,388
First Solar, Inc.*	107,726	5,448,781
Total Semiconductors		73,721,467
Data Processing & Outsourced Services - 16.1%
Computer Sciences Corp.	110,763	6,691,193
Visa, Inc. — Class A	27,957	6,022,777
Fiserv, Inc.*	103,605	5,807,060
Fidelity National Information Services, Inc.	114,118	5,785,783
Automatic Data Processing, Inc.	75,240	5,763,384
Paychex, Inc.	135,935	5,684,802
MasterCard, Inc. — Class A	73,610	5,570,805
Xerox Corp.	511,427	5,548,983
Total System Services, Inc.	185,189	5,533,447
Alliance Data Systems Corp.*	23,087	5,533,030
Western Union Co.	353,968	5,451,107
Total Data Processing & Outsourced Services		63,392,371
Communications Equipment - 9.9%
F5 Networks, Inc.*	71,136	7,611,552
Juniper Networks, Inc.*	280,340	7,459,847
Cisco Systems, Inc.	286,277	6,272,329
Harris Corp.	88,401	6,129,725
QUALCOMM, Inc.	79,841	5,925,799
Motorola Solutions, Inc.	89,084	5,683,559
Total Communications Equipment		39,082,811
Internet Software & Services - 9.3%
Facebook, Inc. — Class A*	108,678	6,799,982
Google, Inc. — Class A*	5,464	6,452,820
Akamai Technologies, Inc.*	126,733	6,042,629
eBay, Inc.*	112,416	5,980,531
VeriSign, Inc.*	101,585	5,968,119
Yahoo!, Inc.*	145,855	5,253,697
Total Internet Software & Services		36,497,778
Systems Software - 7.8%
Red Hat, Inc.*	123,883	6,999,390
Oracle Corp.	174,382	6,434,696
Microsoft Corp.	157,932	5,977,726
CA, Inc.	179,164	5,747,581
Symantec Corp.	262,082	5,611,176
Total Systems Software		30,770,569
Computer Storage & Peripherals - 7.8%
Western Digital Corp.	73,303	6,316,520
NetApp, Inc.	145,700	6,168,938
Seagate Technology plc	115,885	6,125,681
SanDisk Corp.	87,448	6,082,008
EMC Corp.	248,696	6,028,391
Total Computer Storage & Peripherals		30,721,538
Application Software - 7.6%
Salesforce.com, Inc.*	113,345	6,860,773
Autodesk, Inc.*	121,366	6,220,008
Intuit, Inc.	77,239	5,657,757
Adobe Systems, Inc.*	95,176	5,633,467
Citrix Systems, Inc.*	99,932	5,403,323
Total Application Software		29,775,328
IT Consulting & Other Services - 6.1%
Accenture plc — Class A	78,367	6,259,956
Cognizant Technology Solutions Corp. — Class A*	61,941	6,003,322
International Business Machines Corp.	33,528	5,923,727
Teradata Corp.*	141,366	5,812,970
Total IT Consulting & Other Services		23,999,975
Semiconductor Equipment - 4.4%
Applied Materials, Inc.	346,972	5,836,069
KLA-Tencor Corp.	94,720	5,822,438
Lam Research Corp.*	113,459	5,742,160
Total Semiconductor Equipment		17,400,667
Electronic Components - 3.0%
Amphenol Corp. — Class A	68,057	5,912,792
Corning, Inc.	343,275	5,907,763
Total Electronic Components		11,820,555
Electronic Manufacturing Services - 3.0%
TE Connectivity Ltd.	111,488	6,300,187
Jabil Circuit, Inc.	303,868	5,460,508
Total Electronic Manufacturing Services		11,760,695
Computer Hardware - 2.9%
Hewlett-Packard Co.	216,452	6,277,108
Apple, Inc.	10,465	5,238,779
Total Computer Hardware		11,515,887
Home Entertainment Software - 1.7%
Electronic Arts, Inc.*	260,787	6,884,777
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc.	201,908	6,404,522
Total Common Stocks
(Cost $355,519,329)		393,748,940
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	451,382	451,382
Total Short Term Investments
(Cost $451,382)		451,382

Guggenheim S&P 500® Equal Weight Technology ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 0.7%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$1,362,836	$1,362,836
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	939,130	939,130
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	$419,334	$419,334
Total Securities Lending Collateral
(Cost $2,721,300)		2,721,300
Total Investments - 100.7%
(Cost $358,692,011)		$396,921,622
Other Assets & Liabilities, net - (0.7)%		(2,730,268)
Total Net Assets - 100.0%		$394,191,354

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P 500® Equal Weight Utilities ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Multi-Utilities - 39.3%
NiSource, Inc.	44,528	$1,530,427
Ameren Corp.	39,341	1,488,663
Sempra Energy	15,926	1,476,499
Dominion Resources, Inc.	21,672	1,471,746
CMS Energy Corp.	52,567	1,460,837
Wisconsin Energy Corp.	33,995	1,450,567
Public Service Enterprise Group, Inc.	43,240	1,441,622
DTE Energy Co.	21,079	1,438,009
PG&E Corp.	34,085	1,436,683
CenterPoint Energy, Inc.	60,744	1,421,410
Integrys Energy Group, Inc.	25,942	1,409,688
SCANA Corp.	29,600	1,399,192
Consolidated Edison, Inc.	25,357	1,379,674
TECO Energy, Inc.	81,961	1,342,521
Total Multi-Utilities		20,147,538
Electric Utilities - 36.5%
NextEra Energy, Inc.	16,657	1,531,278
American Electric Power Company, Inc.	30,082	1,468,302
Edison International	30,158	1,452,409
Northeast Utilities	33,127	1,450,963
Exelon Corp.	49,736	1,442,344
Pepco Holdings, Inc.	74,149	1,440,715
PPL Corp.	47,104	1,439,969
Xcel Energy, Inc.	49,667	1,435,873
Duke Energy Corp.	20,204	1,426,806
Entergy Corp.	22,512	1,418,931
Southern Co.	34,340	1,416,182
Pinnacle West Capital Corp.	26,094	1,373,327
FirstEnergy Corp.	43,446	1,368,115
Total Electric Utilities		18,665,214
Integrated Telecommunication Services - 13.2%
Frontier Communications Corp.[1]	310,297	1,458,396
Verizon Communications, Inc.	28,801	1,383,024
AT&T, Inc.	40,698	1,356,057
Windstream Holdings, Inc.[1]	173,083	1,294,661
CenturyLink, Inc.	44,831	1,293,823
Total Integrated Telecommunication Services		6,785,961
Independent Power Producers & Energy Traders - 5.4%
AES Corp.	100,711	1,415,997
NRG Energy, Inc.	49,295	1,372,866
Total Independent Power Producers & Energy Traders		2,788,863
Gas Utilities - 2.8%
AGL Resources, Inc.	30,220	1,443,912
Specialized REIT's - 2.6%
Crown Castle International Corp.*	18,641	1,322,765
Total Common Stocks
(Cost $49,335,489)		51,154,253
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	88,622	88,622
Total Short Term Investments
(Cost $88,622)		88,622

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 5.2%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$1,337,633	1,337,633
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	921,763	921,763
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	411,579	411,579
Total Securities Lending Collateral
(Cost $2,670,975)		2,670,975
Total Investments - 105.2%
(Cost $52,095,086)		$53,913,850
Other Assets & Liabilities, net - (5.2)%		(2,656,400)
Total Net Assets - 100.0%		$51,257,450

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Consumer Discretionary - 28.9%
Netflix, Inc.*	50,989	$20,871,326
Chipotle Mexican Grill, Inc. — Class A*	33,088	18,263,252
TripAdvisor, Inc.*	230,651	17,803,951
Michael Kors Holdings Ltd.*	211,674	16,919,103
Wynn Resorts Ltd.	74,387	16,173,222
Priceline.com, Inc.*	13,370	15,307,179
News Corp. — Class A*	934,872	14,920,557
Harman International Industries, Inc.	139,081	14,385,148
Goodyear Tire & Rubber Co.	539,592	12,766,747
Amazon.com, Inc.*	31,383	11,256,768
DIRECTV*	148,313	10,297,372
Fossil Group, Inc.*	91,073	10,184,694
Comcast Corp. — Class A	180,460	9,826,047
Tractor Supply Co.	128,643	8,556,046
Wyndham Worldwide Corp.	119,061	8,446,187
Discovery Communications, Inc. — Class A*	88,518	7,061,966
Interpublic Group of Companies, Inc.	393,341	6,419,325
Johnson Controls, Inc.	136,135	6,278,546
NIKE, Inc. — Class B	84,380	6,147,083
BorgWarner, Inc.	114,327	6,139,360
CBS Corp. — Class B	98,910	5,807,995
Viacom, Inc. — Class B	67,026	5,502,835
Graham Holdings Co. — Class B	8,419	5,270,799
VF Corp.	89,933	5,256,584
Dollar Tree, Inc.*	93,275	4,712,253
Time Warner Cable, Inc.	33,547	4,470,809
Starbucks Corp.	60,665	4,314,495
O'Reilly Automotive, Inc.*	32,466	4,252,397
Mohawk Industries, Inc.*	29,822	4,240,092
Bed Bath & Beyond, Inc.*	64,238	4,101,596
Harley-Davidson, Inc.	65,869	4,063,459
TJX Companies, Inc.	66,262	3,800,788
Total Consumer Discretionary		293,817,981
Health Care - 16.1%
Vertex Pharmaceuticals, Inc.*	233,658	18,468,328
Actavis plc*	97,412	18,408,920
Celgene Corp.*	113,373	17,224,760
Gilead Sciences, Inc.*	196,463	15,844,741
Regeneron Pharmaceuticals, Inc.*	53,866	15,545,189
Biogen Idec, Inc.*	47,377	14,811,945
Boston Scientific Corp.*	871,783	11,795,224
Alexion Pharmaceuticals, Inc.*	66,559	10,564,910
Cigna Corp.	101,767	8,783,510
Allergan, Inc.	74,361	8,521,771
Perrigo Company plc	40,983	6,379,414
Cerner Corp.*	108,441	6,169,208
Thermo Fisher Scientific, Inc.	53,129	6,117,273
St. Jude Medical, Inc.	83,489	5,070,287
Total Health Care		163,705,480
Information Technology - 15.8%
Facebook, Inc. — Class A*	326,812	20,448,626
Seagate Technology plc	307,371	16,247,631
VeriSign, Inc.*	240,492	14,128,905
Western Digital Corp.	158,211	13,633,042
Google, Inc. — Class A*	10,609	12,528,911
Alliance Data Systems Corp.*	49,330	11,822,428
Cognizant Technology Solutions Corp. — Class A*	106,154	10,288,446
First Solar, Inc.*	187,921	9,505,044
MasterCard, Inc. — Class A	105,647	7,995,365
Salesforce.com, Inc.*	123,277	7,461,957
QUALCOMM, Inc.	88,436	6,563,720
Electronic Arts, Inc.*	237,951	6,281,906
SanDisk Corp.	79,166	5,505,995
Fidelity National Information Services, Inc.	98,287	4,983,151
Yahoo!, Inc.*	136,504	4,916,874
Visa, Inc. — Class A	22,716	4,893,708
Micron Technology, Inc.*	191,384	4,409,487
Total Information Technology		161,615,196
Financials - 14.9%
Huntington Bancshares, Inc.	2,339,631	21,220,452
KeyCorp	1,221,273	15,583,443
Fifth Third Bancorp	688,115	14,464,177
Comerica, Inc.	302,757	13,866,271
Prudential Financial, Inc.	155,576	13,129,059
Discover Financial Services	188,586	10,117,639
Ameriprise Financial, Inc.	94,126	9,943,471
SLM Corp.	392,889	8,942,154
Moody's Corp.	113,106	8,435,445
Charles Schwab Corp.	312,090	7,746,074
Torchmark Corp.	74,198	5,575,980
BlackRock, Inc. — Class A	15,847	4,761,548
American Express Co.	54,843	4,662,752
Macerich Co.	78,727	4,455,948
Invesco Ltd.	132,650	4,410,613
IntercontinentalExchange Group, Inc.	18,528	3,868,461
Total Financials		151,183,487
Energy - 8.3%
Cabot Oil & Gas Corp.	335,476	13,412,330
Helmerich & Payne, Inc.	132,141	11,633,694
Pioneer Natural Resources Co.	63,617	10,771,630
Halliburton Co.	215,395	10,556,509
EOG Resources, Inc.	63,669	10,520,666
Range Resources Corp.	89,881	7,746,843
Noble Energy, Inc.	89,671	5,589,193
Equities Corp.	53,102	4,928,397
Schlumberger Ltd.	54,619	4,782,986
Kinder Morgan, Inc.	128,940	4,385,249
Total Energy		84,327,497
Industrials - 8.0%
Southwest Airlines Co.	789,997	16,550,437
Delta Air Lines, Inc.	462,019	14,142,402
Textron, Inc.	327,520	11,626,960
PACCAR, Inc.	154,792	8,668,352
Robert Half International, Inc.	181,015	7,562,807
Boeing Co.	52,500	6,576,150
Pitney Bowes, Inc.	227,591	5,730,741
Precision Castparts Corp.	20,846	5,310,519

Guggenheim S&P 500® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrials - 8.0% (continued)
Flowserve Corp.	71,378	$5,162,771
Total Industrials		81,331,139
Consumer Staples - 4.1%
Safeway, Inc.	562,193	17,562,909
Constellation Brands, Inc. — Class A*	192,283	14,742,338
Monster Beverage Corp.*	80,062	5,436,210
Coca-Cola Enterprises, Inc.	98,285	4,254,758
Total Consumer Staples		41,996,215
Materials - 3.8%
LyondellBasell Industries N.V. — Class A	155,828	12,273,013
Sealed Air Corp.	271,314	8,462,284
Ecolab, Inc.	75,659	7,606,756
Eastman Chemical Co.	76,270	5,946,009
PPG Industries, Inc.	23,233	4,236,770
Total Materials		38,524,832
Total Common Stocks
(Cost $922,164,908)		1,016,501,827
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	597,568	597,568
Total Short Term Investments
(Cost $597,568)		597,568
Total Investments - 100.0%
(Cost $922,762,476)		$1,017,099,395
Other Assets & Liabilities, net - 0.0%		(130,406)
Total Net Assets - 100.0%		$1,016,968,989

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6%
Financials - 25.5%
Berkshire Hathaway, Inc. — Class B*	105,257	$11,746,681
Assurant, Inc.	147,336	9,628,408
Genworth Financial, Inc. — Class A*	561,033	8,275,237
Unum Group	218,333	7,030,323
Hartford Financial Services Group, Inc.	211,209	7,022,699
American International Group, Inc.	143,411	6,877,992
MetLife, Inc.	134,050	6,575,153
XL Group plc — Class A	226,247	6,502,339
Allstate Corp.	122,015	6,247,168
Loews Corp.	120,874	5,389,772
Capital One Financial Corp.	71,599	5,055,605
Bank of America Corp.	301,765	5,054,564
SunTrust Banks, Inc.	136,503	5,053,341
Morgan Stanley	162,282	4,788,942
PNC Financial Services Group, Inc.	55,243	4,412,811
JPMorgan Chase & Co.	77,734	4,303,354
Goldman Sachs Group, Inc.	26,109	4,285,009
Travelers Companies, Inc.	49,034	3,985,484
ACE Ltd.	39,657	3,720,223
NASDAQ OMX Group, Inc.	97,506	3,719,854
Bank of New York Mellon Corp.	107,591	3,438,608
BB&T Corp.	80,162	2,998,860
Hudson City Bancorp, Inc.	327,143	2,957,373
Cincinnati Financial Corp.	49,871	2,416,250
Chubb Corp.	27,655	2,337,954
Wells Fargo & Co.	50,444	2,287,131
Aflac, Inc.	34,319	2,154,547
M&T Bank Corp.	17,858	1,991,346
Progressive Corp.	84,988	1,975,121
Total Financials		142,232,149
Utilities - 16.0%
NRG Energy, Inc.	278,043	7,743,498
Exelon Corp.	234,913	6,812,477
Entergy Corp.	95,989	6,050,187
Pepco Holdings, Inc.	282,063	5,480,484
Integrys Energy Group, Inc.	100,608	5,467,039
FirstEnergy Corp.	138,818	4,371,379
AES Corp.	298,632	4,198,766
Edison International	82,738	3,984,662
PG&E Corp.	91,893	3,873,290
Consolidated Edison, Inc.	70,651	3,844,121
Xcel Energy, Inc.	125,974	3,641,908
SCANA Corp.	74,652	3,528,800
DTE Energy Co.	48,822	3,330,637
Public Service Enterprise Group, Inc.	99,337	3,311,896
PPL Corp.	106,025	3,241,184
Pinnacle West Capital Corp.	61,374	3,230,114
AGL Resources, Inc.	67,595	3,229,689
Duke Energy Corp.	44,367	3,133,198
Northeast Utilities	71,168	3,117,158
American Electric Power Company, Inc.	57,316	2,797,594
TECO Energy, Inc.	159,318	2,609,629
CMS Energy Corp.	84,680	2,353,257
Total Utilities		89,350,967
Energy - 15.9%
Valero Energy Corp.	208,367	10,647,554
Murphy Oil Corp.	147,650	8,358,467
Phillips 66	111,575	8,155,017
Nabors Industries Ltd.	459,506	7,848,362
Tesoro Corp.	133,999	6,903,628
Hess Corp.	91,084	6,875,931
Rowan Companies plc — Class A*	144,949	4,547,050
Transocean Ltd.	94,357	4,083,771
Apache Corp.	48,541	3,895,901
Denbury Resources, Inc.*	227,444	3,655,025
Ensco plc — Class A	71,187	3,585,689
Baker Hughes, Inc.	61,092	3,460,251
Chevron Corp.	30,646	3,421,013
Marathon Oil Corp.	96,791	3,173,777
Noble Corporation plc	98,253	3,048,791
ConocoPhillips	37,570	2,440,172
Exxon Mobil Corp.	25,121	2,315,151
WPX Energy, Inc.*	107,606	2,049,894
Total Energy		88,465,444
Consumer Discretionary - 9.2%
General Motors Co.*	191,048	6,893,012
Staples, Inc.	490,952	6,460,928
AutoNation, Inc.*	118,455	5,850,492
Ford Motor Co.	348,251	5,209,835
DR Horton, Inc.	204,186	4,794,287
Kohl's Corp.	90,826	4,598,520
Target Corp.	72,078	4,082,498
PulteGroup, Inc.	186,795	3,795,674
Carnival Corp.	92,657	3,631,228
Whirlpool Corp.	24,362	3,247,455
Macy's, Inc.	46,221	2,458,957
Total Consumer Discretionary		51,022,886
Consumer Staples - 7.6%
Tyson Foods, Inc. — Class A	241,184	9,020,282
Archer-Daniels-Midland Co.	213,040	8,410,819
Kroger Co.	136,482	4,927,000
Sysco Corp.	130,738	4,586,289
CVS Caremark Corp.	59,209	4,009,633
Wal-Mart Stores, Inc.	46,533	3,475,084
Molson Coors Brewing Co. — Class B	58,491	3,078,966
Costco Wholesale Corp.	23,393	2,628,437
ConAgra Foods, Inc.	63,890	2,031,063
Total Consumer Staples		42,167,573
Health Care - 7.3%
WellPoint, Inc.	121,447	10,444,442
Humana, Inc.	83,231	8,098,376
Aetna, Inc.	91,705	6,266,203
Express Scripts Holding Co.*	67,295	5,026,264
Cardinal Health, Inc.	66,161	4,500,271
UnitedHealth Group, Inc.	61,457	4,442,112

Guggenheim S&P 500® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Health Care - 7.3% (continued)
Quest Diagnostics, Inc.	33,715	$1,770,038
Total Health Care		40,547,706
Materials - 5.9%
Alcoa, Inc.[1]	1,100,238	12,663,739
Allegheny Technologies, Inc.	103,997	3,269,666
Dow Chemical Co.	67,286	3,062,186
International Paper Co.	57,665	2,752,927
Mosaic Co.	59,971	2,678,305
Bemis Company, Inc.	65,104	2,507,155
Freeport-McMoRan Copper & Gold, Inc.	64,630	2,094,658
Avery Dennison Corp.	40,431	1,992,035
Nucor Corp.	37,379	1,807,275
Total Materials		32,827,946
Information Technology - 5.9%
Jabil Circuit, Inc.	427,862	7,688,680
Xerox Corp.	707,764	7,679,239
Hewlett-Packard Co.	263,890	7,652,810
Computer Sciences Corp.	99,249	5,995,632
Corning, Inc.	207,934	3,578,544
Total Information Technology		32,594,905
Industrials - 5.0%
L-3 Communications Holdings, Inc.	53,613	5,954,796
Ryder System, Inc.	74,524	5,305,364
Jacobs Engineering Group, Inc.*	78,257	4,750,982
Fluor Corp.	60,371	4,585,781
Joy Global, Inc.[1]	53,574	2,828,171
Deere & Co.	27,602	2,372,668
Stanley Black & Decker, Inc.	25,615	1,982,601
Total Industrials		27,780,363
Telecommunication Services - 1.3%
Frontier Communications Corp.[1]	878,712	4,129,946
CenturyLink, Inc.	116,957	3,375,379
Total Telecommunication Services		7,505,325
Total Common Stocks
(Cost $537,277,253)		554,495,264
SHORT TERM INVESTMENTS† - 0.4%
Federated U.S. Treasury Cash Reserve Fund	2,147,027	2,147,027
Total Short Term Investments
(Cost $2,147,027)		2,147,027
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.6%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$10,119,079	10,119,079
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	6,973,058	6,973,058
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	3,113,563	3,113,563
Total Securities Lending Collateral
(Cost $20,205,700)		20,205,700
Total Investments - 103.6%
(Cost $559,629,980)		$576,847,991
Other Assets & Liabilities, net - (3.6)%		(19,939,408)
Total Net Assets - 100.0%		$556,908,583

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3 .

plc	Public Limited Company

Guggenheim Midcap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9%
Industrials - 21.5%
Trinity Industries, Inc.	276,454	$16,097,916
AO Smith Corp.	294,477	13,905,204
Kirby Corp.*	127,888	12,761,944
Corporate Executive Board Co.	171,605	12,544,326
United Rentals, Inc.*	142,957	11,570,940
B/E Aerospace, Inc.*	143,289	11,387,177
Wabtec Corp.	143,007	10,555,347
Terex Corp.	232,444	9,530,204
Old Dominion Freight Line, Inc.*	159,282	8,639,456
Alaska Air Group, Inc.	104,713	8,279,657
Towers Watson & Co. — Class A	69,039	8,072,040
Graco, Inc.	92,351	6,417,471
Fortune Brands Home & Security, Inc.	140,914	6,349,585
Genesee & Wyoming, Inc. — Class A*	63,797	5,763,421
HNI Corp.	158,991	5,454,981
Lincoln Electric Holdings, Inc.	77,588	5,369,090
Copart, Inc.*	138,629	4,752,202
IDEX Corp.	58,127	4,185,725
J.B. Hunt Transport Services, Inc.	48,658	3,651,783
Deluxe Corp.	75,181	3,650,038
Total Industrials		168,938,507
Consumer Discretionary - 19.3%
Tempur Sealy International, Inc.*	290,407	14,314,161
Wendy's Co.[1]	1,560,475	14,153,508
Under Armour, Inc. — Class A*	128,481	13,890,081
Deckers Outdoor Corp.*,1	168,285	13,117,816
Toll Brothers, Inc.*	352,969	12,971,611
Bally Technologies, Inc.*	152,905	11,210,995
Polaris Industries, Inc.	79,604	9,966,421
LKQ Corp.*	315,783	8,548,246
Jarden Corp.*	136,135	8,229,361
Gentex Corp.	221,149	7,163,016
Brinker International, Inc.	141,569	6,846,277
Hanesbrands, Inc.	85,061	6,051,240
Brunswick Corp.	129,148	5,354,476
Scientific Games Corp. — Class A*	365,997	5,153,238
Sotheby's	84,783	4,062,801
Domino's Pizza, Inc.	55,435	3,914,265
DreamWorks Animation SKG, Inc. — Class A*	104,994	3,542,498
Carter's, Inc.	47,929	3,223,225
Total Consumer Discretionary		151,713,236
Financials - 18.6%
Synovus Financial Corp.	5,432,905	18,200,231
SVB Financial Group*	134,715	15,119,064
BancorpSouth, Inc.	631,139	14,875,946
Cathay General Bancorp	537,317	12,626,950
Old Republic International Corp.	808,091	12,622,381
Associated Banc-Corp.	670,257	11,039,133
Waddell & Reed Financial, Inc. — Class A	141,812	9,192,254
Signature Bank*	70,334	8,584,968
Washington Federal, Inc.	333,970	7,307,264
CBOE Holdings, Inc.	139,459	7,254,657
Affiliated Managers Group, Inc.*	30,462	6,069,249
MSCI, Inc. — Class A*	128,997	5,510,752
City National Corp.	73,210	5,296,744
East West Bancorp, Inc.	138,448	4,632,470
Alexander & Baldwin, Inc.	100,536	3,931,963
Omega Healthcare Investors, Inc.	113,849	3,636,337
Total Financials		145,900,363
Information Technology - 14.6%
3D Systems Corp.*,1	211,948	16,474,717
PTC, Inc.*	266,487	9,508,256
ACI Worldwide, Inc.*	134,970	8,180,532
Concur Technologies, Inc.*,1	66,027	8,011,716
Mentor Graphics Corp.	384,563	7,998,910
WEX, Inc.*	86,312	7,108,656
Cree, Inc.*	106,020	6,405,728
Ciena Corp.*	240,623	5,613,735
CoreLogic, Inc.*	175,411	5,586,840
Conversant, Inc.*	244,198	5,250,257
Advent Software, Inc.	151,304	4,971,849
Acxiom Corp.*	131,887	4,742,657
Fair Isaac Corp.	82,515	4,485,515
NeuStar, Inc. — Class A*	131,126	4,443,860
Global Payments, Inc.	66,602	4,401,726
CommVault Systems, Inc.*	59,309	4,096,473
Trimble Navigation Ltd.*	126,119	4,077,427
Broadridge Financial Solutions, Inc.	99,030	3,593,799
Total Information Technology		114,952,653
Health Care - 11.0%
Salix Pharmaceuticals Ltd.*	202,124	19,674,749
United Therapeutics Corp.*	152,241	15,622,971
Endo International plc*,1	221,716	14,606,650
Align Technology, Inc.*	169,183	10,052,854
Universal Health Services, Inc. — Class B	119,834	9,828,785
Cubist Pharmaceuticals, Inc.*	92,129	6,733,709
Charles River Laboratories International, Inc.*	91,630	5,179,844
Covance, Inc.*	53,398	5,049,315
Total Health Care		86,748,877
Energy - 8.3%
Patterson-UTI Energy, Inc.	578,390	14,858,839
SM Energy Co.	159,065	13,164,219
Oil States International, Inc.*	83,979	7,889,827
Rosetta Resources, Inc.*	179,158	7,633,922
Oceaneering International, Inc.	98,962	6,744,260
CARBO Ceramics, Inc.[1]	51,468	5,924,996
Dril-Quip, Inc.*	45,969	4,622,643
Gulfport Energy Corp.*	75,824	4,621,473
Total Energy		65,460,179
Consumer Staples - 3.8%
Green Mountain Coffee Roasters, Inc.[1]	222,878	18,053,117
Hain Celestial Group, Inc.*	72,623	6,673,327

Guggenheim Midcap 400® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Consumer Staples - 3.8% (continued)
SUPERVALU, Inc.*,1	859,038	$4,965,240
Total Consumer Staples		29,691,684
Materials - 2.8%
Worthington Industries, Inc.	199,450	8,085,703
Packaging Corporation of America	108,113	6,984,100
Eagle Materials, Inc.	85,426	6,727,298
Total Materials		21,797,101
Total Common Stocks
(Cost $701,962,527)		785,202,600
SHORT TERM INVESTMENTS† - 0.1%
Federated U.S. Treasury Cash Reserve Fund	399,398	399,398
Total Short Term Investments
(Cost $399,398)		399,398
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 9.9%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$39,058,356	39,058,356
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	26,915,113	26,915,113
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	12,017,956	12,017,956
Total Securities Lending Collateral
(Cost $77,991,425)		77,991,425
Total Investments - 109.9%
(Cost $780,353,350)		$863,593,423
Other Assets & Liabilities, net - (9.9)%		(77,980,555)
Total Net Assets - 100.0%		$785,612,868

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

plc	Public Limited Company

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Financials - 20.2%
Reinsurance Group of America, Inc. — Class A	24,455	$1,826,055
First American Financial Corp.	53,874	1,396,414
Hanover Insurance Group, Inc.	24,670	1,369,925
Protective Life Corp.	23,950	1,173,790
Aspen Insurance Holdings Ltd.	28,644	1,114,252
Kemper Corp.	29,696	1,091,328
Fidelity National Financial, Inc. — Class A	31,472	992,627
American Financial Group, Inc.	17,287	949,402
Alleghany Corp.*	2,297	855,242
Everest Re Group Ltd.	5,763	834,252
StanCorp Financial Group, Inc.	12,696	815,718
WR Berkley Corp.	20,727	803,379
First Niagara Financial Group, Inc.	74,523	643,879
HCC Insurance Holdings, Inc.	14,318	614,385
Apollo Investment Corp.	64,274	542,473
Mercury General Corp.	11,733	537,723
Astoria Financial Corp.	40,191	532,129
Hancock Holding Co.	12,019	415,857
Fulton Financial Corp.	31,145	384,641
International Bancshares Corp.	15,667	366,764
Janus Capital Group, Inc.	32,975	362,395
New York Community Bancorp, Inc.	20,536	332,478
Valley National Bancorp[1]	34,151	330,923
Total Financials		18,286,031
Information Technology - 18.2%
Ingram Micro, Inc. — Class A*	90,490	2,264,059
Tech Data Corp.*	40,772	2,198,425
ManTech International Corp. — Class A	72,466	2,108,760
Avnet, Inc.	43,250	1,776,278
Arrow Electronics, Inc.*	33,334	1,712,701
Leidos Holdings, Inc.	30,723	1,392,981
Vishay Intertechnology, Inc.*	94,113	1,278,055
Science Applications International Corp.	31,731	1,174,364
Lexmark International, Inc. — Class A	28,790	1,128,280
Convergys Corp.	26,326	536,261
Fairchild Semiconductor International, Inc. — Class A*	36,679	468,024
Itron, Inc.*	10,555	426,211
Total Information Technology		16,464,399
Industrials - 16.1%
URS Corp.	41,111	2,063,772
AECOM Technology Corp.*	59,445	1,704,288
JetBlue Airways Corp.*	172,609	1,512,055
AGCO Corp.	21,789	1,162,007
Oshkosh Corp.	19,771	1,070,402
Manpowergroup, Inc.	12,978	1,010,986
Granite Construction, Inc.	27,568	917,739
Brink's Co.	28,610	905,220
Exelis, Inc.	38,756	759,230
KBR, Inc.	22,068	690,728
Regal-Beloit Corp.	7,513	556,638
Esterline Technologies Corp.*	5,345	550,268
Triumph Group, Inc.	8,003	547,565
Matson, Inc.	18,417	440,719
Werner Enterprises, Inc.	15,241	397,180
UTI Worldwide, Inc.	22,018	344,802
Total Industrials		14,633,599
Consumer Discretionary - 9.8%
MDC Holdings, Inc.	34,514	1,066,137
Abercrombie & Fitch Co. — Class A	28,333	1,002,422
Big Lots, Inc.*	36,300	972,477
Rent-A-Center, Inc. — Class A	36,037	898,763
Murphy USA, Inc.*	23,059	893,306
CST Brands, Inc.	27,196	868,368
Apollo Education Group, Inc. — Class A*	19,683	635,564
Ascena Retail Group, Inc.*	28,399	532,765
Aaron's, Inc.	18,792	505,317
Foot Locker, Inc.	11,026	425,604
DeVry Education Group, Inc.	11,167	403,575
ANN, Inc.*	11,602	375,209
JC Penney Company, Inc.*,1	49,078	290,542
Total Consumer Discretionary		8,870,049
Materials - 8.3%
Domtar Corp.	15,311	1,644,555
Commercial Metals Co.	60,644	1,155,875
Reliance Steel & Aluminum Co.	13,769	963,142
Steel Dynamics, Inc.	53,483	882,470
Greif, Inc. — Class A	16,372	828,914
Ashland, Inc.	8,411	780,625
Olin Corp.[1]	27,664	711,241
Cabot Corp.	12,125	590,124
Total Materials		7,556,946
Health Care - 7.4%
Health Net, Inc.*	51,218	1,684,560
Community Health Systems, Inc.*	38,922	1,611,760
LifePoint Hospitals, Inc.*	24,770	1,313,058
WellCare Health Plans, Inc.*	16,831	1,095,866
Owens & Minor, Inc.	28,680	993,475
Total Health Care		6,698,719
Utilities - 6.7%
UGI Corp.	20,650	896,004
Great Plains Energy, Inc.	36,037	889,393
PNM Resources, Inc.	33,941	836,646
Hawaiian Electric Industries, Inc.	31,359	815,961
Westar Energy, Inc.	18,806	623,795
Atmos Energy Corp.	12,920	620,289
WGL Holdings, Inc.	15,081	569,760
IDACORP, Inc.	8,004	422,051
ONE Gas, Inc.*	10,189	347,649
Total Utilities		6,021,548
Energy - 6.4%
World Fuel Services Corp.	34,106	1,457,008
HollyFrontier Corp.	30,342	1,404,835
Superior Energy Services, Inc.	52,641	1,244,433
Tidewater, Inc.	11,968	620,541
Alpha Natural Resources, Inc.*	102,385	581,547

Guggenheim S&P Midcap 400® Pure Value ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Energy - 6.4% (continued)
Unit Corp.*	11,093	$554,317
Total Energy		5,862,681
Consumer Staples - 4.9%
Universal Corp.	33,374	1,712,754
Dean Foods Co.*	70,289	1,110,566
United Natural Foods, Inc.*	8,140	550,020
Ingredion, Inc.	8,479	528,242
Post Holdings, Inc.*	9,700	519,241
Total Consumer Staples		4,420,823
Telecommunication Services - 1.8%
Telephone & Data Systems, Inc.	59,160	1,598,503
Total Common Stocks
(Cost $86,304,994)		90,413,298
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.0%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$884,181	884,181
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	609,289	609,289
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	272,056	272,056
Total Securities Lending Collateral
(Cost $1,765,526)		1,765,526
Total Investments - 101.8%
(Cost $88,070,520)		$92,178,824
Other Assets & Liabilities, net - (1.8)%		(1,644,009)
Total Net Assets - 100.0%		$90,534,815

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7%
Financials - 23.2%
MB Financial, Inc.	47,859	$1,344,838
HCI Group, Inc.	31,104	1,322,853
United Community Banks, Inc.*	72,673	1,212,186
Forestar Group, Inc.*	59,915	1,198,300
Umpqua Holdings Corp.[1]	67,428	1,184,036
PrivateBancorp, Inc. — Class A	38,725	1,107,148
Virtus Investment Partners, Inc.*	5,724	1,043,256
BBCN Bancorp, Inc.	68,892	1,036,825
HFF, Inc. — Class A	34,859	1,031,129
Pinnacle Financial Partners, Inc.	28,890	942,970
Encore Capital Group, Inc.*	19,498	927,910
Portfolio Recovery Associates, Inc.*	18,219	914,958
Sabra Health Care REIT, Inc.	31,206	902,790
BofI Holding, Inc.*	10,837	896,762
CoreSite Realty Corp.	28,409	871,588
Home BancShares, Inc.	28,172	868,824
First Midwest Bancorp, Inc.	53,987	862,172
Oritani Financial Corp.	54,317	854,950
PacWest Bancorp[1]	21,298	854,263
Employers Holdings, Inc.	33,645	826,658
Bank of the Ozarks, Inc.	12,957	821,474
MarketAxess Holdings, Inc.	12,845	805,895
Wilshire Bancorp, Inc.	71,178	708,933
Boston Private Financial Holdings, Inc.	55,950	687,626
Evercore Partners, Inc. — Class A	11,678	652,100
Glacier Bancorp, Inc.	20,880	551,858
eHealth, Inc.*	9,529	509,134
Texas Capital Bancshares, Inc.*	8,451	502,581
Financial Engines, Inc.	7,241	441,122
First Financial Bankshares, Inc.	5,004	306,095
First Cash Financial Services, Inc.*	5,143	252,727
Total Financials		26,443,961
Information Technology - 22.9%
CalAmp Corp.*	58,204	1,715,853
Electronics for Imaging, Inc.*	36,569	1,549,428
XO Group, Inc.*	109,638	1,329,909
Blucora, Inc.*	47,449	1,215,169
Interactive Intelligence Group, Inc.*	15,168	1,151,858
iGATE Corp.*	31,893	1,076,389
Virtusa Corp.*	30,648	1,050,613
Dealertrack Technologies, Inc.*	22,467	1,048,086
Methode Electronics, Inc.	29,442	991,018
Manhattan Associates, Inc.*	29,052	979,633
OpenTable, Inc.*	12,670	953,798
Perficient, Inc.*	46,264	949,800
Tyler Technologies, Inc.*	7,832	825,884
Monotype Imaging Holdings, Inc.	27,576	804,392
Harmonic, Inc.*	119,354	782,962
Synaptics, Inc.*	13,201	770,410
Daktronics, Inc.	51,875	757,894
j2 Global, Inc.	16,544	750,270
Advanced Energy Industries, Inc.*	24,590	671,307
Stamps.com, Inc.*	16,773	661,863
Synchronoss Technologies, Inc.*	24,625	656,503
Measurement Specialties, Inc.*	10,252	565,603
Belden, Inc.	8,436	545,894
NIC, Inc.	24,345	529,260
Cardtronics, Inc.*	13,373	515,128
Cognex Corp.	11,854	467,640
LogMeIn, Inc.*	13,739	466,576
FEI Co.	4,816	451,356
FARO Technologies, Inc.*	8,511	440,189
MTS Systems Corp.	6,019	423,316
MAXIMUS, Inc.	9,033	382,728
Blackbaud, Inc.	10,496	361,692
comScore, Inc.*	9,747	267,165
Total Information Technology		26,109,586
Consumer Discretionary - 16.1%
Multimedia Games Holding Company, Inc.*	47,990	1,524,162
Lithia Motors, Inc. — Class A	21,260	1,196,725
Buffalo Wild Wings, Inc.*	7,692	1,091,187
MarineMax, Inc.*	73,017	1,077,001
Iconix Brand Group, Inc.*	21,675	806,310
Winnebago Industries, Inc.*	32,931	789,027
Arctic Cat, Inc.	18,364	777,532
Monarch Casino & Resort, Inc.*	38,867	748,967
Lumber Liquidators Holdings, Inc.*	8,222	731,676
Universal Electronics, Inc.*	20,256	723,949
EW Scripps Co. — Class A*	38,461	708,067
Ruth's Hospitality Group, Inc.	50,463	660,561
Red Robin Gourmet Burgers, Inc.*	9,934	640,048
Capella Education Co.	9,997	623,713
Sturm Ruger & Company, Inc.	7,634	581,482
Drew Industries, Inc.	11,872	570,924
Wolverine World Wide, Inc.	20,111	561,097
Pinnacle Entertainment, Inc.*	23,875	521,669
La-Z-Boy, Inc.	18,630	501,520
Papa John's International, Inc.	10,377	499,445
Movado Group, Inc.	13,129	495,620
Steven Madden Ltd.*	13,922	453,718
American Public Education, Inc.*	10,586	448,105
Hillenbrand, Inc.	15,378	416,282
Kirkland's, Inc.*	21,936	413,055
Sonic Corp.*	22,785	405,345
Texas Roadhouse, Inc. — Class A	14,826	359,531
Total Consumer Discretionary		18,326,718
Health Care - 16.0%
Questcor Pharmaceuticals, Inc.[1]	26,805	1,796,202
Akorn, Inc.*	69,622	1,580,418
ABIOMED, Inc.*	42,034	1,155,515
Natus Medical, Inc.*	41,718	1,080,079
Cambrex Corp.*	55,812	1,047,591
Omnicell, Inc.*	36,472	941,707
Anika Therapeutics, Inc.*	27,244	906,408
Ligand Pharmaceuticals, Inc. — Class B*	13,857	858,303
Medidata Solutions, Inc.*	13,565	855,952
Acorda Therapeutics, Inc.*	29,104	854,202
MWI Veterinary Supply, Inc.*	4,386	816,936

Guggenheim S&P SmallCap 600® Pure Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Health Care - 16.0% (continued)
Cantel Medical Corp.	23,752	$752,938
CryoLife, Inc.	68,655	740,787
Prestige Brands Holdings, Inc.*	23,960	725,030
Corvel Corp.*	15,256	722,524
Medicines Co.*	17,542	609,760
NuVasive, Inc.*	15,225	570,024
IPC The Hospitalist Company, Inc.*	9,862	526,434
SurModics, Inc.*	19,136	466,536
Air Methods Corp.*	8,192	421,315
West Pharmaceutical Services, Inc.	6,968	330,632
Neogen Corp.*	5,721	240,396
HealthStream, Inc.*	8,266	239,879
Total Health Care		18,239,568
Industrials - 9.0%
GenCorp, Inc.*,1	78,558	1,337,057
On Assignment, Inc.*	42,843	1,271,580
Saia, Inc.*	36,600	1,231,956
Dycom Industries, Inc.*	40,049	1,114,564
DXP Enterprises, Inc.*	11,116	1,067,581
Federal Signal Corp.*	69,469	855,858
AAON, Inc.	26,651	790,469
CIRCOR International, Inc.	8,944	644,147
EnerSys, Inc.	9,004	612,812
Allegiant Travel Co. — Class A	3,652	332,588
AZZ, Inc.	7,904	330,466
Apogee Enterprises, Inc.	9,270	313,326
Mobile Mini, Inc.*	7,447	287,975
Total Industrials		10,190,379
Energy - 8.1%
Matrix Service Co.*	70,418	1,850,584
Tesco Corp.*	59,633	1,259,449
Carrizo Oil & Gas, Inc.*	30,316	1,245,988
C&J Energy Services, Inc.*	42,493	993,486
Stone Energy Corp.*	30,987	959,048
Era Group, Inc.*	32,640	956,026
Newpark Resources, Inc.*	75,786	860,929
Northern Oil and Gas, Inc.*,1	47,363	688,658
Geospace Technologies Corp.*	4,580	364,202
Total Energy		9,178,370
Materials - 2.7%
KapStone Paper and Packaging Corp.*	42,331	1,183,998
Flotek Industries, Inc.*	32,383	696,558
American Vanguard Corp.	24,076	559,526
HB Fuller Co.	8,663	403,523
Balchem Corp.	4,838	263,768
Total Materials		3,107,373
Consumer Staples - 1.4%
Boston Beer Company, Inc. — Class A*	3,901	812,617
Inter Parfums, Inc.	22,798	741,847
Total Consumer Staples		1,554,464
Telecommunication Services - 0.3%
Lumos Networks Corp.	15,529	295,206
Total Common Stocks
(Cost $102,801,395)		113,445,625
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	192,822	192,822
Total Short Term Investments
(Cost $192,822)		192,822
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 3.9%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$2,205,700	2,205,700
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	1,519,948	1,519,948
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	678,677	678,677
Total Securities Lending Collateral
(Cost $4,404,325)		4,404,325
Total Investments - 103.8%
(Cost $107,398,542)		$118,042,772
Other Assets & Liabilities, net - (3.8)%		(4,364,225)
Total Net Assets - 100.0%		$113,678,547

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust

Guggenheim S&P SmallCap 600® Pure Value EFT
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8%
Industrials - 20.4%
Engility Holdings, Inc.*	61,659	$2,362,156
CDI Corp.	129,497	2,216,989
Kelly Services, Inc. — Class A	91,130	2,185,297
SkyWest, Inc.	158,433	2,061,213
Atlas Air Worldwide Holdings, Inc.*	52,354	1,849,667
Griffon Corp.	141,361	1,775,494
Titan International, Inc.	103,489	1,734,476
Universal Forest Products, Inc.	28,938	1,520,692
EMCOR Group, Inc.	34,656	1,473,227
ABM Industries, Inc.	55,034	1,467,206
Hub Group, Inc. — Class A*	32,125	1,331,581
United Stationers, Inc.	31,901	1,321,658
AAR Corp.	45,314	1,207,618
Aegion Corp. — Class A*	58,142	1,193,074
Viad Corp.	41,506	1,091,193
Insperity, Inc.	28,157	929,744
Gibraltar Industries, Inc.*	49,474	883,606
Briggs & Stratton Corp.	38,675	814,882
Consolidated Graphics, Inc.*	12,411	804,729
Heidrick & Struggles International, Inc.	47,693	795,519
Astec Industries, Inc.	20,066	746,455
Kaman Corp.	17,969	696,478
Mueller Industries, Inc.	9,523	592,712
Curtiss-Wright Corp.	9,326	572,803
Quanex Building Products Corp.	26,769	507,273
National Presto Industries, Inc.	6,592	501,585
Resources Connection, Inc.	34,050	458,994
Orion Marine Group, Inc.*	37,661	421,803
Korn/Ferry International*	16,948	397,600
Total Industrials		33,915,724
Consumer Discretionary - 18.9%
Perry Ellis International, Inc.*	153,678	2,408,133
M/I Homes, Inc.*	74,755	1,838,225
Fred's, Inc. — Class A	97,791	1,709,387
Scholastic Corp.	51,658	1,704,197
VOXX International Corp. — Class A*	126,685	1,688,711
Group 1 Automotive, Inc.	24,355	1,488,821
Stage Stores, Inc.	71,595	1,403,262
Pep Boys-Manny Moe & Jack*	113,685	1,357,399
Big 5 Sporting Goods Corp.	78,060	1,339,510
Sonic Automotive, Inc. — Class A	58,300	1,307,669
Superior Industries International, Inc.	67,463	1,228,501
Regis Corp.	95,165	1,173,384
Brown Shoe Company, Inc.	46,102	1,091,695
Ruby Tuesday, Inc.*	184,651	1,034,046
Spartan Motors, Inc.	161,469	928,447
Career Education Corp.*	168,876	918,685
Biglari Holdings, Inc.*	2,078	908,003
Marcus Corp.	66,987	874,850
Stein Mart, Inc.	68,395	846,730
Standard Pacific Corp.*	84,911	747,217
JAKKS Pacific, Inc.[1]	125,701	724,038
Genesco, Inc.*	10,297	723,055
Christopher & Banks Corp.*	99,135	707,824
Meritage Homes Corp.*	14,029	681,389
Children's Place Retail Stores, Inc.*	11,996	631,829
Crocs, Inc.*	40,964	628,797
Digital Generation, Inc.*	41,413	559,076
Finish Line, Inc. — Class A	15,766	404,398
Aeropostale, Inc.*,1	45,940	323,877
Total Consumer Discretionary		31,381,155
Information Technology - 15.9%
Black Box Corp.	85,204	2,335,442
Sanmina Corp.*	128,176	2,143,103
CACI International, Inc. — Class A*	24,966	1,847,983
Benchmark Electronics, Inc.*	77,995	1,772,826
CIBER, Inc.*	441,783	1,714,118
Insight Enterprises, Inc.*	74,116	1,563,848
Monster Worldwide, Inc.*	249,990	1,529,939
SYNNEX Corp.*	23,379	1,312,731
ScanSource, Inc.*	34,344	1,289,274
Super Micro Computer, Inc.*	59,803	1,229,550
TTM Technologies, Inc.*	152,010	1,217,600
Anixter International, Inc.	11,704	1,026,675
Bel Fuse, Inc. — Class B	48,408	927,981
Plexus Corp.*	22,086	863,563
Oplink Communications, Inc.*	42,070	712,245
NETGEAR, Inc.*	21,814	696,085
Rudolph Technologies, Inc.*	54,501	598,966
Digi International, Inc.*	55,243	569,003
Rofin-Sinar Technologies, Inc.*	23,583	544,767
Ebix, Inc.[1]	39,820	540,756
Diodes, Inc.*	22,933	525,395
Kulicke & Soffa Industries, Inc.*	43,751	509,262
Brooks Automation, Inc.	50,001	507,510
Mercury Systems, Inc.*	41,434	443,344
Total Information Technology		26,421,966
Financials - 13.1%
Stewart Information Services Corp.	72,272	2,349,563
EZCORP, Inc. — Class A*	187,555	2,059,354
Cash America International, Inc.	51,548	1,893,358
Infinity Property & Casualty Corp.	18,780	1,325,868
Calamos Asset Management, Inc. — Class A	115,479	1,324,544
Piper Jaffray Cos.*	32,389	1,272,240
Navigators Group, Inc.*	20,603	1,228,557
United Fire Group, Inc.	48,450	1,216,095
Horace Mann Educators Corp.	35,137	980,322
Safety Insurance Group, Inc.	16,274	880,098
Susquehanna Bancshares, Inc.	76,193	825,170
Wintrust Financial Corp.	18,618	816,027
Meadowbrook Insurance Group, Inc.	130,996	793,836
Capstead Mortgage Corp.	62,138	784,182
Selective Insurance Group, Inc.	33,318	783,639
Prospect Capital Corp.	64,388	699,898
Brookline Bancorp, Inc.	74,212	660,487
SWS Group, Inc.*	69,166	531,195
Provident Financial Services, Inc.	28,258	489,429

Guggenheim S&P SmallCap 600® Pure Value EFT
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Financials - 13.1% (continued)
ProAssurance Corp.	10,470	$486,436
FNB Corp.	36,540	432,634
Total Financials		21,832,932
Health Care - 8.4%
Cross Country Healthcare, Inc.*	170,656	1,843,085
PharMerica Corp.*	74,794	1,820,486
Molina Healthcare, Inc.*	45,638	1,642,968
Magellan Health Services, Inc.*	26,569	1,589,623
Kindred Healthcare, Inc.	77,821	1,473,930
Almost Family, Inc.*	38,403	1,167,835
LHC Group, Inc.*	50,644	1,161,773
Centene Corp.*	18,823	1,140,674
Invacare Corp.	50,506	1,019,211
AMN Healthcare Services, Inc.*	38,714	584,969
Healthways, Inc.*	37,084	567,756
Total Health Care		14,012,310
Materials - 8.3%
Olympic Steel, Inc.	66,459	1,840,250
Century Aluminum Co.*	135,240	1,578,251
Boise Cascade Co.*	47,533	1,449,281
Materion Corp.	54,302	1,442,804
AM Castle & Co.*	97,235	1,334,064
Kaiser Aluminum Corp.	16,369	1,142,720
A. Schulman, Inc.	32,805	1,114,386
PH Glatfelter Co.	24,172	749,090
Clearwater Paper Corp.*	11,695	666,030
Kraton Performance Polymers, Inc.*	24,432	611,044
Zep, Inc.	34,963	560,807
Neenah Paper, Inc.	10,261	445,738
OM Group, Inc.*	12,903	417,283
Stepan Co.	6,463	409,690
Total Materials		13,761,438
Energy - 6.4%
Green Plains Renewable Energy, Inc.	127,573	2,842,325
Pioneer Energy Services Corp.*	193,805	1,624,086
Cloud Peak Energy, Inc.*	85,145	1,594,766
Swift Energy Co.*,1	112,472	1,392,403
Exterran Holdings, Inc.*	33,229	1,154,375
Gulf Island Fabrication, Inc.	40,399	818,484
Arch Coal, Inc.[1]	180,238	764,209
SEACOR Holdings, Inc.*	4,797	403,811
Total Energy		10,594,459
Consumer Staples - 4.5%
Seneca Foods Corp. — Class A*	78,407	2,279,291
Central Garden and Pet Co. — Class A*	315,527	1,968,888
Spartan Stores, Inc.	72,462	1,636,917
Sanderson Farms, Inc.	11,481	853,612
Alliance One International, Inc.*	255,429	656,453
Total Consumer Staples		7,395,161
Utilities - 2.0%
Avista Corp.	32,209	928,585
New Jersey Resources Corp.	19,758	900,965
Laclede Group, Inc.	12,282	563,621
NorthWestern Corp.	10,736	485,375
UIL Holdings Corp.	11,683	451,782
Total Utilities		3,330,328
Telecommunication Services - 1.9%
Cbeyond, Inc.*	218,333	1,585,098
USA Mobility, Inc.	59,833	853,219
Atlantic Tele-Network, Inc.	12,017	699,990
Total Telecommunication Services		3,138,307
Total Common Stocks
(Cost $156,217,612)		165,783,780
SHORT TERM INVESTMENTS† - 0.2%
Federated U.S. Treasury Cash Reserve Fund	263,746	263,746
Total Short Term Investments
(Cost $263,746)		263,746
	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 2.1%
Repurchase Agreements
HSBC Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	$1,720,246	1,720,246
Deutsche Bank Securities, Inc. issued 01/31/14 at 0.02% due 02/03/14	1,185,422	1,185,422
BNP Paribas Securities Corp. issued 01/31/14 at 0.02% due 02/03/14	529,307	529,307
Total Securities Lending Collateral
(Cost $3,434,975)		3,434,975
Total Investments - 102.1%
(Cost $159,916,333)		$169,482,501
Other Assets & Liabilities, net - (2.1)%		(3,421,180)
Total Net Assets - 100.0%		$166,061,321

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or portion of this security is on loan at January 31, 2014 — See Note 3.
[2]	Securities lending collateral — See Note 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

For information on the Fund’s policy regarding valuation of investments and other significant accounting polices, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Open-end investment companies (“Mutual Funds”) are valued at their net asset value per share ("NAV") as of the close of business on the valuation date. Exchange Traded Funds ("ETFs") and closed-end investment companies are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

If events occur after the close of a foreign exchange that will affect the value of a Fund’s portfolio securities before the time as of which the NAV is calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the Funds’ NAV. Some of the factors which may be considered by the Board of Trustees in determining fair value are fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition, trading in similar securities of the same issuer or comparable companies, information from broker-dealers, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and Administrator to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at January 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim Russell Top 50® Mega Cap ETF	$515,025,267	$–	$–	$515,025,267
Guggenheim S&P 500® Pure Value ETF	556,642,291	20,205,700	–	576,847,991
Guggenheim S&P 500® Pure Growth ETF	1,017,099,395	–	–	1,017,099,395
Guggenheim S&P Midcap 400® Pure Value ETF	90,413,298	1,765,526	–	92,178,824
Guggenheim S&P Midcap 400® Pure Growth ETF	785,601,998	77,991,425	–	863,593,423
Guggenheim S&P SmallCap 600® Pure Value EFT	166,047,526	3,434,975	–	169,482,501
Guggenheim S&P SmallCap 600® Pure Growth ETF	113,638,447	4,404,325	–	118,042,772
Guggenheim Russell MidCap® Equal Weight ETF	92,350,147	2,503,992	–	94,854,139
Guggenheim Russell 1000® Equal Weight ETF	71,084,024	1,375,988	–	72,460,012
Guggenheim Russell 2000® Equal Weight ETF	31,171,963	1,013,937	–	32,185,900
Guggenheim MSCI Emerging Markets Equal Weight ETF	9,333,723	573,650	–	9,907,373
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	108,985,086	2,618,825	–	111,603,911
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	95,936,082	–	–	95,936,082
Guggenheim S&P 500® Equal Weight Energy ETF	50,150,010	–	–	50,150,010
Guggenheim S&P 500® Equal Weight Financial ETF	76,506,130	–	–	76,506,130
Guggenheim S&P 500® Equal Weight Health Care ETF	185,404,300	–	–	185,404,300
Guggenheim S&P 500® Equal Weight Industrials ETF	86,597,010	1,890,900	–	88,487,910
Guggenheim S&P 500® Equal Weight Materials ETF	56,803,290	3,294,525	–	60,097,815
Guggenheim S&P 500® Equal Weight Technology ETF	394,200,322	2,721,300	–	396,921,622
Guggenheim S&P 500® Equal Weight Utilities ETF	51,242,875	2,670,975	–	53,913,850
Guggenheim S&P 500® Equal Weight ETF	6,390,096,165	133,115,021	–	6,523,211,186

For the period ended January 31, 2014, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2014

3. Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At January 31, 2014, the Funds participated in securities lending as follows:

	Value of Securities Loaned	Cash Collateral
Guggenheim Russell Top 50® Mega Cap ETF	$—	$—
Guggenheim S&P 500® Pure Value ETF	19,094,127	20,205,700
Guggenheim S&P 500® Pure Growth ETF	—	—
Guggenheim S&P Midcap 400® Pure Value ETF	1,683,878	1,765,525
Guggenheim S&P Midcap 400® Pure Growth ETF	75,293,889	77,991,425
Guggenheim S&P SmallCap 600® Pure Value ETF	3,224,512	3,434,975
Guggenheim S&P SmallCap 600® Pure Growth ETF	4,257,271	4,404,325
Guggenheim Russell MidCap® Equal Weight ETF	2,414,386	2,503,575
Guggenheim Russell 1000® Equal Weight ETF	1,328,095	1,375,750
Guggenheim Russell 2000® Equal Weight ETF	953,129	1,013,668
Guggenheim MSCI Emerging Markets Equal Weight ETF	554,707	573,650
Guggenheim S&P 500® Equal Weight Consumer Discretionary ETF	2,527,091	2,618,825
Guggenheim S&P 500® Equal Weight Consumer Staples ETF	—	—
Guggenheim S&P 500® Equal Weight Energy ETF	—	—
Guggenheim S&P 500® Equal Weight Financials ETF	—	—
Guggenheim S&P 500® Equal Weight Health Care ETF	—	—
Guggenheim S&P 500® Equal Weight Industrials ETF	1,801,232	1,890,900
Guggenheim S&P 500® Equal Weight Materials ETF	3,200,456	3,294,525
Guggenheim S&P 500® Equal Weight Technology ETF	2,597,394	2,721,300
Guggenheim S&P 500® Equal Weight Utilities ETF	2,540,532	2,670,975
Guggenheim S&P 500® Equal Weight ETF	127,686,157	133,115,021

The following represents a breakdown of the collateral for the joint repurchase agreements at January 31, 2014:

		Repurchase
Counterparty and Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.02%			0.00%
Due 02/03/14	$130,000,000	$130,000,036	04/15/14 - 11/15/30	$142,308,000	$90,886,436
			Federal Home Loan Bank
			0.40% - 1.70%
			01/29/16 - 05/21/19	38,425,000	38,371,040
			Federal Farm Credit Bank
			0.55% - 1.90%
			05/21/15 -10/10/18	3,325,000	3,345,500

Deutsche Bank Securities, Inc.			U.S. Treasury Notes
0.02%			0.25% - 4.50%
Due 02/03/14	89,583,000	89,583,150	12/31/15 - 12/31/18	45,476,300	49,980,093
			Fannie Mae Strips
			0.00%
			10/08/27 - 05/15/29	23,301,000	12,191,674
			Fannie Mae
			0.56% - 5.25%
			03/13/14 - 03/01/28	9,975,863	9,942,604
			Freddie Mac
			0.00% - 3.00%
			04/17/15 - 12/17/29	13,653,000	9,237,017
			Federal Home Loan Bank
			0.00% - 5.375%
			02/18/14 - 6/13/14	7,655,000	7,759,630
			Freddie Mac Strip
			0.00%
			03/15/28	4,000,000	2,264,480

BNP Paribas Securities Corp.			U.S. Treasury Bond
0.02%			5.375%
Due 02/03/14	40,000,000	40,000,067	12/15/31	31,456,600	40,800,094

Item 2. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex ETF Trust

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date:	March 28, 2014

By:	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date:	March 28, 2014